UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

600 Lexington Ave, 20th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Luis Berruga

Global X Management Company LLC

600 Lexington Ave, 20th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Lisa Whittaker Global X Management Company LLC 600 Lexington Ave, 20th Floor New York, NY 10022	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached see attached.

Schedule of Investments (Unaudited)	July 31, 2018

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 18.6%
Materials — 18.6%
Americas Silver *	631,173	$1,667,615
Excellon Resources * (A)	1,033,638	1,016,172
First Majestic Silver * (A)	2,498,547	16,561,030
Fortuna Silver Mines *	2,464,315	13,438,277
Great Panther Silver *	2,558,066	2,947,081
MAG Silver *	1,156,917	10,805,000
Silvercorp Metals	2,502,904	6,766,684
SilverCrest Metals *	874,635	2,257,123
Tahoe Resources * (A)	4,084,722	18,321,641
TOTAL CANADA		73,780,623
MEXICO— 5.2%
Materials — 5.2%
Industrias Penoles	1,001,634	16,963,736
Minera Frisco *	8,581,600	3,679,340
TOTAL MEXICO		20,643,076
PERU— 2.3%
Materials — 2.3%
Volcan Cia Minera SAA	37,866,336	9,367,417
SOUTH KOREA— 11.8%
Materials — 11.8%
Korea Zinc	127,717	47,095,394
UNITED KINGDOM— 26.0%
Materials — 26.0%
Fresnillo	2,939,007	40,055,989
Hochschild Mining	3,895,938	8,917,821
Polymetal International	6,218,326	54,194,399
TOTAL UNITED KINGDOM		103,168,209
UNITED STATES— 35.9%
Materials — 35.9%
Coeur d'Alene Mines * (A)	2,487,001	17,409,007
Endeavour Silver * (A)	1,950,806	5,715,862
Hecla Mining	5,724,643	18,318,856
McEwen Mining * (A)	3,974,060	8,901,894
Pan American Silver	1,256,631	20,696,712
SSR Mining *	1,850,504	19,263,747
Wheaton Precious Metals	2,485,097	52,062,783
TOTAL UNITED STATES		142,368,861
TOTAL COMMON STOCK
(Cost $450,375,132)		396,423,580

Schedule of Investments (Unaudited)	July 31, 2018

Global X Silver Miners ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 0.8%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.840%
(Cost $3,154,172)	3,154,172	$3,154,172

REPURCHASE AGREEMENTS(B) — 4.7%
BNP Paribas
1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $7,588,935 (collateralized by U.S. Treasury Obligations, ranging in par value $150,428 - $2,116,737, 2.500% - 2.750%, 2/15/2019 - 5/15/2024, with a total market value of $7,760,092)	$7,588,533	7,588,533
RBC Capital Markets
1.890%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $10,960,328 (collateralized by U.S. Treasury Obligations, ranging in par value $1,004,242 - $2,153,482, 2.000% - 2.750%, 4/30/2023 - 11/15/2026, with a total market value of $11,568,238)	10,959,752	10,959,752
TOTAL REPURCHASE AGREEMENTS
(Cost $18,548,285)		18,548,285
TOTAL INVESTMENTS — 105.3%
(Cost $472,077,589)		$418,126,037

Percentages are based on Net Assets of $396,958,283.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $20,905,916.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2018, was $21,702,457.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2018.

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$396,423,580	$—	$—	$396,423,580
Short-Term Investment	3,154,172	—	—	3,154,172
Repurchase Agreements	—	18,548,285	—	18,548,285
Total Investments in Securities	$399,577,752	$18,548,285	$—	$418,126,037

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 22.3%
Materials — 22.3%
Dacian Gold *	231,956	$506,962
Gold Road Resources *	914,880	459,083
Independence Group	449,300	1,503,044
Perseus Mining *	1,023,316	304,294
Ramelius Resources *	605,200	247,448
Regis Resources	487,639	1,616,799
Resolute Mining	796,303	754,764
Saracen Mineral Holdings *	1,031,442	1,437,702
Silver Lake Resources *	606,067	252,308
St. Barbara	526,185	1,611,605
Westgold Resources *	376,754	445,326
TOTAL AUSTRALIA		9,139,335
CANADA— 57.5%
Materials — 57.5%
Alacer Gold *	371,648	804,952
Alamos Gold, Cl A	314,289	1,704,209
Argonaut Gold *	210,567	355,797
Asanko Gold *	185,190	183,483
B2Gold *	619,890	1,542,583
China Gold International Resources *	304,308	530,552
Continental Gold *	187,691	557,883
Dalradian Resources *	409,045	455,542
Dundee Precious Metals *	178,854	424,469
Eldorado Gold *	1,011,543	1,103,219
Guyana Goldfields *	213,152	654,845
Kirkland Lake Gold	104,732	2,286,890
Lundin Gold *	96,105	369,067
New Gold *	728,433	906,345
Novo Resources * (A)	135,348	407,499
OceanaGold	635,706	1,953,014
Osisko Mining * (A)	209,793	362,546
Premier Gold Mines *	248,749	469,987
Pretium Resources *	228,469	1,872,323
Roxgold *	425,153	342,865
Sabina Gold & Silver *	282,516	312,460
SEMAFO *	414,604	1,216,427
SSR Mining *	152,524	1,583,813
Tahoe Resources *	347,062	1,556,714
Teranga Gold *	103,102	361,887
Torex Gold Resources *	108,005	797,180
Wesdome Gold Mines *	168,327	473,177
TOTAL CANADA		23,589,728

Schedule of Investments (Unaudited)	July 31, 2018

Global X Gold Explorers ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
INDONESIA— 1.7%
Materials — 1.7%
Aneka Tambang	10,771,000	$683,458
PERU— 1.8%
Materials — 1.8%
Hochschild Mining	321,888	736,803
TURKEY— 1.2%
Materials — 1.2%
Koza Altin Isletmeleri *	57,974	504,984
UNITED KINGDOM— 4.5%
Materials — 4.5%
Centamin	833,069	1,300,407
Highland Gold Mining	330,652	559,082
TOTAL UNITED KINGDOM		1,859,489
UNITED STATES— 10.9%
Materials — 10.9%
Coeur d'Alene Mines *	211,281	1,478,967
Golden Star Resources *	474,815	340,442
McEwen Mining * (A)	328,279	735,345
Novagold Resources * (A)	294,580	1,269,640
Seabridge Gold *	57,379	668,465
TOTAL UNITED STATES		4,492,859
TOTAL COMMON STOCK
(Cost $40,623,025)		41,006,656

SHORT-TERM INVESTMENT(B)(C) — 0.5%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.840%
(Cost $200,074)	200,074	200,074

REPURCHASE AGREEMENTS(B) — 2.8%
BNP Paribas
1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $481,377 (collateralized by U.S. Treasury Obligations, ranging in par value $9,542 - $134,268, 2.500% - 2.750%, 2/15/2019 - 5/15/2024, with a total market value of $492,234)	$481,351	481,351
RBC Capital Markets
1.890%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $695,229 (collateralized by U.S. Treasury Obligations, ranging in par value $63,701 - $136,598, 2.000% - 2.750%, 4/30/2023 - 11/15/2026, with a total market value of $733,790)	695,193	695,193
TOTAL REPURCHASE AGREEMENTS
(Cost $1,176,544)		1,176,544
TOTAL INVESTMENTS — 103.2%
(Cost $41,999,643)		$42,383,274

Schedule of Investments (Unaudited)	July 31, 2018

Global X Gold Explorers ETF

Percentages are based on Net Assets of $41,051,858.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $1,324,848.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2018, was $1,376,618.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2018.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$41,006,656	$—	$—	$41,006,656
Short-Term Investment	200,074	—	—	200,074
Repurchase Agreements	—	1,176,544	—	1,176,544
Total Investments in Securities	$41,206,730	$1,176,544	$—	$42,383,274

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 8.3%
Materials — 8.3%
Metals X (A) (B)	819,500	$426,452
OZ Minerals	614,623	4,336,085
Sandfire Resources	298,494	1,637,626
TOTAL AUSTRALIA		6,400,163
CANADA— 28.0%
Materials — 28.0%
Altius Minerals	79,287	782,518
Capstone Mining *	691,110	509,574
First Quantum Minerals	302,720	4,717,503
HudBay Minerals, Cl B	510,110	2,652,415
Ivanhoe Mines, Cl A *	1,048,244	2,085,216
Katanga Mining * (C)	448,132	326,978
Lundin Mining	638,037	3,528,315
Nevsun Resources *	586,817	2,176,902
Northern Dynasty Minerals * (C)	584,116	358,904
Taseko Mines *	422,846	376,729
Teck Resources, Cl B	154,381	4,023,155
TOTAL CANADA		21,538,209
HONG KONG— 12.3%
Materials — 12.3%
Jiangxi Copper, Cl H	2,370,729	2,990,922
Jinchuan Group International Resources * (C)	3,618,100	562,508
MMG *	4,274,200	2,609,026
Zijin Mining Group, Cl H	8,987,360	3,321,377
TOTAL HONG KONG		9,483,833
JAPAN— 0.7%
Materials — 0.7%
Nittetsu Mining	11,040	528,626
MEXICO— 4.7%
Materials — 4.7%
Grupo Mexico, Cl B	1,158,110	3,637,132
POLAND— 5.0%
Materials — 5.0%
KGHM Polska Miedz *	145,199	3,831,842
SWEDEN— 4.6%
Materials — 4.6%
Boliden	119,180	3,553,745
UNITED KINGDOM— 22.2%
Materials — 22.2%
Antofagasta	300,297	3,950,965

Schedule of Investments (Unaudited)	July 31, 2018

Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Central Asia Metals	310,878	$980,746
Glencore	817,570	3,587,339
KAZ Minerals *	319,397	3,546,156
SolGold * (C)	1,533,456	462,648
Vedanta ADR	224,917	2,903,678
Vedanta Resources	156,747	1,686,026
TOTAL UNITED KINGDOM		17,117,558
UNITED STATES— 14.1%
Materials — 14.1%
Freeport-McMoRan Copper & Gold	221,853	3,660,575
Southern Copper	72,418	3,574,552
Turquoise Hill Resources *	1,307,714	3,622,368
TOTAL UNITED STATES		10,857,495
TOTAL COMMON STOCK
(Cost $81,003,146)		76,948,603

SHORT-TERM INVESTMENT(D)(E) — 0.2%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.840%
(Cost $138,117)	138,117	138,117

REPURCHASE AGREEMENTS(D) — 1.1%
BNP Paribas
1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $332,309 (collateralized by U.S. Treasury Obligations, ranging in par value $6,587 - $92,689, 2.500% - 2.750%, 2/15/2019 - 5/15/2024, with a total market value of $339,804)	$332,292	332,292
RBC Capital Markets
1.890%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $479,938 (collateralized by U.S. Treasury Obligations, ranging in par value $43,974 - $94,298, 2.000% - 2.750%, 4/30/2023 - 11/15/2026, with a total market value of $506,558)	479,913	479,913
TOTAL REPURCHASE AGREEMENTS
(Cost $812,205)		812,205
TOTAL INVESTMENTS — 101.1%
(Cost $81,953,468)		$77,898,925

Percentages are based on Net Assets of $77,040,003.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2018, was $426,452 and represents 0.5% of net assets.
(C)	This security or a partial position of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $899,849.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2018, was $950,322.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2018.

Schedule of Investments (Unaudited)	July 31, 2018

Global X Copper Miners ETF

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$76,522,151	$—	$426,452	$76,948,603
Short-Term Investment	138,117	—	—	138,117
Repurchase Agreements	—	812,205	—	812,205
Total Investments in Securities	$76,660,268	$812,205	$426,452	$77,898,925

(1)A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 100.3%
AUSTRALIA— 7.1%
Energy — 3.0%
Berkeley Energia * (A)	5,831,602	$3,338,116
Energy Resources of Australia * (B)	20,847,798	6,354,288
Peninsula Energy * (A) (B)	4,183,788	979,722
		10,672,126
Financials — 3.7%
Macquarie Group	142,586	13,018,736
Materials — 0.4%
Altura Mining *	2,449,440	528,065
Greenland Minerals & Energy * (A) (B)	14,475,689	871,660
		1,399,725
TOTAL AUSTRALIA		25,090,587
CANADA— 48.0%
Consumer Discretionary — 19.4%
Cameco	6,311,241	68,153,647
Energy — 19.2%
Denison Mines * (B)	21,390,419	11,007,358
Energy Fuels * (A)	2,338,098	6,877,815
Fission Uranium * (A)	16,968,988	8,862,452
Laramide Resources * (A)	11,654,872	2,372,151
Mega Uranium * (A) (B)	33,341,214	3,585,077
NexGen Energy * (B)	14,504,865	29,522,191
Uex * (A) (B)	32,264,555	5,327,864
		67,554,908
Financials — 6.2%
Uranium Participation * (A)	6,451,958	21,902,960
Materials — 2.2%
Barrick Gold	655,387	7,333,781
eCobalt Solutions * (B)	452,537	316,289
Power Metals *	433,852	113,295
		7,763,365
Real Estate — 1.0%
Aecon Group	278,124	3,518,204
TOTAL CANADA		168,893,084
CHINA— 0.5%
Utilities — 0.5%
CGN Power, Cl H	7,220,086	1,913,788
HONG KONG— 6.1%
Industrials — 6.1%
CGN Mining	213,134,752	12,222,353
CNNC International *	22,413,415	9,425,622
TOTAL HONG KONG		21,647,975

Schedule of Investments (Unaudited)	July 31, 2018

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— 10.0%
Industrials — 10.0%
ITOCHU	623,930	$11,036,103
Mitsubishi Heavy Industries	342,600	12,814,599
Sumitomo	694,600	11,386,377
TOTAL JAPAN		35,237,079
SOUTH AFRICA— 0.1%
Materials — 0.1%
Sibanye Gold *	360,685	220,287
SOUTH KOREA— 17.0%
Industrials — 17.0%
Daewoo Engineering & Construction *	2,360,438	11,985,239
Doosan Heavy Industries & Construction *	361,395	4,862,106
GS Engineering & Construction	323,494	13,099,967
Hyundai Engineering & Construction	318,596	16,661,034
KEPCO Engineering & Construction	34,735	661,383
Samsung C&T	114,580	12,649,738
TOTAL SOUTH KOREA		59,919,467
UNITED KINGDOM— 4.1%
Materials — 4.1%
BHP Billiton	317,378	7,304,765
Rio Tinto	126,623	6,970,294
TOTAL UNITED KINGDOM		14,275,059
UNITED STATES— 7.4%
Energy — 7.2%
Centrus Energy, Cl A * (A)	578,963	1,788,996
Uranium Energy * (B)	5,572,000	9,193,800
Ur-Energy * (A) (B)	18,898,440	14,211,627
		25,194,423
Industrials — 0.2%
Graham	23,599	628,441
TOTAL UNITED STATES		25,822,864
TOTAL COMMON STOCK
(Cost $373,999,851)		353,020,190

SHORT-TERM INVESTMENT(C)(D) — 1.0%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.840%
(Cost $3,573,909)	3,573,909	3,573,909

Schedule of Investments (Unaudited)	July 31, 2018

Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 6.0%
BNP Paribas
1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $8,598,822 (collateralized by U.S. Treasury Obligations, ranging in par value $170,446 - $2,398,418, 2.500% - 2.750%, 2/15/2019 - 5/15/2024, with a total market value of $8,792,756)	$8,598,366	$8,598,366
RBC Capital Markets
1.890%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $12,418,859 (collateralized by U.S. Treasury Obligations, ranging in par value $1,137,880 - $2,440,053, 2.000% - 2.750%, 4/30/2023 - 11/15/2026, with a total market value of $13,107,665)	12,418,207	12,418,207
TOTAL REPURCHASE AGREEMENTS
(Cost $21,016,573)		21,016,573
TOTAL INVESTMENTS — 107.3%
(Cost $398,590,333)		$377,610,672

Percentages are based on Net Assets of $351,791,951.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $24,088,784.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2018, was $24,590,482.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2018.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$353,020,190	$—	$—	$353,020,190
Short-Term Investment	3,573,909	—	—	3,573,909
Repurchase Agreements	—	21,016,573	—	21,016,573
Total Investments in Securities	$356,594,099	$21,016,573	$—	$377,610,672

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2018, there were no Level 3 investments.

Schedule of Investments (Unaudited)	July 31, 2018

Global X Uranium ETF

The following is a summary of the transactions with affiliates for the period ended July 31, 2018:

			Changes in
			Unrealized
Value At	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
10/31/2017	Cost	Sales	(Depreciation)	(Loss)	7/31/2018	Income
Berkeley Energia
$11,385,222	$5,277,543	$(11,719,896)	$1,122,406	$(2,727,159)	$3,338,116	$—
Centrus Energy, Cl A
2,647,353	—	(291,178)	(206,496)	(360,683)	1,788,996	—
Energy Fuels
10,182,054	6,296,172	(17,499,165)	14,685,795	(6,787,041)	6,877,815	—
Fission Uranium
10,856,458	7,183,684	(10,607,263)	6,683,713	(5,254,140)	8,862,452	—
Greenland Minerals & Energy
6,758,834	1,656,302	(5,482,343)	1,462,558	(3,523,691)	871,660	—
Laramide Resources
2,246,576	1,800,200	(1,259,576)	727,850	(1,142,899)	2,372,151	—
Mega Uranium
3,684,773	2,403,437	(1,693,249)	89,750	(899,634)	3,585,077	—
Peninsula Energy
4,506,006	3,861,192	(5,461,677)	8,200,815	(10,126,614)	979,722	—
Silex Systems
3,019,540	1,380,338	(2,660,106)	3,844,005	(5,583,777)	—	—
Uex
3,545,542	3,358,689	(2,236,948)	2,079,869	(1,419,288)	5,327,864	—
Uranium Participation
18,037,580	10,547,581	(10,303,514)	6,792,715	(3,171,402)	21,902,960	—
Ur-Energy
8,780,887	5,254,843	(3,700,303)	5,626,234	(1,750,034)	14,211,627	—
Totals:
$85,650,825	$49,019,981	$(72,915,218)	$51,109,214	$(42,746,362)	$70,118,440	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 10.3%
Materials — 10.3%
Altura Mining * (A)	42,184,996	$9,094,500
Galaxy Resources * (A)	13,116,616	27,790,061
Lithium Australia NL * (A)	8,721,922	745,646
Neometals * (A)	15,622,512	3,367,997
Orocobre * (A)	6,208,057	21,321,635
Pilbara Minerals * (A)	46,660,155	30,524,719
TOTAL AUSTRALIA		92,844,558
CANADA— 1.6%
Materials — 1.6%
Lithium Americas * (A)	1,630,849	6,275,387
Millennial Lithium * (A)	1,190,306	1,727,863
Nemaska Lithium * (A)	12,295,919	6,705,148
TOTAL CANADA		14,708,398
CHILE— 7.2%
Materials — 7.2%
Sociedad Quimica y Minera de Chile ADR (A)	1,356,471	65,476,855
CHINA— 3.1%
Consumer Discretionary — 3.1%
BYD, Cl H (A)	5,027,038	28,443,510
FRANCE— 0.1%
Industrials — 0.1%
Blue Solutions *	42,582	812,120
HONG KONG— 0.8%
Consumer Staples — 0.2%
Coslight Technology International Group *	4,456,273	1,618,470
Industrials — 0.6%
FDG Electric Vehicles * (A)	449,115,200	5,780,524
TOTAL HONG KONG		7,398,994
JAPAN— 10.0%
Consumer Discretionary — 5.0%
Panasonic	3,524,320	45,274,006
Industrials — 5.0%
GS Yuasa	9,616,094	44,755,985
TOTAL JAPAN		90,029,991
SOUTH KOREA— 14.5%
Information Technology — 8.8%
L&F (A)	490,177	22,347,496
Samsung SDI	280,778	57,478,355
		79,825,851

Schedule of Investments (Unaudited)	July 31, 2018

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Materials — 5.7%
LG Chemical	152,499	$51,121,553
TOTAL SOUTH KOREA		130,947,404
SWITZERLAND— 0.2%
Industrials — 0.2%
Leclanche * (A)	912,193	1,520,322
TAIWAN— 5.0%
Industrials — 0.7%
Advanced Lithium Electrochemistry Cayman *	4,561,429	3,009,762
Changs Ascending Enterprise *	1,340,451	1,751,422
SYNergy ScienTech	1,162,300	1,518,652
		6,279,836
Information Technology — 4.3%
Dynapack International Technology	4,984,800	6,342,130
Simplo Technology	5,630,080	32,643,209
		38,985,339
TOTAL TAIWAN		45,265,175
UNITED KINGDOM— 0.2%
Materials — 0.2%
Bacanora Lithium * (A)	2,574,877	2,212,326
UNITED STATES— 46.8%
Consumer Discretionary — 4.7%
Tesla * (A)	141,152	42,083,057
Industrials — 7.2%
EnerSys	743,714	61,036,608
Highpower International * (A)	351,519	1,001,829
Ultralife *	340,377	3,420,789
		65,459,226
Information Technology — 0.1%
CBAK Energy Technology *	732,407	593,323
Materials — 34.8%
Albemarle (A)	1,525,814	143,731,679
FMC	1,903,155	171,055,571
		314,787,250
TOTAL UNITED STATES		422,922,856
TOTAL COMMON STOCK
(Cost $978,237,820)		902,582,509

SHORT-TERM INVESTMENT(B)(C) — 2.6%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.840%
(Cost $23,214,389)	23,214,389	23,214,389

Schedule of Investments (Unaudited)	July 31, 2018

Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 15.1%
BNP Paribas
1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $55,853,803 (collateralized by U.S. Treasury Obligations, ranging in par value $1,107,135 - $15,578,969, 2.500% - 2.750%, 2/15/2019 - 5/15/2024, with a total market value of $57,113,503)	$55,850,840	$55,850,840
RBC Capital Markets
1.890%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $80,666,915 (collateralized by U.S. Treasury Obligations, ranging in par value $7,391,121 - $15,849,410, 2.000% - 2.750%, 4/30/2023 - 11/15/2026, with a total market value of $85,141,072)	80,662,680	80,662,680
TOTAL REPURCHASE AGREEMENTS
(Cost $136,513,520)		136,513,520
TOTAL INVESTMENTS — 117.5%
(Cost $1,137,965,729)		$1,062,310,418

Percentages are based on Net Assets of $904,326,830.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $155,051,054.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2018, was $159,727,909.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2018.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$902,582,509	$—	$—	$902,582,509
Short-Term Investment	23,214,389	—	—	23,214,389
Repurchase Agreements	—	136,513,520	—	136,513,520
Total Investments in Securities	$925,796,898	$136,513,520	$—	$1,062,310,418

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 8.6%
Materials — 8.6%
Incitec Pivot	267,721	$754,301
Nufarm	100,523	534,311
TOTAL AUSTRALIA		1,288,612
BELGIUM— 3.0%
Materials — 3.0%
Tessenderlo Group *	11,253	452,932
CANADA— 5.0%
Materials — 5.0%
Nutrien	13,802	748,933
CHILE— 4.0%
Materials — 4.0%
Sociedad Quimica y Minera de Chile ADR	12,263	591,935
EGYPT— 0.1%
Materials — 0.1%
Egyptian Chemical Industries KIMA *	28,654	8,075
GERMANY— 4.2%
Materials — 4.2%
K+S	23,882	631,239
HONG KONG— 2.7%
Materials — 2.7%
China BlueChemical	828,301	307,163
Sinofert Holdings *	795,865	98,379
TOTAL HONG KONG		405,542
ISRAEL— 7.5%
Materials — 7.5%
Israel Chemicals	154,989	740,655
The Israel Corp	1,690	379,784
TOTAL ISRAEL		1,120,439
MALAYSIA— 4.8%
Materials — 4.8%
Petronas Chemicals Group	328,300	721,210
NETHERLANDS— 5.2%
Materials — 5.2%
OCI *	25,719	778,196
NORWAY— 4.9%
Materials — 4.9%
Yara International	16,612	733,821

Schedule of Investments (Unaudited)	July 31, 2018

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
POLAND— 1.7%
Materials — 1.7%
Grupa Azoty	21,882	$249,300
RUSSIA— 4.5%
Materials — 4.5%
PhosAgro PJSC GDR	50,943	670,919
SINGAPORE— 4.7%
Consumer Staples — 4.7%
Wilmar International	303,000	696,680
SOUTH AFRICA— 1.7%
Materials — 1.7%
Omnia Holdings	25,720	254,181
SOUTH KOREA— 1.8%
Materials — 1.8%
KG Chemical	3,380	87,472
Namhae Chemical	7,700	103,594
Unid	1,960	84,014
TOTAL SOUTH KOREA		275,080
TAIWAN— 3.4%
Materials — 3.4%
All Cosmos Bio-Tech Holding	13,800	46,880
Taiwan Fertilizer	321,997	452,273
TOTAL TAIWAN		499,153
TURKEY— 0.2%
Materials — 0.2%
Gubre Fabrikalari *	35,455	25,640
UNITED KINGDOM— 5.0%
Materials — 5.0%
Sirius Minerals *	1,569,900	749,180
UNITED STATES— 26.9%
Industrials — 5.4%
SiteOne Landscape Supply *	9,037	805,739
Materials — 21.5%
CF Industries Holdings	17,593	781,481
Compass Minerals International	10,301	698,923
CVR Partners *(A)	33,401	113,229
Intrepid Potash *	42,865	183,033
Mosaic	25,725	774,580
Rentech Escrow Shares *(B) (C) (D)	7,168	—

Schedule of Investments (Unaudited)	July 31, 2018

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Scotts Miracle-Gro, Cl A	8,288	$658,316
		3,209,562
TOTAL UNITED STATES		4,015,301
TOTAL COMMON STOCK
(Cost $14,548,057)		14,916,368

RIGHTS — 0.0%

	Number Of Rights
Egypt — 0.0%
Egyptian Chemical Industries*	11,091	112

TOTAL RIGHTS (Cost $–)		112

TOTAL INVESTMENTS — 99.9%
(Cost $14,548,057)		$14,916,480

Percentages are based on Net Assets of $14,930,974.

*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At July 31, 2018, these securities amounted to $113,229 or 0.8% of net assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2018 was $0 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2018, was $0 and represents 0.0% of net assets.

Amounts designated as " — " are $0 or have been rounded to $0.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$14,916,368	$—	$—	(2)	$14,916,368
Rights	112	—	—		112
Total Investments in Securities	$14,916,480	$—	$—		$14,916,480

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2) Amounts designated as " — " are either $0 or have been rounded to $0.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-001-1900

Schedule of Investments (Unaudited)	July 31, 2018

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA— 11.9%
Consumer Discretionary — 4.7%
G8 Education	4,001,147	$7,406,392
Harvey Norman Holdings	2,764,700	7,296,241
Nine Entertainment Holdings	7,378,913	12,287,492
Southern Cross Media Group	9,667,581	9,055,474
Super Retail Group	1,393,364	9,571,045
		45,616,644
Financials — 4.6%
Bank of Queensland	994,178	8,211,094
Bendigo and Adelaide Bank	1,095,909	9,540,128
Commonwealth Bank of Australia	165,170	9,183,274
Genworth Mortgage Insurance Australia	4,632,314	9,263,457
National Australia Bank	418,509	8,814,024
		45,011,977
Health Care — 0.6%
Sigma Healthcare	16,085,104	5,859,260
Industrials — 0.9%
Westpac Banking	407,514	8,924,792
Real Estate — 1.1%
Cromwell Property Group ‡	12,653,008	10,440,940
TOTAL AUSTRALIA		115,853,613
BRAZIL— 1.3%
Consumer Discretionary — 1.3%
Ez Tec Empreendimentos e Participacoes	1,303,400	6,009,313
Multiplus	891,900	6,576,506
TOTAL BRAZIL		12,585,819
CANADA— 1.4%
Consumer Discretionary — 0.5%
Corus Entertainment (A)	1,500,049	4,677,572
Energy — 0.9%
Peyto Exploration & Development (A)	1,120,573	9,226,223
TOTAL CANADA		13,903,795
CZECH REPUBLIC— 0.8%
Financials — 0.8%
Moneta Money Bank	2,396,634	8,220,507
HONG KONG— 1.7%
Consumer Discretionary — 1.7%
Giordano International	14,690,000	8,330,477
Pacific Textiles Holdings	9,881,600	8,285,929
TOTAL HONG KONG		16,616,406

Schedule of Investments (Unaudited)	July 31, 2018

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
MEXICO— 1.1%
Real Estate — 1.1%
PLA Administradora Industrial S de RL ‡	6,899,874	$10,705,362
NETHERLANDS— 1.8%
Real Estate — 1.0%
Wereldhave ‡ (A)	254,610	9,467,515
Telecommunication Services — 0.8%
VEON ADR	2,690,374	8,151,833
TOTAL NETHERLANDS		17,619,348
NEW ZEALAND— 3.0%
Consumer Discretionary — 0.9%
SKY Network Television	4,771,584	8,803,421
Industrials — 1.0%
Air New Zealand	4,554,100	10,060,900
Telecommunication Services — 1.1%
Spark New Zealand	4,063,912	10,707,174
TOTAL NEW ZEALAND		29,571,495
NORWAY— 0.9%
Energy — 0.9%
Ocean Yield	1,077,048	8,843,974
PORTUGAL— 0.9%
Industrials — 0.9%
CTT-Correios de Portugal (A)	2,461,697	8,658,251
RUSSIA— 2.6%
Materials — 2.0%
Novolipetsk Steel PJSC GDR	367,620	9,506,653
Severstal PJSC GDR	584,938	9,546,188
		19,052,841
Telecommunication Services — 0.6%
Sistema PJSFC GDR	2,181,791	6,165,742
TOTAL RUSSIA		25,218,583
SINGAPORE— 3.1%
Industrials — 0.7%
Hutchison Port Holdings Trust	27,143,887	6,921,691
Real Estate — 1.7%
CapitaLand Retail China Trust ‡	8,052,300	9,168,490
Lippo Malls Indonesia Retail Trust ‡	32,639,000	7,552,549
		16,721,039
Telecommunication Services — 0.7%
StarHub	4,992,906	6,308,527
TOTAL SINGAPORE		29,951,257

Schedule of Investments (Unaudited)	July 31, 2018

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA— 3.3%
Real Estate — 3.3%
Arrowhead Properties ‡	16,146,703	$7,359,161
Emira Property Fund ‡	7,470,883	8,920,287
Fortress, Cl B ‡	7,227,377	8,061,226
Redefine Properties ‡	9,838,450	7,984,176
TOTAL SOUTH AFRICA		32,324,850
THAILAND— 0.9%
Telecommunication Services — 0.9%
Jasmine International NVDR (A)	52,530,600	8,526,157
TURKEY— 0.6%
Utilities — 0.6%
Aygaz	2,618,728	5,526,588
UNITED KINGDOM— 5.8%
Industrials — 2.2%
Galliford Try	895,357	10,952,074
Stagecoach Group	5,176,966	10,838,258
		21,790,332
Materials — 0.8%
Centamin	4,661,300	7,276,211
Real Estate — 0.9%
RDI ‡	19,543,009	9,126,258
Utilities — 1.9%
Centrica	5,222,900	10,191,075
SSE (A)	492,550	8,076,285
		18,267,360
TOTAL UNITED KINGDOM		56,460,161
UNITED STATES— 58.5%
Consumer Discretionary — 3.2%
GameStop, Cl A (A)	614,355	8,852,855
National CineMedia	1,351,272	11,161,507
New Media Investment Group	619,790	11,150,022
		31,164,384
Consumer Staples — 0.9%
Vector Group (A)	483,525	8,921,036
Energy — 2.1%
Ship Finance International	653,348	9,506,213
Targa Resources	206,129	10,527,008
		20,033,221
Financials — 22.7%
AGNC Investment ‡	518,560	10,096,363
Annaly Capital Management ‡	963,592	10,329,706

Schedule of Investments (Unaudited)	July 31, 2018

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Apollo Commercial Real Estate Finance ‡	528,814	$10,095,059
Arbor Realty Trust ‡	1,161,031	13,200,923
Armour Residential ‡	428,904	10,195,048
Artisan Partners Asset Management, Cl A	279,791	9,638,800
Blackstone Mortgage Trust, Cl A ‡ (A)	312,998	10,372,754
Capstead Mortgage ‡	1,132,991	9,483,135
Chimera Investment ‡	576,899	11,018,771
CYS Investments ‡	1,522,747	11,131,281
Invesco Mortgage Capital ‡	610,388	10,126,337
Ladder Capital, Cl A ‡	664,581	10,626,650
Maiden Holdings	1,023,760	8,906,712
MFA Financial ‡	1,339,358	10,781,832
MTGE Investment ‡	557,536	11,178,597
New Residential Investment ‡	580,816	10,390,798
New York Mortgage Trust ‡ (A)	1,736,139	10,781,423
PennyMac Mortgage Investment Trust ‡	566,990	10,937,237
Redwood Trust ‡	651,324	10,948,756
Starwood Property Trust ‡	488,475	11,156,769
Two Harbors Investment ‡	635,108	9,844,174
		221,241,125
Industrials — 1.1%
Costamare	1,546,606	10,733,446
Real Estate — 25.4%
Ashford Hospitality Trust ‡	1,676,910	13,247,589
CoreCivic ‡	416,071	10,668,061
DDR ‡	662,361	9,074,346
Gaming and Leisure Properties ‡	291,154	10,574,713
GEO Group ‡	458,010	11,853,299
Global Net Lease ‡	603,734	12,775,011
Government Properties Income Trust ‡	625,175	9,421,387
Hospitality Properties Trust ‡	363,586	10,278,576
Independence Realty Trust ‡	1,164,034	11,814,945
Kite Realty Group Trust ‡	651,153	10,984,951
Lexington Realty Trust ‡	1,205,131	10,593,102
Medical Properties Trust ‡	788,043	11,355,700
New Senior Investment Group ‡	1,418,885	10,045,706
Omega Healthcare Investors ‡ (A)	374,826	11,128,584
Pennsylvania Real Estate Investment Trust ‡	966,036	10,259,302
Retail Value ‡ *	66,232	2,188,305
Sabra Health Care ‡	582,605	12,590,094
Select Income ‡	500,052	10,426,084
Senior Housing Properties Trust ‡	613,809	10,950,353
Spirit MTA ‡ *	127,993	1,278,650
Spirit Realty Capital ‡	1,280,225	10,715,483

Schedule of Investments (Unaudited)	July 31, 2018

Global X SuperDividend® ETF

	Shares / Face Amount	Value
COMMON STOCK — continued
Real Estate — continued
Uniti Group ‡	652,624	$11,538,392
VEREIT ‡	1,443,960	11,017,415
Washington Prime Group ‡	1,602,092	12,864,799
		247,644,847
Telecommunication Services — 2.1%
CenturyLink	538,567	10,108,903
Consolidated Communications Holdings (A)	826,627	10,531,228
		20,640,131
Utilities — 1.0%
Pattern Energy Group, Cl A	519,256	9,642,584
TOTAL UNITED STATES		570,020,774
TOTAL COMMON STOCK
(Cost $1,011,794,478)		970,606,940

SHORT-TERM INVESTMENT(B)(C) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.840%
(Cost $6,164,245)	6,164,245	6,164,245

REPURCHASE AGREEMENTS(B) — 3.7%
BNP Paribas
1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $14,831,169 (collateralized by U.S. Treasury Obligations, ranging in par value $293,984 - $4,136,770, 2.500% - 2.750%, 2/15/2019 - 5/15/2024, with a total market value of $15,165,664)	$14,830,382	14,830,382
RBC Capital Markets
1.890%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $21,419,931 (collateralized by U.S. Treasury Obligations, ranging in par value $1,962,605 - $4,208,581, 2.000% - 2.750%, 4/30/2023 - 11/15/2026, with a total market value of $22,607,979)	21,418,807	21,418,807
TOTAL REPURCHASE AGREEMENTS
(Cost $36,249,189)		36,249,189
TOTAL INVESTMENTS — 103.9%
(Cost $1,054,207,912)		$1,013,020,374

Percentages are based on Net Assets of $975,195,209.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $40,728,604.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2018, was $42,413,434.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2018.

ADR — American Depositary Receipt

Schedule of Investments (Unaudited)	July 31, 2018

Global X SuperDividend® ETF

CI — Class

GDR — Global Depositary Receipt

NVDR— Non-Voting Depository Receipt

PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$970,606,940	$—	$—	$970,606,940
Short-Term Investment	6,164,245	—	—	6,164,245
Repurchase Agreements	—	36,249,189	—	36,249,189
Total Investments in Securities	$976,771,185	$36,249,189	$—	$1,013,020,374

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 78.5%
Consumer Discretionary — 11.0%
AMC Entertainment Holdings, Cl A (A)	569,952	$9,290,218
Brinker International (A)	250,100	11,797,217
H&R Block	302,718	7,616,385
National CineMedia	1,180,879	9,754,060
Six Flags Entertainment (A)	123,131	7,997,359
		46,455,239
Consumer Staples — 13.4%
Altria Group	128,290	7,528,057
B&G Foods (A)	260,442	8,177,879
Flowers Foods	391,296	7,982,439
General Mills	147,138	6,777,176
Philip Morris International	80,065	6,909,609
Universal	166,469	11,503,008
Vector Group	413,404	7,627,304
		56,505,472
Energy — 2.1%
Exxon Mobil	107,582	8,769,009
Financials — 21.6%
AGNC Investment ‡	442,068	8,607,064
Annaly Capital Management ‡	818,541	8,774,760
Apollo Commercial Real Estate Finance ‡	453,525	8,657,792
Armour Residential ‡	367,850	8,743,795
Chimera Investment ‡	491,069	9,379,418
MFA Financial ‡	1,161,117	9,346,992
MTGE Investment ‡	478,100	9,585,905
New York Mortgage Trust ‡	1,546,977	9,606,727
PennyMac Mortgage Investment Trust ‡	485,312	9,361,668
Two Harbors Investment ‡	554,897	8,600,903
		90,665,024
Health Care — 2.2%
Pfizer	226,283	9,035,480
Industrials — 1.8%
General Electric	559,070	7,620,124
Real Estate — 2.1%
CBL & Associates Properties ‡ (A)	1,601,202	8,726,551
Telecommunication Services — 3.8%
AT&T	224,769	7,185,865
Verizon Communications	168,730	8,713,217
		15,899,082
Utilities — 20.5%
Avangrid	165,929	8,306,406
Consolidated Edison	106,718	8,423,252

Schedule of Investments (Unaudited)	July 31, 2018

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Duke Energy	107,684	$8,789,168
Entergy	108,038	8,781,329
FirstEnergy	248,435	8,802,052
NRG Yield, Cl C	498,698	9,275,783
Pattern Energy Group, Cl A (A)	443,523	8,236,222
PPL	268,414	7,722,271
SCANA	223,932	8,955,040
Southern	187,521	9,113,520
		86,405,043
TOTAL COMMON STOCK
(Cost $308,899,893)		330,081,024

MASTER LIMITED PARTNERSHIPS — 21.2%
CANADA— 1.8%
Utilities — 1.8%
Brookfield Renewable Partners	251,086	7,622,971
UNITED KINGDOM— 1.8%
Energy — 1.8%
Golar LNG Partners (A)	469,266	7,700,655
UNITED STATES— 17.6%
Consumer Discretionary — 1.6%
Cedar Fair	117,400	6,708,236
Energy — 9.8%
Delek Logistics Partners	269,726	7,902,972
PBF Logistics	391,596	8,321,415
Phillips 66 Partners	161,141	8,645,215
Transmontaigne Partners	212,456	8,381,389
Valero Energy Partners	201,460	7,889,173
		41,140,164
Financials — 2.1%
Compass Diversified Holdings	506,405	8,811,447
Industrials — 2.2%
Fortress Transportation & Infrastructure Investors	497,588	9,270,065
Utilities — 1.9%
AmeriGas Partners	188,875	8,127,291
TOTAL UNITED STATES		74,057,203
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $87,873,306)		89,380,829

Schedule of Investments (Unaudited)	July 31, 2018

Global X SuperDividend® U.S. ETF

	Shares / Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 0.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.840%
(Cost $3,609,518)	3,609,518	$3,609,518
REPURCHASE AGREEMENTS(B) — 5.0%
BNP Paribas
1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $8,684,497 (collateralized by U.S. Treasury Obligations, ranging in par value $172,144 - $2,422,315, 2.500% - 2.750%, 2/15/2019 - 5/15/2024, with a total market value of $8,880,363)	$8,684,036	8,684,036
RBC Capital Markets
1.890%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $12,542,594 (collateralized by U.S. Treasury Obligations, ranging in par value $1,149,218 - $2,464,365, 2.000% - 2.750%, 4/30/2023 - 11/15/2026, with a total market value of $13,238,264)	12,541,936	12,541,936
TOTAL REPURCHASE AGREEMENTS
(Cost $21,225,972)		21,225,972
TOTAL INVESTMENTS — 105.6%
(Cost $421,608,689)		$444,297,343

Percentages are based on Net Assets of $420,565,136.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $24,515,879.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2018, was $24,835,490.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2018.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$330,081,024	$—	$—	$330,081,024
Master Limited Partnerships	89,380,829	—	—	89,380,829
Short-Term Investment	3,609,518	—	—	3,609,518
Repurchase Agreements	—	21,225,972	—	21,225,972
Total Investments in Securities	$423,071,371	$21,225,972	$—	$444,297,343

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 20.4%
Financials — 10.5%
Australia & New Zealand Banking Group	5,040	$109,779
Bank of Queensland	13,702	113,167
Bendigo and Adelaide Bank	13,020	113,342
Commonwealth Bank of Australia	2,020	112,310
National Australia Bank	5,187	109,241
		557,839
Industrials — 2.0%
Westpac Banking	4,980	109,065
Materials — 3.9%
Alumina	52,400	110,240
Fortescue Metals Group	30,143	97,925
		208,165
Real Estate — 2.0%
Stockland ‡	34,000	104,894
Telecommunication Services — 2.0%
Telstra	50,678	106,994
TOTAL AUSTRALIA		1,086,957
FINLAND— 2.1%
Utilities — 2.1%
Fortum	4,383	110,157
FRANCE— 10.0%
Consumer Discretionary — 2.3%
Eutelsat Communications	5,610	120,253
Energy — 2.0%
Total	1,674	109,411
Financials — 1.8%
Credit Agricole	6,791	95,469
Health Care — 1.8%
Casino Guichard Perrachon	2,338	95,308
Real Estate — 2.1%
ICADE ‡	1,142	110,638
TOTAL FRANCE		531,079
GERMANY— 3.7%
Consumer Discretionary — 1.7%
ProSiebenSat.1 Media	3,313	89,700
Telecommunication Services — 2.0%
Telefonica Deutschland Holding	24,850	108,947
TOTAL GERMANY		198,647

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 8.2%
Consumer Discretionary — 1.9%
Yue Yuen Industrial Holdings	37,800	$101,639
Telecommunication Services — 4.1%
HKT Trust & HKT	84,220	112,477
PCCW	184,865	107,897
		220,374
Utilities — 2.2%
HK Electric Investments & HK Electric Investments	114,570	117,094
TOTAL HONG KONG		439,107
ITALY— 6.0%
Energy — 2.0%
Snam	24,457	105,164
Financials — 4.0%
Intesa Sanpaolo	31,450	100,422
Poste Italiane	11,927	111,168
		211,590
TOTAL ITALY		316,754
LUXEMBOURG— 2.0%
Consumer Discretionary — 2.0%
RTL Group	1,397	104,204
NETHERLANDS— 2.0%
Financials — 2.0%
ING Groep	6,854	105,072
NEW ZEALAND— 2.2%
Telecommunication Services — 2.2%
Spark New Zealand	44,877	118,237
NORWAY— 2.1%
Consumer Staples — 2.1%
Marine Harvest	5,163	113,022
PORTUGAL— 2.0%
Utilities — 2.0%
Energias de Portugal	26,093	106,520
SINGAPORE— 2.1%
Real Estate — 2.1%
Ascendas ‡	54,520	110,137
SPAIN— 2.0%
Utilities — 2.0%
Endesa	4,616	106,831

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN— 6.5%
Financials — 4.4%
Nordea Bank	10,633	$113,173
Skandinaviska Enskilda Banken, Cl A	11,146	119,343
		232,516
Telecommunication Services — 2.1%
Tele2, Cl B	8,280	111,245
TOTAL SWEDEN		343,761
SWITZERLAND— 2.0%
Financials — 2.0%
Zurich Insurance Group	340	104,645
UNITED KINGDOM— 26.6%
Consumer Discretionary — 7.6%
Barratt Developments	14,133	98,998
Marks & Spencer Group	26,650	107,671
Next	1,368	106,520
Persimmon	2,813	91,585
		404,774
Energy — 3.8%
BP	13,542	101,840
Royal Dutch Shell, Cl A	2,949	101,157
		202,997
Financials — 5.6%
Direct Line Insurance Group	21,722	97,990
HSBC Holdings	10,923	104,668
Legal & General Group	28,024	96,570
		299,228
Industrials — 1.7%
Royal Mail	14,420	88,695
Telecommunication Services — 4.2%
BT Group, Cl A	39,400	120,680
Vodafone Group	41,309	100,788
		221,468
Utilities — 3.7%
Centrica	54,880	107,083
SSE	5,598	91,790
		198,873
TOTAL UNITED KINGDOM		1,416,035

TOTAL INVESTMENTS — 99.9%
(Cost $5,540,451)		$5,311,165

Percentages are based on Net Assets of $5,319,272.

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI SuperDividend® EAFE ETF

‡	Real Estate Investment Trust

CI — Class

As of July 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 97.2%
BRAZIL— 4.0%
Financials — 2.0%
Itausa - Investimentos Itau	92,515	$256,613
Utilities — 2.0%
Engie Brasil Energia	24,857	247,402
TOTAL BRAZIL		504,015
CHINA— 12.6%
Consumer Staples — 1.7%
New Hope Liuhe, Cl A	221,700	211,746
Financials — 3.4%
Bank of Communications, Cl H	321,180	231,661
China Huarong Asset Management, Cl H	723,000	184,271
		415,932
Information Technology — 2.4%
Lenovo Group	531,300	294,522
Materials — 1.7%
Sinopec Shanghai Petrochemical, Cl H	361,500	216,979
Real Estate — 3.4%
Guangzhou R&F Properties	103,000	185,074
SOHO China	520,230	244,629
		429,703
TOTAL CHINA		1,568,882
CZECH REPUBLIC— 1.9%
Telecommunication Services — 1.9%
O2 Czech Republic	20,170	238,914
HONG KONG— 2.0%
Utilities — 2.0%
China Resources Power Holdings	131,150	253,036
INDIA— 6.0%
Energy — 2.1%
Indian Oil	107,800	258,316
Financials — 2.2%
Rural Electrification	161,500	275,382
Materials — 1.7%
Vedanta	66,162	214,346
TOTAL INDIA		748,044
MEXICO— 2.2%
Real Estate — 2.2%
Fibra Uno Administracion ‡	187,800	270,141

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
PAKISTAN— 4.1%
Financials — 4.1%
MCB Bank	152,510	$255,086
United Bank	178,200	252,372
TOTAL PAKISTAN		507,458
QATAR— 4.3%
Financials — 2.0%
Doha Bank QPSC	35,696	250,097
Real Estate — 2.3%
Barwa Real Estate	28,280	281,946
TOTAL QATAR		532,043
RUSSIA— 18.1%
Energy — 4.1%
Gazprom PJSC	109,740	252,887
Lukoil PJSC	3,640	259,681
		512,568
Financials — 1.8%
Moscow Exchange MICEX-RTS PJSC	139,070	229,564
Materials — 8.6%
Alrosa PJSC	176,000	274,391
MMC Norilsk Nickel PJSC	1,473	256,888
Novolipetsk Steel PJSC	99,790	259,720
Severstal PJSC	16,438	268,788
		1,059,787
Telecommunication Services — 1.7%
Mobile TeleSystems ADR	24,878	218,180
Utilities — 1.9%
RusHydro PJSC	21,911,900	238,372
TOTAL RUSSIA		2,258,471
SOUTH AFRICA— 19.3%
Consumer Discretionary — 4.1%
Absa Group	20,800	272,950
Truworths International	37,990	237,417
		510,367
Financials — 3.6%
Liberty Holdings	27,030	238,340
MMI Holdings	166,770	216,440
		454,780
Materials — 1.9%
Kumba Iron Ore	10,950	243,021
Real Estate — 7.8%
Fortress, Cl A ‡	197,570	233,939

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Growthpoint Properties ‡	124,170	$247,890
Hyprop Investments ‡	31,900	250,086
Redefine Properties ‡	295,760	240,017
		971,932
Telecommunication Services — 1.9%
Telkom SOC	61,700	237,356
TOTAL SOUTH AFRICA		2,417,456
TAIWAN— 14.2%
Consumer Discretionary — 2.1%
Cheng Shin Rubber Industry	171,400	264,821
Financials — 2.1%
First Financial Holding	375,400	258,123
Information Technology — 10.0%
Asustek Computer	27,700	238,419
Inventec	337,500	269,545
Lite-On Technology	202,400	265,776
Micro-Star International	62,300	213,677
Pegatron	120,200	267,382
		1,254,799
TOTAL TAIWAN		1,777,743
THAILAND— 2.2%
Real Estate — 2.2%
Land & Houses NVDR	756,800	272,967
TURKEY— 4.1%
Energy — 2.1%
Tupras Turkiye Petrol Rafinerileri	11,960	262,150
Telecommunication Services — 2.0%
Turkcell Iletisim Hizmetleri	92,530	243,907
TOTAL TURKEY		506,057
UNITED ARAB EMIRATES— 2.2%
Financials — 2.2%
Dubai Islamic Bank PJSC	199,710	273,482
TOTAL COMMON STOCK
(Cost $12,827,895)		12,128,709
PREFERRED STOCK — 2.2%
BRAZIL— 2.2%
Utilities — 2.2%
Cia Energetica de Minas Gerais (A)
(Cost $287,506)	124,314	272,345
TOTAL INVESTMENTS — 99.4%
(Cost $13,115,401)		$12,401,054

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI SuperDividend® Emerging Markets ETF

Percentages are based on Net Assets of $12,476,693.

‡	Real Estate Investment Trust
(A)	There’s currently no stated interest rate.

ADR — American Depositary Receipt

Cl — Class

NVDR— Non-Voting Depository Receipt

PJSC — Public Joint Stock Company

QPSC — Qualified Personal Service Corporation

As of July 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA— 6.0%
Real Estate — 6.0%
Stockland ‡	922,730	$2,846,725
Vicinity Centres ‡	1,503,512	2,973,113
TOTAL AUSTRALIA		5,819,838
CANADA— 6.6%
Real Estate — 6.6%
Dream Global ‡	325,841	3,486,148
H&R ‡	187,498	2,906,075
TOTAL CANADA		6,392,223
NETHERLANDS— 2.5%
Real Estate — 2.5%
Wereldhave ‡	63,837	2,373,739
UNITED STATES— 84.4%
Financials — 43.9%
AGNC Investment ‡	163,768	3,188,563
Annaly Capital Management ‡	293,855	3,150,126
Apollo Commercial Real Estate Finance ‡	176,112	3,361,978
Armour Residential ‡	129,991	3,089,886
Blackstone Mortgage Trust, Cl A ‡	101,400	3,360,396
Chimera Investment ‡	181,085	3,458,724
Invesco Mortgage Capital ‡	142,529	2,364,556
Ladder Capital, Cl A ‡	206,484	3,301,679
MTGE Investment ‡	178,379	3,576,499
New Residential Investment ‡	184,286	3,296,877
Redwood Trust ‡	214,227	3,601,156
Starwood Property Trust ‡	154,174	3,521,334
Two Harbors Investment ‡	206,254	3,196,937
		42,468,711
Real Estate — 40.5%
EPR Properties ‡	52,173	3,468,983
Gaming and Leisure Properties ‡	88,634	3,219,187
Global Net Lease ‡	170,592	3,609,726
Government Properties Income Trust ‡	183,200	2,760,824
Hospitality Properties Trust ‡	108,401	3,064,496
Independence Realty Trust ‡	335,589	3,406,228
Lexington Realty Trust ‡	351,403	3,088,832
Medical Properties Trust ‡	244,217	3,519,167
Park Hotels & Resorts ‡	109,100	3,412,648
Senior Housing Properties Trust ‡	179,888	3,209,202
VEREIT ‡	431,352	3,291,216
WP Carey ‡	48,750	3,187,275
		39,237,784

Schedule of Investments (Unaudited)	July 31, 2018

Global X SuperDividend® REIT ETF

Value
TOTAL UNITED STATES	$81,706,495
TOTAL INVESTMENTS — 99.5%
(Cost $92,381,857)	$96,292,295

Percentages are based on Net Assets of $96,784,124.

‡	Real Estate Investment Trust

Cl — Class

As of July 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
GERMANY— 5.5%
Financials — 5.5%
Deutsche Bank Contingent Capital Trust II, 6.550%(A)	157,777	$4,023,314
Deutsche Bank Contingent Capital Trust V, 8.050%	272,698	6,948,345
TOTAL GERMANY		10,971,659
NETHERLANDS— 7.0%
Financials — 7.0%
Aegon, 6.375%	265,413	6,890,121
ING Groep, 6.375%	279,518	7,250,697
TOTAL NETHERLANDS		14,140,818
UNITED KINGDOM— 7.8%
Financials — 7.8%
Barclays Bank, Ser 5, 8.125%	420,069	11,161,233
Royal Bank of Scotland Group, Ser S, 6.600%	175,289	4,501,422
TOTAL UNITED KINGDOM		15,662,655
UNITED STATES— 79.2%
Materials — 1.4%
NuStar Logistics, 9.073%, VAR ICE LIBOR USD 3 Month+6.734%	106,119	2,713,463
Consumer Staples — 5.2%
CHS, Ser 2, 7.100%, VAR ICE LIBOR USD 3 Month+4.298%	110,446	3,075,921
CHS, Ser 3, 6.750%, VAR ICE LIBOR USD 3 Month+4.155%	130,983	3,514,274
CHS, Ser 4, 7.500%	137,253	3,821,123
		10,411,318
Energy — 7.3%
Hess, 8.000%*	75,207	5,487,103
Kinder Morgan, Ser A, 9.750%*	209,075	7,012,584
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	101,246	2,259,811
		14,759,498
Financials — 46.5%
AGNC Investment, 7.000%, VAR ICE LIBOR USD 3 Month+5.111%‡	85,414	2,212,222
Allstate, 6.750%	101,533	2,601,275
Allstate, Ser E, 6.625%	197,829	5,100,032
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month+4.993%‡	189,885	4,836,371
Annaly Capital Management, 6.500%, VAR ICE LIBOR USD 3 Month+4.172%‡	111,787	2,715,306
Apollo Global Management, 6.375%(A)	72,622	1,838,789
Apollo Global Management, 6.375%	79,046	1,978,521
Assurant, 6.500%*	16,597	1,941,849
Capital One Financial, Ser B, 6.000%	231,999	5,915,975

Schedule of Investments (Unaudited)	July 31, 2018

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	127,348	$3,537,727
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	79,999	2,235,972
Citigroup Capital XIII, 8.709%, VAR ICE LIBOR USD 3 Month+6.370%	190,716	5,134,075
GMAC Capital Trust I, Ser 2, 8.128%, VAR ICE LIBOR USD 3 Month+5.785%	423,462	11,251,385
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	159,092	4,518,213
Invesco Mortgage Capital, 7.500%, VAR ICE LIBOR USD 3 Month+5.289%‡	75,346	1,883,650
JPMorgan Chase, Ser T, 6.700%	243,922	6,420,027
Merrill Lynch Capital Trust I, 6.450%(B)	153,943	4,025,610
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	195,681	5,492,766
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	192,872	5,275,049
Two Harbors Investment, 7.625%, VAR ICE LIBOR USD 3 Month+5.352%‡	75,269	1,923,876
Two Harbors Investment, 7.250%, VAR ICE LIBOR USD 3 Month+5.011%‡	71,912	1,766,159
Wells Fargo, Ser J, 8.000%(A)	428,405	10,885,771
		93,490,620
Industrials — 2.5%
Pitney Bowes, 6.700%	110,852	2,726,959
Stericycle, 5.250%*	44,903	2,358,306
		5,085,265
Information Technology — 1.6%
Belden, 6.750%*	35,756	3,145,813
Real Estate — 11.9%
CBL & Associates Properties, Ser D, 7.375%‡	117,604	2,268,581
Colony Capital, 7.150%‡	88,093	2,055,210
Colony Capital, 7.125%‡	80,248	1,871,383
Crown Castle International, 6.875%‡ *	9,850	10,510,147
VEREIT, Ser F, 6.700%‡	286,370	7,290,980
		23,996,301
Telecommunication Services — 2.8%
Qwest, 7.000%	104,807	2,436,763
Qwest, Ser 52, 7.000%	139,307	3,240,281
		5,677,044
TOTAL UNITED STATES		159,279,322
TOTAL PREFERRED STOCK
(Cost $203,325,483)		200,054,454

Schedule of Investments (Unaudited)	July 31, 2018

Global X SuperIncomeTM Preferred ETF

	Shares / Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.840%
(Cost $710,224)	710,224	$710,224

REPURCHASE AGREEMENTS(B) — 2.1%
BNP Paribas
1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $1,708,798 (collateralized by U.S. Treasury Obligations, ranging in par value $33,872 - $476,625, 2.500% - 2.750%, 2/15/2019 - 5/15/2024, with a total market value of $1,747,337)	$1,708,707	1,708,707
RBC Capital Markets
1.890%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $2,467,933 (collateralized by U.S. Treasury Obligations, ranging in par value $226,125 - $484,899, 2.000% - 2.750%, 4/30/2023 - 11/15/2026, with a total market value of $2,604,816)	2,467,804	2,467,804
TOTAL REPURCHASE AGREEMENT
(Cost $4,176,511)		4,176,511
TOTAL INVESTMENTS — 102.0%
(Cost $208,212,218)		$204,941,189

Percentages are based on Net Assets of $200,970,598

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $4,788,183.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2018, was $4,886,735.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2018.

ICE —Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD —United States Dollar

VAR —Variable Rate

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$200,054,454	$—	$—	$200,054,454
Short-Term Investment	710,224	—	—	710,224
Repurchase Agreements	—	4,176,511	—	4,176,511
Total Investments in Securities	$200,764,678	$4,176,511	$—	$204,941,189

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X Social Media ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 21.6%
Consumer Discretionary — 0.3%
Renren ADR (A)	238,600	$486,744
Information Technology — 21.3%
Baidu ADR *	36,094	8,921,715
Changyou.com ADR	19,824	270,400
Momo ADR *	167,237	6,860,062
NetEase ADR	30,390	7,840,620
SINA *	74,759	6,016,604
Weibo ADR * (A)	34,525	2,856,944
YY ADR *	41,071	3,829,049
		36,595,394
TOTAL CHINA		37,082,138
GERMANY— 4.6%
Information Technology — 4.6%
United Internet	127,022	6,836,651
XING	3,126	1,018,640
TOTAL GERMANY		7,855,291
HONG KONG— 9.0%
Information Technology — 9.0%
Tencent Holdings	340,585	15,416,526
JAPAN— 8.6%
Information Technology — 8.6%
DeNA	126,471	2,378,251
Gree	133,035	735,650
LINE *	64,190	2,798,349
Mixi	48,890	1,282,740
Nexon	525,484	7,534,410
TOTAL JAPAN		14,729,400
RUSSIA— 7.0%
Information Technology — 7.0%
Mail.Ru Group GDR *	117,306	3,178,992
Yandex, Cl A *	246,734	8,872,555
TOTAL RUSSIA		12,051,547
SOUTH KOREA— 3.6%
Information Technology — 3.6%
Com2uSCorp	10,304	1,399,167
Kakao	48,078	4,835,091
TOTAL SOUTH KOREA		6,234,258

Schedule of Investments (Unaudited)	July 31, 2018

Global X Social Media ETF

	Shares / Face Amount	Value
COMMON STOCK — continued
TAIWAN— 0.3%
Information Technology — 0.3%
PChome Online	106,244	$473,715
UNITED STATES— 45.3%
Consumer Discretionary — 1.4%
Groupon, Cl A *	516,824	2,418,736
Information Technology — 43.9%
Alphabet, Cl A *	7,917	9,715,901
ANGI Homeservices * (A)	72,230	1,134,733
Facebook, Cl A *	105,862	18,269,664
Glu Mobile *	127,245	678,216
IAC *	52,193	7,685,419
Match Group * (A)	58,373	2,108,433
Meet Group *	78,742	319,692
Pandora Media *	291,198	1,962,675
Snap, Cl A * (A)	545,712	6,821,400
Twitter *	610,641	19,461,129
Yelp, Cl A *	94,595	3,488,664
Zynga, Cl A *	911,994	3,456,457
		75,102,383
TOTAL UNITED STATES		77,521,119
TOTAL COMMON STOCK
(Cost $167,237,116)		171,363,994

SHORT-TERM INVESTMENT(B)(C) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.840%
(Cost $1,187,408)	1,187,408	1,187,408

REPURCHASE AGREEMENTS(B) — 4.1%
BNP Paribas
1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $2,856,903 (collateralized by U.S. Treasury Obligations, ranging in par value $56,630 - $796,859, 2.500% - 2.750%, 2/15/2019 - 5/15/2024, with a total market value of $2,921,336)	$2,856,751	2,856,751
RBC Capital Markets
1.890%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $4,126,085 (collateralized by U.S. Treasury Obligations, ranging in par value $378,053 - $810,692, 2.000% - 2.750%, 4/30/2023 - 11/15/2026, with a total market value of $4,354,937)	4,125,869	4,125,869
TOTAL REPURCHASE AGREEMENTS
(Cost $6,982,620)		6,982,620
TOTAL INVESTMENTS — 104.8%
(Cost $175,407,144)		$179,534,022

Percentages are based on Net Assets of $171,341,148.

*	Non-income producing security.

Schedule of Investments (Unaudited)	July 31, 2018

Global X Social Media ETF

(A)	This security or a partial position of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $8,041,720.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2018, was $8,170,028.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2018.

ADR – American Depositary Receipt

CI – Class

GDR – Global Depositary Receipt

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$171,363,994	$—	$—	$171,363,994
Short-Term Investment	1,187,408	—	—	1,187,408
Repurchase Agreements	—	6,982,620	—	6,982,620
Total Investments in Securities	$172,551,402	$6,982,620	$—	$179,534,022

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X | JPMorgan Efficiente Index ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
iShares 1-3 Year Treasury Bond ETF, Cl 3	14,194	$1,180,800
iShares Core S&P Small-Capital ETF	9,334	804,217
iShares S&P GSCI Commodity Indexed Trust	22,250	384,035
Vanguard Real Estate ETF	9,747	798,669
Vanguard S&P 500 ETF	3,158	816,027

TOTAL INVESTMENTS — 100.0%
(Cost $3,793,017)		$3,983,748

Percentages are based on Net Assets of $3,983,725.

ETF — Exchange Traded Fund

FTSE  — Financial Times and Stock Exchange

GSCI — Goldman Sachs Commodity Index

S&P — Standard & Poor's

As of July 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X | JPMorgan US Sector Rotator Index ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Consumer Discretionary Select Sector SPDR Fund	6,973	$775,886
Consumer Staples Select Sector SPDR Fund	15,282	818,657
Health Care Select Sector SPDR Fund	10,769	957,687
SPDR Dow Jones ETF	8,866	835,709
Utilities Select Sector SPDR Fund	12,805	675,976

TOTAL INVESTMENTS — 100.0%
(Cost $3,872,292)		$4,063,915

Percentages are based on Net Assets of $4,065,340.

ETF — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

As of July 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 98.3%
CANADA— 3.0%
Consumer Discretionary — 1.7%
Restaurant Brands International	15,887	$1,002,946
Materials — 1.3%
Teck Resources, Cl B	31,119	810,027
TOTAL CANADA		1,812,973
CHINA— 4.1%
Consumer Discretionary — 1.4%
JD.com ADR *	24,507	878,821
Information Technology — 2.7%
Alibaba Group Holding ADR *	4,506	843,658
Baidu ADR *	3,142	776,640
		1,620,298
TOTAL CHINA		2,499,119
NETHERLANDS— 1.3%
Information Technology — 1.3%
NXP Semiconductors *	8,201	781,883
UNITED KINGDOM— 1.4%
Consumer Discretionary — 1.4%
Liberty Global *	31,026	842,046
UNITED STATES— 88.5%
Consumer Discretionary — 12.4%
AutoNation *	19,029	923,477
Charter Communications, Cl A *	3,278	998,413
General Motors	23,618	895,359
ILG	26,417	906,896
LKQ *	29,154	977,242
MGM Resorts International	28,039	879,583
Netflix *	2,720	917,864
Twenty-First Century Fox, Cl B	23,674	1,051,599
		7,550,433
Consumer Staples — 7.4%
Constellation Brands, Cl A	4,031	847,437
Coty, Cl A	61,919	830,334
Herbalife Nutrition *	16,215	837,181
Mondelez International, Cl A	22,587	979,824
Procter & Gamble	12,140	981,883
		4,476,659
Energy — 3.1%
Cheniere Energy *	14,226	903,351
Energen *	13,459	998,389
		1,901,740

Schedule of Investments (Unaudited)	July 31, 2018

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — 8.9%
Arch Capital Group *	34,002	$1,039,101
Berkshire Hathaway, Cl B *	4,512	892,789
CIT Group	16,462	871,334
Citizens Financial Group	20,983	834,704
Investors Bancorp	65,681	822,326
JPMorgan Chase	7,875	905,231
		5,365,485
Health Care — 18.8%
ABIOMED *	2,337	828,536
Aetna	5,030	947,602
Baxter International	12,642	915,913
HCA Healthcare	8,693	1,079,931
Heron Therapeutics *	27,805	1,041,297
Incyte *	13,320	886,313
Merck	15,020	989,367
Mylan *	22,782	849,997
Neurocrine Biosciences *	9,510	955,660
NxStage Medical *	33,712	946,296
Perrigo	11,818	951,585
Pfizer	25,018	998,969
		11,391,466
Industrials — 7.8%
Delta Air Lines	16,691	908,324
MasTec *	17,694	823,656
Navistar International *	23,073	993,754
Spirit Aerosystems Holdings, Cl A	10,654	993,486
United Continental Holdings *	12,800	1,029,120
		4,748,340
Information Technology — 15.1%
Adobe Systems *	3,761	920,241
Alphabet, Cl A *	823	1,010,002
Facebook, Cl A *	4,873	840,982
GoDaddy, Cl A *	12,788	941,453
IAC *	6,151	905,735
Micron Technology *	15,799	834,029
Palo Alto Networks *	4,468	885,826
ViaSat * (A)	14,232	1,001,079
Western Union	44,873	904,640
Worldpay, Cl A *	11,027	906,309
		9,150,296
Materials — 4.4%
ArcelorMittal	24,649	785,071
Celanese, Cl A	8,034	948,896

Schedule of Investments (Unaudited)	July 31, 2018

Global X Guru® Index ETF

	Shares / Face Amount	Value
COMMON STOCK — continued
Materials — continued
WR Grace	12,384	$914,682
		2,648,649
Real Estate — 6.0%
American Tower, Cl A ‡	6,567	973,492
Crown Castle International ‡	8,731	967,656
Realogy Holdings	36,478	797,774
VICI Properties ‡	45,428	924,460
		3,663,382
Telecommunication Services — 1.6%
Sprint *	176,076	956,093
Utilities — 3.0%
FirstEnergy	26,512	939,320
Vistra Energy *	38,676	874,078
		1,813,398
TOTAL UNITED STATES		53,665,941
TOTAL COMMON STOCK
(Cost $53,871,837)		59,601,962

MASTER LIMITED PARTNERSHIP — 1.6%
UNITED STATES— 1.6%
Energy — 1.6%
Energy Transfer Partners
(Cost $883,557)	47,239	992,016

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.840%
(Cost $87,711)	87,711	87,711

REPURCHASE AGREEMENTS(B) — 0.9%
BNP Paribas
1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $211,032 (collateralized by U.S. Treasury Obligations, ranging in par value $4,183 - $58,862, 2.500% - 2.750%, 2/15/2019 - 5/15/2024, with a total market value of $215,792)	$211,021	211,021
RBC Capital Markets
1.890%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $304,784 (collateralized by U.S. Treasury Obligations, ranging in par value $27,926 - $59,884, 2.000% - 2.750%, 4/30/2023 - 11/15/2026, with a total market value of $321,689)	304,768	304,768
TOTAL REPURCHASE AGREEMENTS
(Cost $515,789)		515,789
TOTAL INVESTMENTS — 100.9%
(Cost $55,358,894)		$61,197,478

Percentages are based on Net Assets of $60,652,823.

Schedule of Investments (Unaudited)	July 31, 2018

Global X Guru® Index ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $597,890.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2018, was $603,500.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2018.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$59,601,962	$—	$—	$59,601,962
Master Limited Partnership	992,016	—	—	992,016
Short-Term Investment	87,711	—	—	87,711
Repurchase Agreements	—	515,789	—	515,789
Total Investments in Securities	$60,681,689	$515,789	$—	$61,197,478

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — 99.8%
Consumer Discretionary — 13.1%
Advance Auto Parts	1,910	$269,749
Amazon.com *	156	277,281
Aptiv *	2,176	213,400
Autoliv	5,954	610,047
Best Buy	6,680	501,200
Booking Holdings *	187	379,371
BorgWarner	7,867	362,039
Carnival	5,713	338,438
Chipotle Mexican Grill, Cl A *	517	224,202
Comcast, Cl A	7,799	279,048
Darden Restaurants	3,517	376,108
Dollar General	3,920	384,748
Dollar Tree *	5,601	511,259
DR Horton	13,152	574,743
Ford Motor	11,515	115,611
General Motors	14,410	546,283
Genuine Parts	2,120	206,297
Hasbro	2,801	279,008
Hilton Worldwide Holdings	4,855	381,894
Home Depot	1,649	325,711
Interpublic Group	5,455	123,011
Las Vegas Sands	5,475	393,653
Lear	2,590	466,537
Lennar, Cl A	6,644	347,282
LKQ *	6,266	210,036
Macy's	14,182	563,451
McDonald's	1,208	190,308
MGM Resorts International	10,525	330,169
Mohawk Industries *	1,608	302,883
NIKE, Cl B	8,016	616,511
Norwegian Cruise Line Holdings *	7,927	396,588
NVR *	103	284,221
PVH	4,106	630,353
Qurate Retail, Cl A *	12,098	257,566
Ross Stores	6,221	543,902
Royal Caribbean Cruises	5,684	640,928
Sirius XM Holdings	60,402	424,022
Starbucks	2,983	156,279
Tapestry	8,627	406,504
Target	11,240	906,843
Tiffany	5,600	770,336
TJX	2,057	200,064
Tractor Supply	3,506	273,608

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Twenty-First Century Fox, Cl A	8,888	$399,960
Ulta Beauty *	717	175,228
VF	6,671	614,199
Viacom, Cl B	9,863	286,520
Walt Disney	2,591	294,234
Whirlpool	1,354	177,509
Wyndham Destinations	2,189	100,957
Wynn Resorts	2,470	411,947
Yum! Brands	3,914	310,341
		19,362,387
Consumer Staples — 6.4%
Archer-Daniels-Midland	8,407	405,722
Brown-Forman, Cl B	9,374	498,884
Bunge	5,716	395,147
Campbell Soup	4,780	195,502
Church & Dwight	2,393	133,769
Clorox	2,702	365,229
Coca-Cola	2,809	130,984
Colgate-Palmolive	2,545	170,541
Conagra Brands	6,429	236,009
Constellation Brands, Cl A	3,057	642,673
Costco Wholesale	576	125,977
Coty, Cl A	13,974	187,391
Estee Lauder, Cl A	4,286	578,353
General Mills	2,369	109,116
Hershey	2,824	277,345
Hormel Foods	7,565	272,113
Ingredion	2,465	249,705
JM Smucker	2,748	305,358
Kellogg	2,369	168,270
Kimberly-Clark	1,014	115,454
Kraft Heinz	4,101	247,085
Kroger	10,175	295,075
McCormick	1,098	129,059
Molson Coors Brewing, Cl B	3,277	219,559
Mondelez International, Cl A	6,693	290,342
Monster Beverage *	6,811	408,796
PepsiCo	1,319	151,685
Procter & Gamble	2,333	188,693
Sysco	1,938	130,253
Tyson Foods, Cl A	11,102	640,030
Walgreens Boots Alliance	4,711	318,558
Walmart	10,511	937,896
		9,520,573

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Energy — 7.8%
Anadarko Petroleum	10,558	$772,318
Andeavor	5,787	868,397
Apache	9,615	442,290
Cabot Oil & Gas	7,521	176,744
Chevron	8,028	1,013,696
Cimarex Energy	1,961	193,355
Concho Resources *	3,456	504,058
ConocoPhillips	12,667	914,177
EOG Resources	2,332	300,688
Exxon Mobil	4,695	382,689
Hess	7,998	524,909
Kinder Morgan	9,045	160,820
Marathon Oil	34,686	732,568
Marathon Petroleum	6,205	501,550
National Oilwell Varco	7,239	351,960
Noble Energy	12,020	433,802
Occidental Petroleum	15,427	1,294,788
Phillips 66	7,004	863,873
Targa Resources	6,901	352,434
Valero Energy	6,269	741,936
		11,527,052
Financials — 17.4%
Affiliated Managers Group	1,279	204,653
Aflac	10,295	479,129
Alleghany	429	269,957
Allstate	4,790	455,625
Ally Financial	15,220	407,287
American Express	3,278	326,227
American International Group	6,739	372,060
Annaly Capital Management ‡	49,704	532,827
Aon	2,222	318,968
Arch Capital Group *	17,429	532,630
Arthur J Gallagher	4,899	349,544
Bank of America	21,127	652,402
Bank of New York Mellon	12,829	685,967
BB&T	11,714	595,188
Berkshire Hathaway, Cl B *	2,296	454,310
BlackRock, Cl A	360	180,994
Capital One Financial	3,148	296,919
Cboe Global Markets	1,006	97,713
Chubb	1,891	264,211
Cincinnati Financial	3,976	300,705
CIT Group	6,535	345,898

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Citigroup	4,554	$327,387
Citizens Financial Group	20,400	811,512
CME Group, Cl A	6,134	976,042
Comerica	7,804	756,520
Everest Re Group	1,654	361,151
Fidelity National Financial	11,827	478,994
Fifth Third Bancorp	26,966	797,924
Franklin Resources	5,676	194,800
Goldman Sachs Group	1,596	378,938
Hartford Financial Services Group	8,292	436,988
Intercontinental Exchange	5,601	413,970
JPMorgan Chase	7,441	855,343
Lincoln National	7,504	511,022
Loews	6,194	314,531
M&T Bank	4,772	827,226
Markel *	568	664,560
Marsh & McLennan	4,034	336,274
MetLife	3,798	173,721
Moody's	1,127	192,852
Morgan Stanley	5,542	280,203
MSCI, Cl A	2,566	426,444
Nasdaq	3,450	315,330
PNC Financial Services Group	6,532	946,030
Principal Financial Group	1,650	95,832
Progressive	4,626	277,606
Prudential Financial	1,287	129,871
Raymond James Financial	2,971	272,114
Regions Financial	49,751	925,866
S&P Global	2,028	406,492
State Street	5,129	452,942
SunTrust Banks	7,293	525,606
T Rowe Price Group	2,376	282,934
Torchmark	4,386	386,275
Travelers	1,883	245,054
Unum Group	6,840	271,753
US Bancorp	6,707	355,538
Willis Towers Watson	2,177	347,057
XL Group	7,523	423,018
Zions Bancorporation	9,009	465,765
		25,764,699
Health Care — 11.4%
Abbott Laboratories	7,221	473,264
Aetna	4,624	871,116

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Agilent Technologies	6,495	$428,930
Alexion Pharmaceuticals *	1,291	171,651
Align Technology *	528	188,311
Allergan	983	180,960
Anthem	2,481	627,693
Baxter International	6,762	489,907
Becton Dickinson	985	246,614
Boston Scientific *	6,411	215,474
Centene *	7,846	1,022,569
Cerner *	2,474	153,586
Cigna	1,438	258,006
Cooper	1,742	453,791
CVS Health	1,813	117,591
Danaher	4,288	439,863
DaVita *	4,266	299,815
DENTSPLY SIRONA	7,560	363,712
Edwards Lifesciences *	2,958	421,367
Eli Lilly	2,427	239,812
Express Scripts Holding *	5,566	442,274
Henry Schein *	1,686	133,885
Hologic *	6,719	288,312
Humana	2,942	924,318
IDEXX Laboratories *	2,274	556,971
Intuitive Surgical *	1,056	536,649
IQVIA Holdings *	3,412	416,059
Johnson & Johnson	980	129,870
Laboratory Corp of America Holdings *	4,689	822,169
Medtronic	3,866	348,829
Merck	3,468	228,437
Mettler-Toledo International *	198	117,317
Nektar Therapeutics, Cl A *	4,337	228,126
Perrigo	3,848	309,841
Pfizer	6,578	262,660
Quest Diagnostics	3,036	327,038
ResMed	5,290	559,576
Stryker	1,768	288,626
Thermo Fisher Scientific	2,019	473,516
UnitedHealth Group	1,478	374,259
Universal Health Services, Cl B	3,010	367,521
Varian Medical Systems *	2,466	284,700
Waters *	809	159,591
Zimmer Biomet Holdings	1,898	238,237
Zoetis, Cl A	3,787	327,500
		16,810,313

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 12.0%
3M	517	$109,769
AMETEK	5,329	414,596
Arconic	9,484	205,708
Boeing	1,363	485,637
Caterpillar	1,151	165,514
CH Robinson Worldwide	3,169	292,277
Cintas	2,061	421,434
Copart *	5,731	328,902
CoStar Group *	336	139,726
CSX	4,093	289,293
Cummins	930	132,813
Delta Air Lines	5,185	282,168
Dover	6,213	515,555
Eaton	3,527	293,341
Emerson Electric	4,767	344,559
Expeditors International of Washington	5,524	420,763
Fastenal	1,881	107,085
FedEx	1,693	416,258
Fortive	5,967	489,771
Fortune Brands Home & Security	2,665	154,570
General Dynamics	2,632	525,768
Harris	4,702	775,595
Honeywell International	2,129	339,895
Huntington Ingalls Industries	1,265	294,808
IHS Markit *	5,238	277,771
Illinois Tool Works	721	103,341
Ingersoll-Rand	2,990	294,545
JB Hunt Transport Services	3,599	431,520
Johnson Controls International	4,837	181,436
Kansas City Southern	5,688	661,344
L3 Technologies	1,803	386,635
Masco	2,657	107,157
Nielsen Holdings	3,612	85,099
Norfolk Southern	2,010	339,690
Northrop Grumman	1,788	537,276
Pentair	4,061	181,324
Raytheon	4,378	866,976
Republic Services, Cl A	5,188	376,026
Rockwell Automation	706	132,417
Rockwell Collins	2,695	374,578
Roper Technologies	1,698	512,626
Snap-On	1,687	286,098
Stanley Black & Decker	1,710	255,594
Textron	6,395	436,587

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Union Pacific	2,721	$407,851
United Rentals *	1,029	153,115
United Technologies	1,020	138,455
Verisk Analytics, Cl A *	4,620	511,064
Waste Management	4,073	366,570
WW Grainger	1,559	540,287
XPO Logistics *	4,763	474,966
Xylem	5,238	401,021
		17,767,174
Information Technology — 14.6%
Accenture, Cl A	1,969	313,721
Adobe Systems *	1,516	370,935
Akamai Technologies *	7,973	600,048
Amdocs	4,658	314,787
Amphenol, Cl A	3,718	347,670
ANSYS *	2,460	415,445
Autodesk *	2,907	373,375
Broadridge Financial Solutions	3,306	373,512
CA	8,406	371,629
Cadence Design Systems *	7,565	333,541
CDK Global	1,653	103,230
CDW	3,535	297,258
Check Point Software Technologies *	5,357	603,573
Cisco Systems	9,593	405,688
Citrix Systems *	3,374	371,039
Cognizant Technology Solutions, Cl A	14,056	1,145,564
Corning	8,756	290,524
DXC Technology	3,153	267,185
F5 Networks *	2,312	396,230
Facebook, Cl A *	1,635	282,168
Fidelity National Information Services	3,101	319,806
Fiserv *	4,575	345,321
Hewlett Packard Enterprise	38,389	592,726
HP	9,499	219,237
IAC *	3,429	504,920
Intel	6,047	290,861
International Business Machines	776	112,466
Intuit	1,512	308,811
Juniper Networks	9,358	246,490
KLA-Tencor	1,392	163,448
Lam Research	1,617	308,265
Mastercard, Cl A	3,447	682,506
Maxim Integrated Products	10,070	615,680

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Micron Technology *	13,043	$688,540
Microsoft	3,218	341,365
Motorola Solutions	6,040	732,652
NetApp	9,496	736,130
NVIDIA	1,529	374,391
Paychex	3,286	226,800
Qorvo *	4,166	340,612
Red Hat *	1,652	233,312
salesforce.com *	3,765	516,370
Seagate Technology	7,229	380,390
ServiceNow *	2,313	406,995
Skyworks Solutions	2,581	244,111
Synopsys *	5,492	491,150
TE Connectivity	4,532	424,060
Texas Instruments	3,871	430,920
Total System Services	5,020	459,531
VeriSign *	2,752	399,673
Visa, Cl A	2,495	341,166
Western Union	4,983	100,457
Worldpay, Cl A *	9,763	802,421
Xilinx	2,426	174,842
		21,533,547
Materials — 3.9%
Air Products & Chemicals	1,954	320,788
Albemarle	1,416	133,387
Celanese, Cl A	4,068	480,471
DowDuPont	2,747	188,911
Eastman Chemical	5,219	540,793
Ecolab	809	113,826
Freeport-McMoRan Copper & Gold	30,004	495,066
International Flavors & Fragrances	1,883	249,987
LyondellBasell Industries, Cl A	2,083	230,776
Mosaic	11,144	335,546
Newmont Mining	22,558	827,427
Nucor	2,240	149,923
Packaging Corp of America	1,932	218,123
PPG Industries	1,009	111,656
Praxair	2,017	337,848
Sealed Air	2,987	131,637
Steel Dynamics	10,218	481,166
Westrock	6,213	360,230
		5,707,561

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 3.0%
Alexandria Real Estate Equities ‡	882	$112,402
AvalonBay Communities ‡	1,625	287,381
CBRE Group, Cl A *	6,419	319,666
Duke Realty ‡	10,880	316,826
Equity Residential ‡	4,080	266,954
Essex Property Trust ‡	1,360	327,012
GGP ‡	5,290	112,783
HCP ‡	9,777	253,224
Host Hotels & Resorts ‡	20,168	422,318
Macerich ‡	2,706	159,816
Mid-America Apartment Communities ‡	1,552	156,411
ProLogis ‡	9,512	624,177
Realty Income ‡	3,158	176,122
SL Green Realty ‡	2,675	275,819
UDR ‡	4,800	184,704
Ventas ‡	3,652	205,900
Welltower ‡	4,583	286,896
		4,488,411
Telecommunication Services — 0.6%
AT&T	9,970	318,741
T-Mobile US *	7,038	422,280
Verizon Communications	2,730	140,977
		881,998
Utilities — 9.6%
Alliant Energy	12,044	517,531
Ameren	10,540	654,112
American Electric Power	4,024	286,267
American Water Works	4,319	381,152
CenterPoint Energy	12,398	353,095
CMS Energy	12,737	615,707
Consolidated Edison	6,759	533,488
DTE Energy	5,305	575,805
Duke Energy	4,672	381,328
Edison International	5,544	369,397
Entergy	6,161	500,766
Evergy	6,908	387,470
Eversource Energy	7,595	461,168
Exelon	21,202	901,085
FirstEnergy	25,062	887,947
NextEra Energy	8,422	1,411,022
NiSource	15,722	411,602
PG&E	9,664	416,325
Pinnacle West Capital	5,204	418,558

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
PPL	13,105	$377,031
Public Service Enterprise Group	12,173	627,640
Sempra Energy	5,211	602,339
Southern	18,349	891,761
WEC Energy Group	11,700	776,529
Xcel Energy	11,022	516,491
		14,255,616
TOTAL INVESTMENTS — 99.8%
(Cost $132,246,646)		$147,619,331

Percentages are based on Net Assets of $147,931,720.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

S&P — Standard & Poor's

As of July 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRIA— 1.6%
Energy — 0.2%
OMV	431	$24,388
Financials — 0.8%
Erste Group Bank	1,225	52,974
Raiffeisen Bank International	1,293	43,163
		96,137
Industrials — 0.1%
ANDRITZ	280	15,896
Materials — 0.3%
voestalpine	461	23,124
Wienerberger	649	15,932
		39,056
Real Estate — 0.2%
IMMOFINANZ *	828	21,798
TOTAL AUSTRIA		197,275
BELGIUM— 2.8%
Consumer Discretionary — 0.5%
Ageas	1,188	63,733
Consumer Staples — 0.2%
Colruyt	342	20,456
Financials — 1.3%
Ackermans & van Haaren	235	42,894
Groupe Bruxelles Lambert	355	37,749
KBC Group	163	12,542
Sofina	303	54,952
		148,137
Health Care — 0.3%
UCB	497	42,718
Materials — 0.2%
Solvay	189	25,929
Real Estate — 0.2%
Cofinimmo ‡ *	226	29,616
Telecommunication Services — 0.1%
Proximus	525	12,857
TOTAL BELGIUM		343,446
DENMARK— 3.9%
Consumer Staples — 0.5%
Carlsberg, Cl B	243	29,318
Royal Unibrew	341	28,411
		57,729

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK —continued
Financials — 1.1%
Danske Bank	1,234	$35,902
Jyske Bank	664	37,615
Sydbank	861	31,967
Tryg	771	18,878
		124,362
Health Care — 0.9%
GN Store Nord	482	23,013
H Lundbeck	433	31,371
Novo Nordisk, Cl B	444	22,185
William Demant Holding *	735	35,161
		111,730
Industrials — 0.3%
DSV	194	16,282
ISS	619	23,157
		39,439
Information Technology — 0.1%
SimCorp	190	16,233
Materials — 0.5%
Christian Hansen Holding	362	37,511
Novozymes, Cl B	649	34,197
		71,708
Utilities — 0.5%
Orsted	961	59,315
TOTAL DENMARK		480,516
FINLAND— 3.4%
Consumer Discretionary — 0.4%
Amer Sports	883	28,360
Nokian Renkaat	534	23,174
		51,534
Consumer Staples — 0.4%
Kesko, Cl B	792	44,536
Energy — 0.2%
Neste	311	25,698
Financials — 0.1%
Sampo, Cl A	297	15,103
Health Care — 0.1%
Orion, Cl B	390	13,443
Industrials — 0.3%
Kone, Cl B	360	19,709
Wartsila Abp	617	13,348
		33,057

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK —continued
Information Technology — 0.1%
Tieto	364	$11,346
Materials — 1.0%
Huhtamaki	200	7,196
Outokumpu	3,003	20,379
Stora Enso, Cl R	2,515	41,595
UPM-Kymmene	1,636	58,116
		127,286
Telecommunication Services — 0.2%
Elisa	602	26,182
Utilities — 0.6%
Fortum	2,778	69,819
TOTAL FINLAND		418,004
FRANCE— 16.5%
Consumer Discretionary — 2.6%
Christian Dior	48	20,460
Cie Generale des Etablissements Michelin SCA, Cl B	263	33,880
Cie Plastic Omnium	243	10,199
Elior Group (A)	1,105	18,101
Eutelsat Communications	760	16,291
Faurecia	361	24,558
Hermes International	53	33,586
Kering	12	6,403
Lagardere SCA	1,198	35,029
Peugeot	1,128	32,481
Publicis Groupe	710	45,408
Renault	249	21,935
Vivendi	1,140	29,612
		327,943
Consumer Staples — 1.1%
Carrefour	1,743	31,325
Danone	112	8,808
Pernod Ricard	378	61,013
Remy Cointreau	157	21,456
		122,602
Energy — 0.4%
Total	827	54,052
Financials — 2.6%
Amundi	288	19,895
AXA	1,236	31,238
BNP Paribas	370	24,101
CNP Assurances	1,386	32,434
Credit Agricole	4,291	60,324

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK —continued
Financials — continued
Eurazeo	388	$30,031
LVMH Moet Hennessy Louis Vuitton	46	16,085
SCOR	1,804	70,182
Societe Generale	784	34,959
Wendel	66	9,630
		328,879
Health Care — 1.2%
BioMerieux	389	32,407
Casino Guichard Perrachon	424	17,284
Essilor International Cie Generale d'Optique	162	23,921
Ipsen	124	20,624
Sanofi	630	54,821
		149,057
Industrials — 3.6%
Aeroports de Paris	139	31,128
Air France-KLM *	2,308	21,091
Alstom *	1,072	48,140
Bollore	6,516	30,359
Bouygues	744	32,740
Bureau Veritas	650	16,755
Cie de Saint-Gobain	511	22,765
Dassault Aviation	10	18,487
Eiffage	298	33,375
Getlink	823	10,877
Legrand	229	16,838
Rexel	1,286	20,140
Safran	172	21,342
Schneider Electric	390	31,413
Societe BIC	329	31,470
Teleperformance	184	33,757
Thales	87	11,447
Vinci	78	7,849
		439,973
Information Technology — 1.0%
Capgemini	244	31,347
Dassault Systemes	148	22,131
Natixis	2,816	20,264
Ubisoft Entertainment *	340	37,570
		111,312
Materials — 0.7%
Air Liquide	127	16,271
Arkema	281	35,263
Imerys	302	23,463

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK —continued
Materials — continued
L'Oreal	75	$18,385
		93,382
Real Estate — 1.1%
Covivio ‡	306	31,919
Gecina ‡	252	43,019
ICADE ‡	189	18,310
Klepierre ‡	666	25,147
Nexity	443	27,316
		145,711
Telecommunication Services — 0.3%
Iliad	59	9,354
Orange	1,634	27,942
		37,296
Utilities — 1.9%
Electricite de France	2,372	35,525
Engie	5,033	81,354
Rubis SCA	1,010	59,620
Suez	2,136	30,253
Veolia Environnement	1,850	42,286
		249,038
TOTAL FRANCE		2,059,245
GERMANY— 11.0%
Consumer Discretionary — 1.7%
adidas	88	19,476
Allianz	159	35,187
Bayerische Motoren Werke	287	27,768
Commerzbank	2,795	30,204
Continental	63	14,522
Daimler	371	25,676
Fielmann	182	12,788
HUGO BOSS	266	23,990
TUI	1,512	32,349
		221,960
Consumer Staples — 0.1%
Beiersdorf	80	9,323
Energy — 0.3%
BASF	343	32,973
Financials — 0.8%
Aareal Bank	479	22,026
Hannover Rueck	247	32,946
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	165	36,633
		91,605

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK —continued
Health Care — 0.7%
Bayer	234	$26,082
Fresenius Medical Care & KGaA	83	8,113
Gerresheimer	217	18,484
Merck KGaA	165	16,966
STADA Arzneimittel	158	15,085
		84,730
Industrials — 2.2%
Axel Springer	354	26,467
Brenntag	156	9,360
Deutsche Lufthansa	1,550	43,526
Deutsche Post	431	15,225
Fraport Frankfurt Airport Services Worldwide	310	30,969
GEA Group	782	30,560
HOCHTIEF	84	15,106
MAN	365	40,978
OSRAM Licht	621	27,742
Rheinmetall	368	44,479
Siemens	67	9,467
		293,879
Information Technology — 0.4%
Infineon Technologies	290	7,689
SAP	74	8,645
Software	390	18,427
United Internet	299	16,093
		50,854
Materials — 1.6%
Aurubis	432	35,393
Covestro (A)	166	15,946
Evonik Industries	1,088	40,292
HeidelbergCement	393	33,393
K+S	469	12,396
Symrise	361	32,642
Wacker Chemie	157	22,880
		192,942
Real Estate — 1.7%
Aroundtown	3,320	27,736
Deutsche Annington Immobilien	1,902	92,155
Deutsche EuroShop	560	19,762
Deutsche Wohnen	807	39,337
LEG Immobilien	294	33,106
		212,096
Telecommunication Services — 0.6%
1&1 Drillisch	197	11,721

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK —continued
Telecommunication Services —continued
Deutsche Telekom	1,734	$28,709
Freenet	255	7,310
Telefonica Deutschland Holding	5,771	25,301
		73,041
Utilities — 0.9%
Innogy	510	22,676
RWE	2,532	66,480
Uniper	736	22,984
		112,140
TOTAL GERMANY		1,375,543
IRELAND— 1.0%
Consumer Staples — 0.4%
Glanbia	1,263	20,792
Kerry Group, Cl A	316	33,535
		54,327
Financials — 0.3%
Bank of Ireland Group	3,843	33,027
Materials — 0.3%
CRH	901	30,868
Smurfit Kappa Group	182	7,470
		38,338
TOTAL IRELAND		125,692
ITALY— 6.0%
Consumer Discretionary — 0.8%
Ferrari	94	12,516
Fiat Chrysler Automobiles *	1,343	22,939
Luxottica Group	281	19,037
Moncler	469	20,699
Pirelli & C * (A)	2,570	22,469
		97,660
Consumer Staples — 0.2%
Davide Campari-Milano	2,806	23,672
Energy — 1.2%
Eni	3,912	75,360
Saipem *	6,021	31,498
Snam	7,592	32,645
		139,503
Financials — 1.8%
BPER Banca	2,488	13,918
EXOR	409	26,933
Intesa Sanpaolo	8,192	25,247

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK —continued
Financials — continued
Poste Italiane	5,258	$49,008
UniCredit	3,477	61,691
Unione di Banche Italiane SCpA	11,874	49,210
UnipolSai Assicurazioni	7,431	16,942
		242,949
Industrials — 0.4%
Atlantia	253	7,510
Leonardo	2,652	31,806
		39,316
Information Technology — 0.7%
Assicurazioni Generali	1,355	24,098
Mediobanca Banca di Credito Finanziario	6,293	65,414
		89,512
Telecommunication Services — 0.1%
Telecom Italia *	18,341	14,151
Utilities — 0.8%
A2A	17,893	32,901
Enel	6,056	33,799
Terna Rete Elettrica Nazionale	5,789	32,445
		99,145
TOTAL ITALY		745,908
LUXEMBOURG— 0.4%
Consumer Discretionary — 0.1%
B&M European Value Retail	2,867	15,521
Energy — 0.3%
Tenaris	1,917	35,058
TOTAL LUXEMBOURG		50,579
NETHERLANDS— 6.7%
Consumer Staples — 1.3%
Coca-Cola European Partners	1,277	52,714
Heineken	91	9,214
Koninklijke Ahold Delhaize	4,410	112,254
		174,182
Energy — 0.3%
Koninklijke Vopak	440	20,737
SBM Offshore	886	13,772
		34,509
Financials — 1.6%
ABN AMRO Group	2,325	64,472
ASR Nederland	1,412	63,276
Euronext	235	14,614

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK —continued
Financials — continued
ING Groep	1,099	$16,848
NN Group	1,290	57,084
		216,294
Health Care — 0.8%
Aegon	9,135	60,304
Koninklijke Philips	803	35,271
		95,575
Industrials — 0.8%
Aalberts Industries	414	18,795
Boskalis Westminster	709	21,768
Signify	680	18,873
Wolters Kluwer	456	27,510
		86,946
Information Technology — 0.8%
BE Semiconductor Industries	348	7,574
Gemalto	543	31,691
NXP Semiconductors *	553	52,723
		91,988
Materials — 0.9%
Akzo Nobel	326	30,172
ArcelorMittal	729	23,470
ASM International	359	20,767
Koninklijke DSM	344	36,684
		111,093
Real Estate — 0.2%
Unibail-Rodamco-Westfield ‡	124	27,545
TOTAL NETHERLANDS		838,132
NORWAY— 3.1%
Consumer Staples — 0.6%
Marine Harvest	1,659	36,317
Orkla	4,388	37,162
		73,479
Energy — 0.9%
Equinor	3,773	100,307
Subsea 7	2,074	30,102
		130,409
Financials — 1.0%
DnB	3,778	76,304
Gjensidige Forsikring	1,007	16,179
Storebrand	3,242	27,648
		120,131

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK —continued
Materials — 0.4%
Norsk Hydro	5,561	$31,739
Yara International	393	17,360
		49,099
Telecommunication Services — 0.2%
Telenor	970	18,990
TOTAL NORWAY		392,108
PORTUGAL— 0.8%
Energy — 0.6%
Galp Energia	3,380	69,565
Utilities — 0.2%
Energias de Portugal	7,330	29,923
TOTAL PORTUGAL		99,488
SPAIN— 2.9%
Consumer Discretionary — 0.2%
Industria de Diseno Textil	570	18,707
Consumer Staples — 0.1%
Distribuidora Internacional de Alimentacion	1,910	4,275
Viscofan	191	13,185
		17,460
Energy — 0.4%
Repsol	2,371	47,092
Financials — 0.5%
Banco Bilbao Vizcaya Argentaria	2,296	16,887
Bankinter	1,952	18,870
Mapfre	6,517	20,504
		56,261
Industrials — 0.3%
Aena SME	81	14,728
Ferrovial	1,283	26,541
		41,269
Information Technology — 0.1%
Amadeus IT Group, Cl A	213	18,193
Materials — 0.2%
Acerinox	1,495	21,647
Real Estate — 0.3%
Merlin Properties Socimi ‡	2,832	41,917
Telecommunication Services — 0.1%
Telefonica	1,840	16,558
Utilities — 0.7%
Acciona	268	23,054

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK —continued
Utilities — continued
Iberdrola	3,524	$27,421
Naturgy Energy Group	1,051	28,505
		78,980
TOTAL SPAIN		358,084
SWEDEN— 7.3%
Consumer Discretionary — 0.3%
Dometic Group	1,659	16,143
Electrolux	520	12,215
Husqvarna, Cl B	1,683	13,328
		41,686
Consumer Staples — 0.5%
ICA Gruppen	929	30,841
Swedish Match	635	34,747
		65,588
Energy — 0.2%
Lundin Petroleum	655	21,626
Financials — 1.7%
Industrivarden, Cl C	1,133	23,907
Investor, Cl B	631	27,534
Kinnevik	1,777	61,420
L E Lundbergforetagen, Cl B	548	17,925
Nordea Bank	4,437	47,225
Swedbank, Cl A	975	23,103
		201,114
Health Care — 0.2%
Swedish Orphan Biovitrum *	951	25,738
Industrials — 0.9%
Alfa Laval	530	14,579
Assa Abloy, Cl B	510	10,120
Securitas, Cl B	873	15,728
Trelleborg, Cl B	1,656	34,490
Volvo, Cl B	2,109	37,000
		111,917
Information Technology — 0.9%
Hexagon, Cl B	1,063	64,870
Telefonaktiebolaget LM Ericsson, Cl B	6,024	47,224
		112,094
Materials — 1.0%
BillerudKorsnas	1,496	17,852
Boliden	1,541	45,950
Sandvik	982	17,977

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK —continued
Materials — continued
Svenska Cellulosa, Cl B	4,541	$47,061
		128,840
Real Estate — 0.9%
Castellum	2,108	38,062
Fabege	3,298	46,738
Fastighets Balder, Cl B *	754	21,951
		106,751
Telecommunication Services — 0.7%
Tele2, Cl B	3,848	51,699
Telia	7,989	38,460
		90,159
TOTAL SWEDEN		905,513
SWITZERLAND— 8.8%
Consumer Discretionary — 0.8%
Cie Financiere Richemont	330	29,000
Dufry	189	25,028
Swatch Group *	101	45,389
		99,417
Consumer Staples — 0.5%
Aryzta	986	13,948
Barry Callebaut	16	27,313
Chocoladefabriken Lindt & Spruengli	2	13,798
Nestle	118	9,619
		64,678
Financials — 2.7%
Baloise Holding	236	36,878
Cembra Money Bank	123	11,294
Credit Suisse Group	1,739	28,052
GAM Holding	1,836	18,601
Helvetia Holding	66	39,067
Julius Baer Group	160	8,798
Pargesa Holding	340	28,471
Partners Group Holding	54	41,046
Swiss Life Holding	104	37,366
Swiss Re	539	49,424
UBS Group	1,117	18,408
Zurich Insurance Group	52	16,004
		333,409
Health Care — 1.0%
Novartis	196	16,480
Roche Holding	57	13,994
Sonova Holding *	200	36,929

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK —continued
Health Care — continued
Straumann Holding	45	$35,000
Vifor Pharma	119	22,562
		124,965
Industrials — 1.4%
ABB *	450	10,323
Adecco Group	167	10,287
DKSH Holding	176	12,880
dormakaba Holding	16	10,262
Flughafen Zurich	34	7,130
Geberit	22	9,816
Georg Fischer	22	28,400
Kuehne + Nagel International	64	10,237
OC Oerlikon	1,459	22,710
Schindler Holding	46	10,724
SGS *	4	10,448
VAT Group (A)	121	15,926
		159,143
Information Technology — 0.7%
Logitech International	503	22,162
STMicroelectronics	2,423	52,746
Temenos	105	16,917
		91,825
Materials — 0.9%
Clariant	1,692	40,488
EMS-Chemie Holding	27	17,318
Givaudan *	12	28,158
LafargeHolcim	337	17,238
Sika	135	19,214
		122,416
Real Estate — 0.5%
PSP Swiss Property	380	35,812
Swiss Prime Site	336	30,834
		66,646
Telecommunication Services — 0.3%
Sunrise Communications Group (A)	357	31,463
Swisscom *	20	9,400
		40,863
TOTAL SWITZERLAND		1,103,362
UNITED KINGDOM— 23.1%
Consumer Discretionary — 4.3%
Barratt Developments	3,145	22,030
Bellway	1,058	40,483

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK —continued
Consumer Discretionary — continued
Berkeley Group Holdings	988	$48,380
Burberry Group	666	18,407
Carnival	1,054	61,178
Compass Group	1,335	28,710
Daily Mail & General Trust, Cl A	1,393	13,622
Dixons Carphone	8,157	18,928
Domino's Pizza Group	2,649	10,960
Inchcape	2,758	25,524
Informa	2,765	28,632
InterContinental Hotels Group	330	20,376
Kingfisher	10,528	40,975
Marks & Spencer Group	7,500	30,301
Merlin Entertainments	3,464	17,894
Persimmon	704	22,921
Playtech	1,130	7,972
SSP Group	2,916	26,072
Taylor Wimpey	13,494	30,967
WH Smith	740	18,686
William Hill	6,840	26,693
		559,711
Consumer Staples — 1.5%
Britvic	1,459	15,387
Coca-Cola HBC	462	16,569
Diageo	488	17,937
J Sainsbury	1,675	7,185
Kerry Group, Cl A	161	17,142
Tate & Lyle	5,103	41,770
Tesco	8,792	30,020
WM Morrison Supermarkets	10,745	36,830
		182,840
Energy — 2.3%
BP	11,577	87,062
Great Portland Estates ‡	2,735	25,684
Pearson	4,541	55,075
Royal Dutch Shell, Cl A	3,239	111,104
Schroders	160	6,534
Tullow Oil *	4,265	12,672
		298,131
Financials — 4.0%
3i Group	1,207	15,003
Barclays	5,922	15,067
Beazley	5,151	37,906
Close Brothers Group	1,093	22,768

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK —continued
Financials — continued
CYBG	4,698	$21,298
Direct Line Insurance Group	5,773	26,043
Hargreaves Lansdown	870	23,692
Hiscox	2,791	58,504
HSBC Holdings	4,675	44,797
IG Group Holdings	1,595	19,259
Jardine Lloyd Thompson Group	1,062	19,642
Jupiter Fund Management	1,780	10,227
Lloyds Banking Group	18,802	15,385
Man Group	7,050	16,045
NEX Group	916	12,136
Phoenix Group Holdings	3,570	32,266
Royal Bank of Scotland Group *	14,416	48,298
RSA Insurance Group	986	8,332
Saga	11,822	19,260
Standard Chartered	3,554	32,074
TP ICAP	2,385	8,760
		506,762
Health Care — 0.5%
BTG *	1,624	11,311
Indivior *	2,355	9,447
Smith & Nephew	1,060	18,361
UDG Healthcare	1,815	19,999
		59,118
Industrials — 4.3%
Aggreko	2,098	20,453
Ashtead Group	300	9,212
BAE Systems	2,171	18,602
Balfour Beatty	2,944	11,338
BBA Aviation	7,055	32,390
Bunzl	348	10,339
Cobham	9,962	16,341
easyJet	1,180	25,060
Experian	596	14,651
Ferguson	275	21,680
Firstgroup *	11,662	13,508
Hays	5,913	15,412
Howden Joinery Group	1,108	6,934
Intertek Group	252	19,437
Kingspan Group	561	26,125
Meggitt	3,855	28,834
National Express Group	5,373	28,516
RELX	451	9,835

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK —continued
Industrials — continued
Rentokil Initial	8,446	$37,591
Rotork	3,967	18,728
Royal Mail	9,225	56,741
Smiths Group	360	7,622
Spirax-Sarco Engineering	274	24,962
Travis Perkins	1,516	23,785
Weir Group	567	14,492
		512,588
Information Technology — 0.9%
Auto Trader Group (A)	2,363	13,182
Electrocomponents	2,622	24,681
Halma	1,407	25,968
Just Eat *	1,186	12,337
MoneySuperMarket.com	1,730	7,128
Rightmove	100	6,390
Spectris	967	29,365
		119,051
Materials — 2.5%
Anglo American	1,453	33,027
Antofagasta	3,446	45,339
BHP Billiton	1,555	35,790
Centamin	11,762	18,360
Croda International	261	17,598
Glencore	6,167	27,060
International Consolidated Airlines Group	5,420	50,479
Rio Tinto	625	34,405
RPC Group	953	10,186
Victrex	643	26,602
		298,846
Real Estate — 1.8%
British Land ‡	3,649	31,601
Derwent London ‡	726	29,741
Hammerson ‡	3,762	25,750
Intu Properties ‡	6,258	14,333
Land Securities Group ‡	2,403	29,718
Segro ‡	4,662	40,667
Shaftesbury ‡	1,794	21,933
Unite Group ‡	2,719	31,244
		224,987
Telecommunication Services — 0.2%
Vodafone Group	10,832	26,429
Utilities — 0.8%
National Grid	3,837	40,935

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK —continued
Utilities — continued
Pennon Group	2,084	$20,541
SSE	2,305	37,795
		99,271
TOTAL UNITED KINGDOM		2,887,734
TOTAL COMMON STOCK
(Cost $11,974,241)		12,380,629

PREFERRED STOCK — 0.5%
GERMANY— 0.5%
Consumer Discretionary — 0.3%
Porsche Automobil Holding (A)	314	21,272
Volkswagen (A)	122	21,729
		43,001
Consumer Staples — 0.1%
Henkel & KGaA (A)	67	8,408
Materials — 0.1%
FUCHS PETROLUB (A)	294	16,608
TOTAL GERMANY		68,017
TOTAL PREFERRED STOCK
(Cost $67,117)		68,017
TOTAL INVESTMENTS — 99.8%
(Cost $12,041,358)		$12,448,646

Percentages are based on Net Assets of $12,467,753.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There’s currently no stated interest rate.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — 99.9%
JAPAN— 99.9%
Consumer Discretionary — 17.4%
Aisin Seiki	1,569	$72,746
Asics	700	11,337
Bandai Namco Holdings	440	17,550
Bridgestone	774	30,382
Casio Computer	649	10,581
CyberAgent	300	15,732
Denso	950	46,711
Don Quijote Holdings	520	24,249
Hakuhodo DY Holdings	1,544	23,641
Haseko	1,285	16,978
Honda Motor	1,582	47,415
Isetan Mitsukoshi Holdings	5,280	63,535
Isuzu Motors	2,971	40,037
J Front Retailing	3,332	48,667
Koito Manufacturing	160	10,248
Marui Group	471	9,324
Mazda Motor	3,376	41,921
Mitsubishi Motors	11,413	86,662
Nikon	4,530	76,161
Nissan Motor	3,394	32,003
Nitori Holdings	444	66,894
Oriental Land	217	23,514
Panasonic	1,195	15,351
Rinnai	195	16,828
Ryohin Keikaku	130	41,634
Sega Sammy Holdings	4,560	72,510
Sekisui Chemical	1,969	35,144
Sekisui House	1,845	31,341
Shimamura	459	42,890
Stanley Electric	1,950	68,200
Sumitomo Electric Industries	1,441	22,064
Sumitomo Rubber Industries	3,379	55,723
Suzuki Motor	915	53,548
Toho	800	23,798
Toyota Industries	537	30,174
Toyota Motor	926	60,429
Yamada Denki	13,138	65,021
Yamaha	1,015	47,332
Yamaha Motor	2,522	66,261
		1,564,536
Consumer Staples — 10.2%
Aeon	2,348	47,541

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Ajinomoto	1,051	$18,548
Asahi Group Holdings	855	41,413
Calbee	892	29,484
Coca-Cola Bottlers Japan	1,597	57,423
Ezaki Glico	485	22,400
FamilyMart UNY Holdings	295	27,408
Kao	503	36,563
Kewpie	874	21,659
Kikkoman	460	21,738
Kirin Holdings	1,719	43,873
Kobayashi Pharmaceutical	459	38,175
Kose	160	30,574
Lawson	555	33,268
Lion	1,247	22,514
MEIJI Holdings	300	23,530
NH Foods	1,735	68,817
Nichirei	820	19,009
Nisshin Seifun Group	2,460	48,018
Nissin Foods Holdings	592	40,775
Pigeon	730	35,019
Seven & i Holdings	240	9,766
Shiseido	420	30,804
Suntory Beverage & Food	317	13,466
Toyo Suisan Kaisha	1,267	45,727
Tsuruha Holdings	463	56,830
Yakult Honsha	180	12,928
Yamazaki Baking	1,283	31,806
		929,076
Energy — 3.3%
Idemitsu Kosan	2,400	107,843
Inpex	7,768	85,390
JXTG Holdings	14,341	104,989
		298,222
Financials — 5.5%
Aozora Bank	904	33,716
Bank of Kyoto	884	42,723
Chiba Bank	5,193	36,927
Concordia Financial Group	7,100	38,056
Credit Saison	567	8,808
Dai-ichi Life Holdings	720	13,520
Daiwa Securities Group	3,804	22,116
Fukuoka Financial Group	2,714	14,814
Japan Post Bank	3,600	43,127

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Japan Post Holdings	3,290	$36,210
Mitsubishi UFJ Financial Group	1,666	10,260
Mitsubishi UFJ Lease & Finance	4,522	27,308
Mizuho Financial Group	24,022	41,761
ORIX	1,261	20,390
Shinsei Bank	1,396	21,936
Shizuoka Bank	4,530	41,763
Sumitomo Mitsui Financial Group	791	31,410
T&D Holdings	1,085	16,138
		500,983
Health Care — 8.3%
Alfresa Holdings	1,955	46,683
Astellas Pharma	1,610	26,141
Chugai Pharmaceutical	200	10,130
Daiichi Sankyo	1,319	54,461
Eisai	170	14,552
Hisamitsu Pharmaceutical	422	30,762
Hoya	857	51,294
Kyowa Hakko Kirin	1,337	25,285
M3	430	16,307
Medipal Holdings	3,042	61,607
Mitsubishi Tanabe Pharma	3,983	74,437
Otsuka Holdings	1,424	65,514
Santen Pharmaceutical	1,100	18,327
Sumitomo Dainippon Pharma	2,568	49,621
Suzuken	1,175	51,276
Sysmex	220	20,774
Taisho Pharmaceutical Holdings	724	81,687
Takeda Pharmaceutical	453	18,919
Terumo	377	20,645
		738,422
Industrials — 24.0%
AGC	596	24,864
Amada Holdings	3,757	37,523
ANA Holdings	1,691	61,936
Central Japan Railway	172	35,717
Dai Nippon Printing	1,652	35,965
Daikin Industries	180	21,419
East Japan Railway	104	9,699
FANUC	74	14,491
Fuji Electric	8,996	66,059
Hankyu Hanshin Holdings	900	35,738
Hino Motors	4,593	51,576

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hoshizaki	187	$18,810
ITOCHU	3,475	61,466
Japan Airport Terminal	230	10,890
JGC	817	15,787
JTEKT	1,945	28,009
Kajima	6,461	50,272
Kawasaki Heavy Industries	2,315	67,626
Keihan Holdings	329	11,947
Keisei Electric Railway	924	30,665
Kintetsu Group Holdings	275	10,908
Komatsu	1,812	53,046
Kurita Water Industries	1,998	58,187
LIXIL Group	2,460	50,237
Makita	678	30,345
Marubeni	7,143	54,290
MISUMI Group	1,283	32,574
Mitsubishi	5,037	140,257
Mitsubishi Electric	2,179	29,423
Mitsubishi Heavy Industries	817	30,559
Mitsui	6,783	113,222
Mitsui OSK Lines	1,533	39,578
Nabtesco	929	28,673
Nagoya Railroad	2,614	65,479
Nankai Electric Railway	671	18,402
Nippon Express	819	53,410
Nippon Yusen	2,197	42,178
NSK	3,639	39,498
Obayashi	3,694	38,445
Persol Holdings	1,246	27,093
Recruit Holdings	1,592	43,448
Secom	145	11,049
Shimizu	3,348	34,934
Sohgo Security Services	271	12,371
Sojitz	17,803	64,411
Sumitomo	2,989	48,998
Sumitomo Heavy Industries	1,796	62,091
Taisei	390	21,636
THK	370	9,999
Tobu Railway	1,558	45,791
Toppan Printing	5,463	41,922
TOTO	200	9,309
Toyota Tsusho	1,186	40,314
West Japan Railway	678	47,243
		2,139,779

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 10.2%
Brother Industries	719	$14,600
Canon	1,753	56,643
FUJIFILM Holdings	931	38,266
Fujitsu	5,929	40,275
Hamamatsu Photonics	1,289	54,466
Hirose Electric	178	21,610
Hitachi	5,179	36,023
Keyence	71	37,365
Konica Minolta	5,350	47,841
Kyocera	535	31,008
NEC	2,383	65,993
Nexon	2,862	41,035
Nomura Research Institute	625	29,927
Omron	280	12,607
Otsuka	1,258	48,998
Ricoh	7,836	76,162
Rohm	780	66,196
Seiko Epson	2,688	48,338
Shimadzu	786	22,329
Square Enix Holdings	736	34,716
Tokyo Electron	103	17,625
Trend Micro	774	45,566
Yaskawa Electric	334	10,950
Yokogawa Electric	1,090	19,290
		917,829
Materials — 13.1%
Air Water	2,022	36,777
Asahi Kasei	5,876	78,240
Daicel	1,203	13,197
DIC	910	29,591
JFE Holdings	3,309	66,969
JSR	3,532	67,554
Kaneka	4,399	38,590
Kobe Steel	4,638	45,452
Kuraray	4,194	59,010
Mitsubishi Chemical Holdings	3,522	30,667
Mitsubishi Gas Chemical	2,940	65,398
Mitsubishi Materials	2,669	75,582
Mitsui Chemicals	2,050	54,940
Nippon Steel & Sumitomo Metal	2,052	40,760
Nissan Chemical	680	30,343
Oji Holdings	8,019	47,423
Sumitomo Chemical	5,466	31,300

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sumitomo Metal Mining	2,017	$72,345
Taiheiyo Cement	1,507	47,321
Teijin	2,140	39,764
Toray Industries	11,500	88,958
Tosoh	4,199	68,270
Toyo Seikan Group Holdings	2,159	39,577
		1,168,028
Real Estate — 2.2%
Daito Trust Construction	132	22,010
Daiwa House Industry	310	11,266
Japan Prime Realty Investment ‡	6	21,574
Japan Retail Fund Investment ‡	23	41,895
Nippon Building Fund ‡	4	22,226
Nomura Real Estate Master Fund ‡	13	18,396
Tokyu Fudosan Holdings	2,721	18,425
United Urban Investment ‡	25	38,726
		194,518
Telecommunication Services — 1.2%
KDDI	450	12,514
Nippon Telegraph & Telephone	1,772	81,809
NTT DOCOMO	615	15,785
		110,108
Utilities — 4.5%
Chubu Electric Power	2,955	45,418
Chugoku Electric Power	4,382	57,544
Electric Power Development	1,792	48,426
Kansai Electric Power	3,460	49,083
Kyushu Electric Power	1,772	20,801
Osaka Gas	2,228	42,693
Toho Gas	1,615	54,896
Tohoku Electric Power	2,925	37,079
Tokyo Electric Power Holdings *	4,597	21,930
Tokyo Gas	1,309	31,848
		409,718
TOTAL INVESTMENTS — 99.9%
(Cost $8,797,993)		$8,971,219

Percentages are based on Net Assets of $8,978,697.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of July 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Japan ETF

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 40.1%
Consumer Discretionary — 3.7%
Amcor	2,531	$28,355
Aristocrat Leisure	1,276	30,544
Crown Resorts	5,200	52,187
Star Entertainment Grp	11,806	43,532
TABCORP Holdings	8,952	31,078
		185,696
Consumer Staples — 2.4%
Coca-Cola Amatil	5,954	42,403
Treasury Wine Estates	3,220	44,093
Woolworths	1,500	33,553
		120,049
Energy — 3.5%
Caltex Australia	500	12,103
Origin Energy *	4,466	32,437
Santos	14,342	68,022
Wesfarmers	1,015	37,320
Woodside Petroleum	1,303	35,007
		184,889
Financials — 5.1%
Australia & New Zealand Banking Group	582	12,677
Bank of Queensland	3,902	32,227
Bendigo and Adelaide Bank	3,792	33,011
CIMIC Group	1,179	42,360
Insurance Australia Group	5,850	34,964
Macquarie Group	675	61,631
Medibank Pvt	8,000	18,496
National Australia Bank	630	13,268
Suncorp Group	1,247	13,878
		262,512
Health Care — 3.2%
Ansell	2,974	63,695
Cochlear	213	32,201
CSL	139	20,316
Healthscope	9,665	15,663
Ramsay Health Care	340	14,215
Sonic Healthcare	779	15,103
		161,193
Industrials — 3.2%
ALS	4,666	25,842
Aurizon Holdings	16,466	55,696
Brambles	4,840	35,549

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
SEEK	2,228	$35,395
Sydney Airport	2,148	11,290
		163,772
Information Technology — 1.3%
Computershare	2,730	36,916
Link Administration Holdings	4,800	27,405
		64,321
Materials — 9.2%
BHP Billiton	1,298	33,638
BlueScope Steel	5,033	66,076
Boral	5,156	25,489
Fortescue Metals Group	11,141	36,193
Iluka Resources	4,260	36,261
Incitec Pivot	26,699	75,224
Newcrest Mining	1,909	30,696
Orica	1,515	19,800
Orora	21,724	58,623
Rio Tinto	389	23,482
South32	29,295	77,746
		483,228
Real Estate — 5.1%
Dexus ‡	4,961	37,175
Goodman Group ‡	7,088	50,744
Lend Lease Group	2,669	39,941
Mirvac Group ‡	25,199	42,711
Scentre Group ‡	12,200	38,545
Stockland ‡	8,982	27,710
Vicinity Centres ‡	14,843	29,351
		266,177
Telecommunication Services — 0.5%
Telstra	11,200	23,646
Utilities — 2.9%
AGL Energy	2,325	38,008
APA Group	1,900	13,630
AusNet Services	31,350	37,988
Spark Infrastructure Group	34,306	58,657
		148,283
TOTAL AUSTRALIA		2,063,766
HONG KONG— 30.2%
Consumer Discretionary — 4.3%
Galaxy Entertainment Group	4,350	34,951
Li & Fung	93,109	31,562

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Sands China	6,500	$33,464
Techtronic Industries	5,194	28,925
Wynn Macau	16,133	47,492
Yue Yuen Industrial Holdings	15,658	42,102
		218,496
Consumer Staples — 0.7%
WH Group	43,870	35,221
Financials — 1.4%
Bank of East Asia	7,218	28,699
Hang Seng Bank	1,510	41,102
		69,801
Industrials — 4.5%
CK Hutchison Holdings	3,988	43,350
Hopewell Holdings	18,499	65,536
MTR	7,790	43,680
NWS Holdings	41,497	74,986
		227,552
Information Technology — 0.9%
Hanergy Thin Film Power Group *(A)	29,000	14
VTech Holdings	4,043	45,236
		45,250
Real Estate — 12.6%
CK Asset Holdings	5,322	40,726
Hang Lung Group	9,607	28,403
Hang Lung Properties	13,313	27,993
Henderson Land Development	5,886	32,816
Hysan Development	12,225	66,911
Link ‡	7,575	75,102
New World Development	22,243	31,690
Sino Land	17,668	30,350
Sun Hung Kai Properties	2,147	33,653
Swire Pacific, Cl A	4,576	49,625
Swire Properties	25,704	101,216
Wharf Holdings	23,100	76,390
Wharf Real Estate Investment	3,000	21,849
Wheelock	5,050	35,781
		652,505
Telecommunication Services — 0.9%
PCCW	81,745	47,711
Utilities — 4.9%
CLP Holdings	7,133	81,491
Hong Kong & China Gas	45,886	93,677

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Power Assets Holdings	11,134	$78,818
		253,986
TOTAL HONG KONG		1,550,522
NEW ZEALAND— 5.2%
Health Care — 1.0%
Fisher & Paykel Healthcare	5,314	53,543
Materials — 1.1%
Fletcher Building	11,606	55,547
Telecommunication Services — 0.9%
Spark New Zealand	17,778	46,840
Utilities — 2.2%
Contact Energy	21,998	86,562
Meridian Energy	12,158	25,990
		112,552
TOTAL NEW ZEALAND		268,482
SINGAPORE— 24.2%
Consumer Discretionary — 2.3%
Genting Singapore	74,335	69,896
Singapore Press Holdings	22,073	47,185
		117,081
Consumer Staples — 2.9%
Dairy Farm International Holdings	4,825	39,420
Thai Beverage	78,305	43,717
Wilmar International	26,333	60,547
		143,684
Financials — 3.8%
City Developments	3,757	27,626
DBS Group Holdings	3,257	64,001
Oversea-Chinese Banking	3,523	29,943
Singapore Exchange	7,310	39,952
United Overseas Bank	1,854	36,799
		198,321
Industrials — 6.2%
ComfortDelGro	20,890	36,062
Jardine Matheson Holdings	566	38,205
Jardine Strategic Holdings	791	31,545
Keppel	7,342	37,052
SATS	17,918	68,313
Singapore Airlines	10,412	75,415
Singapore Technologies Engineering	12,115	30,437
		317,029

Schedule of Investments (Unaudited)	July 31, 2018

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.7%
Venture	7,187	$88,062
Real Estate — 7.1%
Ascendas ‡	29,378	59,347
CapitaLand	13,658	32,407
CapitaLand Commercial Trust ‡	51,175	65,787
CapitaLand Mall Trust ‡	55,333	87,797
Mapletree Commercial Trust ‡	23,903	28,446
Suntec ‡	48,141	65,070
UOL Group	5,164	27,199
		366,053
Telecommunication Services — 0.2%
Singapore Telecommunications	5,300	12,498
TOTAL SINGAPORE		1,242,728
TOTAL COMMON STOCK
(Cost $4,939,605)		5,125,498
TOTAL INVESTMENTS — 99.7%
(Cost $4,939,605)		$5,125,498

Percentages are based on Net Assets of $5,138,799.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$5,125,484	$—	$14	$5,125,498
Total Investments in Securities	$5,125,484	$—	$14	$5,125,498

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X YieldCo Index ETF

	Shares	Value
COMMON STOCK — 88.8%
CANADA— 26.5%
Information Technology — 5.1%
Canadian Solar *	80,432	$1,084,223
Utilities — 21.4%
Innergex Renewable Energy	97,501	1,008,709
Northland Power	115,893	2,116,694
TransAlta Renewables	158,305	1,460,248
		4,585,651
TOTAL CANADA		5,669,874
UNITED KINGDOM— 25.9%
Financials — 21.3%
Bluefield Solar Income Fund	532,701	845,513
Foresight Solar Fund	648,015	952,038
Greencoat UK Wind	613,545	1,006,023
John Laing Environmental Assets Group	567,470	781,598
NextEnergy Solar Fund	687,578	978,595
		4,563,767
Utilities — 4.6%
Renewables Infrastructure Group	684,621	984,265
TOTAL UNITED KINGDOM		5,548,032
UNITED STATES— 36.4%
Financials — 4.9%
Hannon Armstrong Sustainable Infrastructure Capital ‡	53,172	1,041,639
Utilities — 31.5%
Atlantica Yield	49,611	1,019,506
NextEra Energy Partners	37,407	1,760,747
NRG Yield, Cl A	112,418	2,077,485
Pattern Energy Group, Cl A	53,892	1,000,774
TerraForm Power, Cl A	85,681	876,517
		6,735,029
TOTAL UNITED STATES		7,776,668
TOTAL COMMON STOCK
(Cost $18,562,629)		18,994,574
MASTER LIMITED PARTNERSHIP — 10.0%
CANADA— 10.0%
Utilities — 10.0%
Brookfield Renewable Partners	70,571	2,142,536
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $2,141,274)		2,142,536

Schedule of Investments (Unaudited)	July 31, 2018

Global X YieldCo Index ETF

	Shares	Value
PREFERRED STOCK — 1.0%
CANADA— 1.0%
Utilities — 1.0%
Brookfield Renewable Partners, 5.750%, VAR Canadian Govt Bonds 5 Year Note+5.010%	10,651	$206,996
TOTAL PREFERRED STOCK
(Cost $204,635)		206,996
TOTAL INVESTMENTS — 99.8%
(Cost $20,908,538)		$21,344,106

Percentages are based on Net Assets of $21,390,153.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

VAR — Variable Rate

As of July 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES— 99.9%
Consumer Discretionary — 12.8%
Advance Auto Parts	475	$67,084
Amazon.com *	2,768	4,919,955
Aptiv *	1,820	178,488
AutoZone *	190	134,051
Best Buy	1,815	136,179
Booking Holdings *	334	677,592
BorgWarner	1,363	62,725
CarMax *	1,237	92,379
Carnival	2,861	169,486
CBS, Cl B	2,352	123,880
Charter Communications, Cl A *	1,295	394,431
Chipotle Mexican Grill, Cl A *	190	82,395
Comcast, Cl A	31,416	1,124,065
Darden Restaurants	837	89,509
Discovery, Cl A *	1,030	27,377
Discovery, Cl C *	2,214	54,354
DISH Network, Cl A *	1,557	49,139
Dollar General	1,738	170,585
Dollar Tree *	1,587	144,861
DR Horton	2,291	100,118
Expedia Group	854	114,299
Foot Locker	890	43,441
Ford Motor	26,475	265,809
Gap	1,480	44,652
Garmin	760	47,462
General Motors	8,521	323,031
Genuine Parts	991	96,434
Goodyear Tire & Rubber	1,710	41,399
H&R Block	1,446	36,381
Hanesbrands	2,529	56,296
Harley-Davidson	1,185	50,825
Hasbro	760	75,703
Hilton Worldwide Holdings	1,919	150,949
Home Depot	7,962	1,572,653
Interpublic Group	2,677	60,366
Kohl's	1,188	87,758
L Brands	1,637	51,844
Leggett & Platt	886	38,603
Lennar, Cl A	1,834	95,863
LKQ *	2,081	69,755
Lowe's	5,581	554,417
Macy's	2,075	82,440

Schedule of Investments (Unaudited)	July 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Marriott International, Cl A	2,030	$259,515
Mattel	2,310	36,660
McDonald's	5,439	856,859
Michael Kors Holdings *	1,111	74,137
Mohawk Industries *	447	84,197
Netflix *	2,997	1,011,338
News	2,576	38,820
News	773	11,827
NIKE, Cl B	8,948	688,192
Nordstrom	799	41,876
Norwegian Cruise Line Holdings *	1,424	71,243
Omnicom Group	1,598	109,990
O'Reilly Automotive *	552	168,912
PulteGroup	2,009	57,236
PVH	570	87,506
Ralph Lauren, Cl A	380	51,292
Ross Stores	2,660	232,564
Royal Caribbean Cruises	1,158	130,576
Starbucks	9,525	499,015
Tapestry	1,894	89,245
Target	3,773	304,405
Tiffany	743	102,207
TJX	4,383	426,291
Tractor Supply	855	66,724
TripAdvisor *	760	44,072
Twenty-First Century Fox, Cl A	7,193	323,685
Twenty-First Century Fox, Cl B	2,820	125,264
Ulta Beauty *	382	93,357
Under Armour, Cl A *	1,254	25,042
Under Armour, Cl C *	1,256	23,537
VF	2,212	203,659
Viacom, Cl B	2,347	68,180
Walt Disney	10,302	1,169,896
Whirlpool	504	66,074
Wynn Resorts	570	95,065
Yum! Brands	2,336	185,221
		20,682,712
Consumer Staples — 6.8%
Altria Group	14,423	846,342
Archer-Daniels-Midland	4,272	206,167
Brown-Forman, Cl B	1,968	104,737
Campbell Soup	1,364	55,788
Clorox	984	133,007

Schedule of Investments (Unaudited)	July 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Coca-Cola	29,125	$1,358,099
Colgate-Palmolive	6,582	441,060
Conagra Brands	2,897	106,349
Constellation Brands, Cl A	1,308	274,981
Costco Wholesale	3,351	732,897
Coty, Cl A	3,106	41,651
Estee Lauder, Cl A	1,705	230,073
General Mills	4,653	214,317
Hershey	1,074	105,478
Hormel Foods	1,872	67,336
JM Smucker	781	86,785
Kellogg	1,945	138,153
Kimberly-Clark	2,637	300,249
Kraft Heinz	4,459	268,655
Kroger	6,428	186,412
McCormick	922	108,372
Molson Coors Brewing, Cl B	1,411	94,537
Mondelez International, Cl A	11,251	488,067
Monster Beverage *	3,163	189,843
Philip Morris International	11,785	1,017,045
Procter & Gamble	19,322	1,562,763
Sysco	3,697	248,475
Walgreens Boots Alliance	6,411	433,512
Walmart	10,968	978,675
		11,019,825
Energy — 6.2%
Anadarko Petroleum	3,458	252,953
Andeavor	949	142,407
Apache	2,565	117,990
Baker Hughes a GE	2,893	100,040
Cabot Oil & Gas	3,125	73,438
Chevron	13,054	1,648,328
Cimarex Energy	649	63,991
Concho Resources *	1,293	188,584
ConocoPhillips	7,871	568,050
Devon Energy	3,540	159,335
EOG Resources	3,908	503,898
EQT	1,610	79,985
Exxon Mobil	28,896	2,355,312
Halliburton	5,838	247,648
Helmerich & Payne	758	46,503
Hess	1,798	118,003
Kinder Morgan	12,929	229,878

Schedule of Investments (Unaudited)	July 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Marathon Oil	5,720	$120,806
Marathon Petroleum	3,169	256,150
National Oilwell Varco	2,559	124,419
Newfield Exploration *	1,333	38,284
Noble Energy	3,475	125,413
Occidental Petroleum	5,144	431,736
ONEOK	2,852	200,895
Phillips 66	2,810	346,585
Pioneer Natural Resources	1,139	215,579
Schlumberger	9,302	628,070
TechnipFMC	3,110	101,231
Valero Energy	2,956	349,843
Williams	5,526	164,399
		9,999,753
Financials — 14.1%
Affiliated Managers Group	380	60,804
Aflac	5,231	243,451
Allstate	2,345	223,056
American Express	4,910	488,643
American International Group	6,138	338,879
Ameriprise Financial	960	139,843
Aon	1,681	241,308
Arthur J Gallagher	1,189	84,835
Assurant	380	41,914
Bank of America	64,752	1,999,542
Bank of New York Mellon	6,934	370,761
BB&T	5,154	261,875
Berkshire Hathaway, Cl B *	13,116	2,595,262
BlackRock, Cl A	833	418,799
Brighthouse Financial *	643	27,925
Capital One Financial	3,258	307,295
Cboe Global Markets	773	75,081
Charles Schwab	8,274	422,470
Chubb	3,130	437,324
Cincinnati Financial	1,014	76,689
Citigroup	17,269	1,241,468
Citizens Financial Group	3,154	125,466
CME Group, Cl A	2,284	363,430
Comerica	1,165	112,935
Discover Financial Services	2,444	174,526
E*TRADE Financial *	1,824	109,093
Everest Re Group	274	59,828
Fifth Third Bancorp	4,530	134,043

Schedule of Investments (Unaudited)	July 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Franklin Resources	2,059	$70,665
Goldman Sachs Group	2,390	567,459
Hartford Financial Services Group	2,291	120,736
Huntington Bancshares	7,332	113,206
Intercontinental Exchange	3,962	292,831
Invesco	2,763	74,573
Jefferies Financial Group	2,182	52,914
JPMorgan Chase	23,222	2,669,369
KeyCorp	7,284	152,017
Lincoln National	1,538	104,738
Loews	1,840	93,435
M&T Bank	975	169,016
Marsh & McLennan	3,461	288,509
MetLife	6,906	315,880
Moody's	1,140	195,077
Morgan Stanley	9,400	475,264
MSCI, Cl A	633	105,198
Nasdaq	763	69,738
Northern Trust	1,434	156,621
People's United Financial	2,181	39,760
PNC Financial Services Group	3,134	453,897
Principal Financial Group	1,808	105,009
Progressive	3,910	234,639
Prudential Financial	2,783	280,833
Raymond James Financial	857	78,493
Regions Financial	7,417	138,030
S&P Global	1,733	347,363
State Street	2,405	212,386
SunTrust Banks	3,091	222,768
SVB Financial Group *	354	108,990
Synchrony Financial	4,764	137,870
T Rowe Price Group	1,635	194,696
Torchmark	760	66,933
Travelers	1,790	232,951
Unum Group	1,528	60,707
US Bancorp	10,670	565,617
Wells Fargo	29,733	1,703,404
Willis Towers Watson	878	139,971
XL Group	1,819	102,282
Zions Bancorporation	1,342	69,381
		22,759,771
Health Care — 14.4%
AbbVie	20,862	1,924,102

Schedule of Investments (Unaudited)	July 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Aetna	4,588	$864,333
Alexion Pharmaceuticals *	3,050	405,528
Align Technology *	1,024	365,210
AmerisourceBergen, Cl A	2,221	181,744
Anthem	3,526	892,078
Baxter International	7,063	511,714
Biogen Idec *	2,913	974,020
Boston Scientific *	19,537	656,639
Cardinal Health	4,486	224,076
Celgene *	9,772	880,359
Centene *	2,759	359,580
Cerner *	4,407	273,587
Cigna	3,394	608,951
CVS Health	14,033	910,180
DaVita *	2,092	147,026
DENTSPLY SIRONA	3,104	149,333
Edwards Lifesciences *	2,987	425,498
Eli Lilly	13,175	1,301,822
Express Scripts Holding *	7,967	633,058
Gilead Sciences	17,927	1,395,258
Henry Schein *	2,122	168,508
Hologic *	3,710	159,196
Humana	1,923	604,168
IDEXX Laboratories *	1,242	304,203
Illumina *	2,058	667,533
Incyte *	2,433	161,892
Intuitive Surgical *	1,578	801,924
IQVIA Holdings *	2,280	278,023
Laboratory Corp of America Holdings *	1,435	251,613
McKesson	2,808	352,685
Medtronic	18,655	1,683,241
Mettler-Toledo International *	362	214,489
Nektar Therapeutics, Cl A *	2,245	118,087
Quest Diagnostics	1,840	198,205
Regeneron Pharmaceuticals *	1,074	395,243
ResMed	1,930	204,155
Stryker	4,537	740,665
Varian Medical Systems *	1,260	145,467
Vertex Pharmaceuticals *	3,566	624,228
Waters *	1,070	211,079
Zimmer Biomet Holdings	2,897	363,631
Zoetis, Cl A	6,806	588,583
		23,320,914

Schedule of Investments (Unaudited)	July 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 10.0%
3M	6,159	$1,307,679
Alaska Air Group	1,301	81,742
Allegion	1,012	82,518
American Airlines Group	4,335	171,406
AMETEK	2,399	186,642
AO Smith	1,447	86,140
Arconic	4,370	94,785
Caterpillar	6,212	893,285
CH Robinson Worldwide	1,459	134,564
Cintas	889	181,783
CSX	8,936	631,596
Cummins	1,560	222,784
Deere	3,330	482,151
Delta Air Lines	6,480	352,641
Dover	1,615	134,013
Eaton	4,385	364,700
Emerson Electric	6,477	468,159
Equifax	1,241	155,746
Expeditors International of Washington	1,877	142,971
Fastenal	3,008	171,245
FedEx	2,529	621,805
Flowserve	1,364	60,466
Fortive	3,135	257,321
Fortune Brands Home & Security	1,599	92,742
IHS Markit *	3,651	193,612
Illinois Tool Works	3,165	453,639
Ingersoll-Rand	2,571	253,269
JB Hunt Transport Services	921	110,428
Johnson Controls International	9,546	358,071
Kansas City Southern	996	115,805
Masco	3,058	123,329
Nielsen Holdings	3,496	82,366
Norfolk Southern	2,926	494,494
PACCAR	3,535	232,320
Parker-Hannifin	1,343	227,034
Pentair	1,724	76,977
Quanta Services *	1,626	55,398
Republic Services, Cl A	2,386	172,937
Robert Half International	1,355	102,655
Rockwell Automation	1,272	238,576
Roper Technologies	1,047	316,089
Snap-On	587	99,549
Southwest Airlines	5,532	321,741
Stanley Black & Decker	1,515	226,447

Schedule of Investments (Unaudited)	July 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Stericycle *	889	$62,106
TransDigm Group	484	181,761
Union Pacific	7,982	1,196,422
United Continental Holdings *	2,565	206,226
United Parcel Service, Cl B	7,182	861,050
United Rentals *	865	128,712
United Technologies	7,729	1,049,135
Verisk Analytics, Cl A *	1,615	178,651
Waste Management	4,110	369,900
WW Grainger	504	174,667
Xylem	1,875	143,550
		16,185,800
Information Technology — 25.4%
Accenture, Cl A	4,409	702,486
Activision Blizzard	5,110	375,176
Adobe Systems *	3,344	818,210
Advanced Micro Devices *	5,342	97,919
Akamai Technologies *	1,151	86,624
Alliance Data Systems	322	72,411
Alphabet, Cl A *	2,032	2,493,711
Alphabet, Cl C *	2,077	2,528,249
Amphenol, Cl A	2,088	195,249
Analog Devices	2,480	238,427
ANSYS *	569	96,093
Apple	33,590	6,391,841
Applied Materials	7,059	343,279
Autodesk *	1,499	192,532
Automatic Data Processing	3,036	409,830
Broadcom	2,786	617,851
CA	2,099	92,797
Cadence Design Systems *	1,842	81,214
Cisco Systems	32,132	1,358,862
Citrix Systems *	867	95,344
Cognizant Technology Solutions, Cl A	3,898	317,687
DXC Technology	1,916	162,362
eBay *	6,381	213,444
Electronic Arts *	2,112	271,920
F5 Networks *	450	77,121
Facebook, Cl A *	16,404	2,831,003
Fidelity National Information Services	2,214	228,330
Fiserv *	2,724	205,608
FLIR Systems	950	55,670
Gartner *	618	83,696

Schedule of Investments (Unaudited)	July 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Global Payments	1,061	$119,437
Hewlett Packard Enterprise	10,558	163,016
HP	11,503	265,489
Intel	31,711	1,525,300
International Business Machines	5,791	839,290
Intuit	1,649	336,792
IPG Photonics *	255	41,830
Juniper Networks	2,526	66,535
KLA-Tencor	1,045	122,704
Lam Research	1,096	208,941
Mastercard, Cl A	6,288	1,245,023
Microchip Technology	1,609	150,329
Micron Technology *	7,925	418,361
Microsoft	52,359	5,554,242
Motorola Solutions	1,122	136,099
NetApp	1,892	146,668
NVIDIA	4,100	1,003,926
Oracle	20,381	971,765
Paychex	2,167	149,566
PayPal Holdings *	7,633	626,975
Qorvo *	855	69,905
QUALCOMM	10,128	649,104
Red Hat *	1,235	174,419
salesforce.com *	4,847	664,766
Seagate Technology	1,995	104,977
Skyworks Solutions	1,235	116,806
Symantec	4,181	84,540
Synopsys *	1,028	91,934
Take-Two Interactive Software *	767	86,686
TE Connectivity	2,400	224,568
Texas Instruments	6,714	747,402
Total System Services	1,140	104,356
VeriSign *	622	90,333
Visa, Cl A	12,272	1,678,072
Western Digital	2,035	142,755
Western Union	3,247	65,460
Xerox	1,454	37,760
Xilinx	1,718	123,816
		41,084,893
Materials — 2.8%
Air Products & Chemicals	1,658	272,194
Albemarle	758	71,404
Avery Dennison	573	65,712

Schedule of Investments (Unaudited)	July 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Ball	2,319	$90,371
CF Industries Holdings	1,573	69,873
DowDuPont	17,289	1,188,964
Eastman Chemical	959	99,372
Ecolab	1,965	276,475
FMC	898	80,712
Freeport-McMoRan Copper & Gold	10,319	170,263
International Flavors & Fragrances	549	72,885
International Paper	3,177	170,701
LyondellBasell Industries, Cl A	2,434	269,663
Martin Marietta Materials	428	85,352
Mosaic	2,382	71,722
Newmont Mining	4,104	150,535
Nucor	2,447	163,778
Packaging Corp of America	618	69,772
PPG Industries	1,904	210,697
Praxair	2,163	362,302
Sealed Air	1,306	57,555
Sherwin-Williams	626	275,897
Vulcan Materials	1,023	114,576
Westrock	1,715	99,436
		4,560,211
Real Estate — 2.7%
Alexandria Real Estate Equities ‡	619	78,885
American Tower, Cl A ‡	2,984	442,349
Apartment Investment & Management, Cl A ‡	1,046	44,612
AvalonBay Communities ‡	944	166,946
Boston Properties ‡	1,045	131,179
CBRE Group, Cl A *	2,006	99,899
Crown Castle International ‡	2,755	305,337
Digital Realty Trust ‡	1,372	166,588
Duke Realty ‡	2,307	67,180
Equinix ‡	515	226,229
Equity Residential ‡	2,469	161,547
Essex Property Trust ‡	456	109,645
Extra Space Storage ‡	855	80,344
Federal Realty Investment Trust ‡	475	59,613
GGP ‡	3,988	85,024
HCP ‡	3,146	81,481
Host Hotels & Resorts ‡	4,983	104,344
Iron Mountain ‡	1,685	59,160
Kimco Realty ‡	2,842	47,433
Macerich ‡	808	47,720

Schedule of Investments (Unaudited)	July 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Mid-America Apartment Communities ‡	727	$73,267
ProLogis ‡	3,543	232,492
Public Storage ‡	1,012	220,444
Realty Income ‡	1,861	103,788
Regency Centers ‡	994	63,248
SBA Communications, Cl A ‡ *	785	124,226
Simon Property Group ‡	2,091	368,455
SL Green Realty ‡	662	68,259
UDR ‡	1,791	68,918
Ventas ‡	2,391	134,805
Vornado Realty Trust ‡	1,152	82,852
Welltower ‡	2,450	153,370
Weyerhaeuser ‡	5,051	172,643
		4,432,282
Telecommunication Services — 1.9%
AT&T	49,159	1,571,614
CenturyLink	6,583	123,563
Verizon Communications	27,971	1,444,422
		3,139,599
Utilities — 2.8%
AES	4,444	59,372
Alliant Energy	1,540	66,174
Ameren	1,634	101,406
American Electric Power	3,325	236,541
American Water Works	1,218	107,489
CenterPoint Energy	2,897	82,507
CMS Energy	1,901	91,894
Consolidated Edison	2,054	162,122
Dominion Energy	4,458	319,683
DTE Energy	1,233	133,830
Duke Energy	4,776	389,817
Edison International	2,202	146,719
Entergy	1,233	100,218
Eversource Energy	2,121	128,787
Exelon	6,606	280,755
FirstEnergy	2,911	103,137
NextEra Energy	3,140	526,075
NiSource	2,207	57,779
NRG Energy	2,093	66,285
PG&E	3,514	151,383
Pinnacle West Capital	760	61,127
PPL	4,601	132,371
Public Service Enterprise Group	3,436	177,160

Schedule of Investments (Unaudited)	July 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
SCANA	950	$37,991
Sempra Energy	1,707	197,312
Southern	6,751	328,099
WEC Energy Group	2,119	140,638
Xcel Energy	3,442	161,292
		4,547,963
TOTAL COMMON STOCK
(Cost $138,012,456)		161,733,723
TOTAL INVESTMENTS — 99.9%
(Cost $138,012,456)		$161,733,723

Percentages are based on Net Assets of $161,963,843.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

S&P — Standard & Poor's

As of July 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-003-1400

Schedule of Investments (Unaudited)	July 31, 2018

Global X China Consumer ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 54.7%
Consumer Discretionary — 36.4%
ANTA Sports Products	1,977,796	$10,081,602
Ctrip.com International ADR *	458,616	18,872,048
Dongfeng Motor Group, Cl H	5,510,746	5,526,793
GOME Electrical Appliances Holding * (A)	20,284,005	2,145,457
Great Wall Motor, Cl H	6,116,897	4,388,616
Guangzhou Automobile Group, Cl H	5,604,023	5,256,126
Huazhu Group ADR	248,852	9,956,569
JD.com ADR *	489,714	17,561,144
Li Ning *	3,348,469	3,648,383
New Oriental Education & Technology Group ADR	213,881	18,402,321
TAL Education Group ADR *	523,395	16,743,406
Vipshop Holdings ADR *	588,694	5,680,897
Yum China Holdings	487,806	17,600,041
		135,863,403
Consumer Staples — 10.8%
China Resources Beer Holdings	2,687,088	12,087,727
Hengan International Group	1,322,049	11,767,982
Tingyi Cayman Islands Holding	3,631,925	8,395,802
Want Want China Holdings	9,520,209	7,873,707
		40,125,218
Industrials — 1.6%
Air China, Cl H	3,321,128	3,055,701
China Southern Airlines, Cl H	3,916,891	2,760,290
		5,815,991
Information Technology — 5.9%
Alibaba Group Holding ADR *	111,949	20,960,211
Xunlei ADR * (A)	108,578	1,144,412
		22,104,623
TOTAL CHINA		203,909,235
HONG KONG— 45.1%
Consumer Discretionary — 30.7%
BAIC Motor, Cl H	2,374,900	1,973,245
Brilliance China Automotive Holdings	5,602,200	7,310,492
BYD, Cl H (A)	1,331,600	7,534,333
China Literature * (A)	411,200	3,440,138
China ZhengTong Auto Services Holdings	2,118,700	1,255,482
Chow Tai Fook Jewellery Group	2,052,079	2,026,674
Galaxy Entertainment Group *	2,229,300	17,911,900
Geely Automobile Holdings	6,761,800	15,424,227
Li & Fung	12,313,100	4,173,852
Melco Crown Entertainment ADR	621,376	16,068,783
Melco International Development	1,355,800	3,844,268

Schedule of Investments (Unaudited)	July 31, 2018

Global X China Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Shenzhou International Group Holdings	1,406,562	$17,252,326
Skyworth Digital Holdings	3,522,487	1,378,084
Techtronic Industries	2,664,200	14,836,666
		114,430,470
Consumer Staples — 9.7%
China Mengniu Dairy *	5,193,452	16,082,384
Health and Happiness H&H International Holdings *	356,400	2,647,856
Sun Art Retail Group	3,112,525	3,966,440
WH Group	16,992,900	13,642,567
		36,339,247
Industrials — 4.7%
MTR	3,091,200	17,332,764
TOTAL HONG KONG		168,102,481
TOTAL COMMON STOCK
(Cost $386,251,158)		372,011,716

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.840%
(Cost $1,253,105)	1,253,105	1,253,105

REPURCHASE AGREEMENTS(B) — 2.0%
BNP Paribas
1.910%, dated 07/31/2018, to be repurchased on 08/01/18, repurchase price $3,014,970 (collateralized by U.S. Treasury Obligations, ranging in par value $59,763 - $840,948, 2.500% - 2.750%, 2/15/2019 - 5/15/2024, with a total market value of $3,082,968)	$3,014,810	3,014,810
RBC Capital Markets
1.890%, dated 07/31/2018, to be repurchased on 08/01/18, repurchase price $4,354,374 (collateralized by U.S. Treasury Obligations, ranging in par value $398,970 - $855,546, 2.000% - 2.750%, 4/30/2023 - 11/15/2026, with a total market value of $4,595,887)	4,354,145	4,354,145
TOTAL REPURCHASE AGREEMENTS
(Cost $7,368,955)		7,368,955
TOTAL INVESTMENTS — 102.1%
(Cost $394,873,218)		$380,633,776

Percentages are based on Net Assets of $372,795,889.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $8,123,403.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2018, was $8,622,060.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2018.

Schedule of Investments (Unaudited)	July 31, 2018

Global X China Consumer ETF

 ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$372,011,716	$—	$—	$372,011,716
Short-Term Investment	1,253,105	—	—	1,253,105
Repurchase Agreements	—	7,368,955	—	7,368,955
Total Investments in Securities	$373,264,821	$7,368,955	$—	$380,633,776

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2018, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X China Energy ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 46.3%
Energy — 31.2%
China Coal Energy, Cl H	50,741	$21,274
China Oilfield Services, Cl H	43,886	40,267
China Petroleum & Chemical, Cl H	340,697	328,664
China Shenhua Energy, Cl H	61,530	138,787
Honghua Group *	53,400	4,151
Kunlun Energy	77,425	66,896
PetroChina, Cl H	425,463	324,770
Tianneng Power International	16,415	22,592
Yanzhou Coal Mining, Cl H	45,025	56,000
		1,003,401
Information Technology — 0.2%
JinkoSolar Holding ADR *	474	6,574
Oil & Gas — 2.2%
China Longyuan Power Group, Cl H	76,266	71,045
Utilities — 12.7%
CGN Power, Cl H	253,460	67,183
Datang International Power Generation, Cl H	71,812	20,774
ENN Energy Holdings	16,241	165,263
Huadian Fuxin Energy, Cl H	64,560	15,303
Huadian Power International, Cl H	39,401	18,477
Huaneng Power International, Cl H	104,351	78,325
Huaneng Renewables, Cl H	117,940	43,887
		409,212
TOTAL CHINA		1,490,232
HONG KONG— 53.6%
Energy — 13.6%
Agritrade Resources	58,500	12,748
Beijing Enterprises Holdings	11,863	57,673
Canvest Environmental Protection Group	23,500	12,907
China Suntien Green Energy, Cl H	41,000	13,114
CNOOC	195,985	327,676
EPI Holdings *	67,800	5,443
Sinopec Kantons Holdings	20,800	9,198
		438,759
Industrials — 0.6%
Xinjiang Goldwind Science & Technology, Cl H	14,778	18,814
Information Technology — 0.8%
GCL-Poly Energy Holdings *	295,521	25,985
Materials — 0.4%
Shougang Fushan Resources Group	52,615	12,673
Oil & Gas — 5.1%
China Gas Holdings	40,317	163,382

Schedule of Investments (Unaudited)	July 31, 2018

Global X China Energy ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — 33.1%
Beijing Gas Blue Sky Holdings *	106,900	$6,948
Beijing Jingneng Clean Energy, Cl H	48,400	10,794
China Power International Development	109,874	27,303
China Resources Gas Group	19,670	93,247
China Resources Power Holdings	45,201	87,209
CLP Holdings	29,700	339,308
Hong Kong & China Gas	162,409	331,559
Panda Green Energy Group *	105,900	5,466
Power Assets Holdings	19,590	138,678
Towngas China *	22,300	22,166
		1,062,678
TOTAL HONG KONG		1,722,291
TOTAL COMMON STOCK
(Cost $3,277,846)		3,212,523

U.S. TREASURY OBLIGATION — 9.3%
U.S. Treasury Bill
1.841%, 08/16/18(A)
(Cost $299,770)	$300,000	299,767
TOTAL INVESTMENTS — 109.2%
(Cost $3,577,616)		$3,512,290

Percentages are based on Net Assets of $3,215,722.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,212,523	$—	$—	$3,212,523
U.S. Treasury Obligation	—	299,767	—	299,767
Total Investments in Securities	$3,212,523	$299,767	$—	$3,512,290

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2018, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X China Financials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 49.2%
Financials — 49.2%
Agricultural Bank of China, Cl H	2,496,288	$1,208,833
Bank of China, Cl H	4,648,934	2,180,164
Bank of Communications, Cl H	646,871	466,576
China Citic Bank, Cl H	823,522	527,875
China Construction Bank, Cl H	5,063,326	4,587,685
China Galaxy Securities, Cl H	323,600	167,426
China Life Insurance, Cl H	640,040	1,597,011
China Merchants Bank, Cl H	359,334	1,403,514
China Minsheng Banking, Cl H	584,826	433,003
China Pacific Insurance Group, Cl H	239,812	935,148
CITIC Securities, Cl H	194,096	387,344
Country Garden Holdings	709,597	1,099,597
Guangzhou R&F Properties	80,793	145,171
Industrial & Commercial Bank of China, Cl H	6,075,237	4,498,082
Longfor Group Holdings	122,038	342,919
PICC Property & Casualty, Cl H	600,663	677,426
Ping An Insurance Group of China, Cl H	226,914	2,105,139
Qudian ADR *	22,165	171,779
TOTAL CHINA		22,934,692
HONG KONG— 50.7%
Financials — 32.5%
AIA Group	576,800	5,035,051
BOC Hong Kong Holdings	309,800	1,500,214
China Cinda Asset Management, Cl H	961,700	269,619
China Taiping Insurance Holdings	123,330	421,989
CK Hutchison Holdings	205,650	2,235,454
Haitong Securities, Cl H	273,100	275,635
Hang Seng Bank	61,540	1,675,123
Hong Kong Exchanges & Clearing	71,070	2,097,553
New China Life Insurance, Cl H	81,311	374,063
People's Insurance Group of China, Cl H	586,100	261,413
Postal Savings Bank of China, Cl H	1,093,600	733,048
Shimao Property Holdings	93,604	265,407
		15,144,569
Industrials — 0.3%
Country Garden Services Holdings *	81,718	133,504
Real Estate — 17.9%
China Evergrande Group *	175,661	484,642
China Overseas Land & Investment	412,266	1,295,038
China Resources Land	232,408	850,004
China Vanke, Cl H	110,200	351,785
CK Asset Holdings	218,150	1,669,384

Schedule of Investments (Unaudited)	July 31, 2018

Global X China Financials ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
KWG Property Holding	101,085	$114,905
New World Development	471,300	671,471
Sun Hung Kai Properties	123,000	1,927,961
Sunac China Holdings	194,600	632,370
Wharf Holdings	97,350	321,930
		8,319,490
TOTAL HONG KONG		23,597,563
TOTAL INVESTMENTS — 99.9%
(Cost $44,388,078)		$46,532,255

Percentages are based on Net Assets of $46,567,580.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — 102.4%
CHINA— 51.2%
Industrials — 39.8%
China Communications Construction, Cl H	143,243	$158,263
China COSCO Holdings, Cl H *	94,732	39,596
China Lesso Group Holdings	36,955	22,746
China Railway Construction, Cl H	71,201	85,926
China Railway Group, Cl H	145,598	126,355
China Shipping Container Lines, Cl H *	133,682	21,295
CRRC	164,653	144,360
Guangshen Railway, Cl H	53,548	27,432
Haitian International Holdings	23,826	56,171
Jiangsu Expressway, Cl H	47,119	57,284
Metallurgical Corp of China, Cl H	108,901	31,919
Shanghai Electric Group, Cl H	101,771	34,109
Sinotrans, Cl H	76,400	35,342
Weichai Power, Cl H	73,596	89,754
Yangzijiang Shipbuilding Holdings	86,673	60,167
Zhejiang Expressway, Cl H	55,240	46,883
Zhuzhou CRRC Times Electric, Cl H	20,423	122,452
		1,160,054
Information Technology — 1.6%
Hollysys Automation Technologies	1,969	45,681
Materials — 9.8%
Anhui Conch Cement, Cl H	26,577	170,189
China National Building Material, Cl H	107,237	116,295
China Shanshui Cement Group *(A) (B) (C)	243,752	—
		286,484
TOTAL CHINA		1,492,219
HONG KONG— 51.2%
Consumer Discretionary — 6.2%
Minth Group	26,100	98,451
Xinyi Glass Holdings	69,300	81,601
		180,052
Industrials — 38.3%
AviChina Industry & Technology, Cl H	76,990	47,290
Beijing Capital International Airport, Cl H	61,531	69,943
Beijing Enterprises Water Group	191,030	104,192
BYD, Cl H	18,314	103,622
China Everbright International	90,850	110,680
China High Speed Transmission Equipment Group	15,150	18,862
China Merchants Holdings International	46,731	96,712
China State Construction International Holdings	66,510	79,248
COSCO Pacific	63,330	59,479
Guangdong Investment	93,960	161,885

Schedule of Investments (Unaudited)	July 31, 2018

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lee & Man Paper Manufacturing	50,100	$48,714
Orient Overseas International (A) (C)	7,000	73,638
Seaspan, Cl A	2,136	18,327
Shanghai Industrial Holdings	16,039	37,404
Shenzhen International Holdings	33,906	62,479
Zoomlion Heavy Industry Science and Technology	54,400	21,976
		1,114,451
Information Technology — 4.2%
Sunny Optical Technology Group	7,344	121,197
Materials — 2.5%
China Resources Cement Holdings	65,121	74,190
TOTAL HONG KONG		1,489,890
TOTAL INVESTMENTS — 102.4%
(Cost $3,731,325)		$2,982,109

Percentages are based on Net Assets of $2,912,004.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2018 was $0 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2018, was $73,638 and represents 2.5% of net assets.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,908,471	$—	$73,638	$2,982,109
Total Investments in Securities	$2,908,471	$—	$73,638	$2,982,109

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2017	$37,533
Transfers out of Level 3	-
Transfers into Level 3	73,638
Net purchases	-
Net sales	(31,982)
Realized gain/(loss)	(61,468)
Change in unrealized appreciation/(depreciation)	55,917
Ending Balance as of July 31, 2018	$73,638

Schedule of Investments (Unaudited)	July 31, 2018

Global X China Industrials ETF

For the period ended July 31, 2018, the tranfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For the period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 instruments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X China Materials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 59.5%
Basic Materials — 4.3%
BBMG, Cl H	423,040	$166,582
Real Gold Mining *(A) (B) (C)	97,864	—
		166,582
Energy — 1.8%
Sinopec Yizheng Chemical Fibre, Cl H *	499,814	68,152
Industrials — 4.3%
Fosun International	91,240	166,733
Information Technology — 1.1%
Daqo New Energy ADR *	1,186	41,830
Materials — 48.0%
Aluminum Corp of China, Cl H *	316,639	144,053
Angang Steel, Cl H	199,224	211,229
China BlueChemical	324,209	120,228
China Hongqiao Group	179,600	170,053
China Molybdenum, Cl H	278,554	141,990
Dongyue Group	197,100	161,003
Jiangxi Copper, Cl H	144,991	182,921
Maanshan Iron & Steel, Cl H	324,225	173,121
Sinofert Holdings *	311,830	38,546
Sinopec Shanghai Petrochemical, Cl H	332,750	199,722
Zhaojin Mining Industry	180,684	145,751
Zijin Mining Group, Cl H	440,659	162,850
		1,851,467
TOTAL CHINA		2,294,764
HONG KONG— 40.4%
Basic Materials — 6.8%
China Lumena New Materials *(A) (B) (C)	1,950	—
Citic Pacific	139,740	197,310
West China Cement *	377,060	66,310
		263,620
Information Technology — 9.0%
Kingboard Holdings	49,200	171,479
Kingboard Laminates Holdings	145,000	173,324
		344,803
Materials — 24.6%
China Metal Resources Utilization *	154,800	95,478
China Oriental Group	195,000	168,978
China Sanjiang Fine Chemicals	128,700	39,526
China Silver Group *	201,500	29,530
CPMC Holdings	83,500	37,349
E-Commodities Holdings	284,800	18,510
Fufeng Group	277,854	128,178

Schedule of Investments (Unaudited)	July 31, 2018

Global X China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Hengxing Gold Holding	41,900	$36,843
IRC *	677,300	11,825
MMG *	306,000	186,786
Mobile Internet China Holding *	84,300	3,438
Nine Dragons Paper Holdings	129,070	159,545
Xiwang Special Steel	145,700	33,235
		949,221
TOTAL HONG KONG		1,557,644
TOTAL INVESTMENTS — 99.9%
(Cost $4,259,382)		$3,852,408

Percentages are based on Net Assets of $3,856,873.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2018 was $0 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2018, was $0 and represents 0.0% of net assets.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock	$3,852,408	$—	$—	(1)	$3,852,408
Total Investments in Securities	$3,852,408	$—	$—		$3,852,408

(1) Amounts designated as “—“ are $0 or have been rounded to $0.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2017	$194,512
Transfers out of Level 3	-
Transfers into Level 3	-
Net purchases	-
Net sales	(194,258)
Realized gain/(loss)	55,791
Change in unrealized appreciation/(depreciation)	(56,045)
Ending Balance as of July 31, 2018	$-

Schedule of Investments (Unaudited)	July 31, 2018

Global X China Materials ETF

Net change in unrealized appreciation (depreciation) from investment (Level 3) still held as of July 31, 2018 is $0.

For the period ended July 31, 2018 , there have been no transfers between Level 1 and Level 2 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — 99.6%
CHINA— 64.1%
Consumer Discretionary — 0.3%
500.com ADR, Cl A *	7,537	$105,518
Information Technology — 62.0%
21Vianet Group ADR *	19,355	182,711
Autohome ADR *	17,804	1,722,537
Baidu ADR *	10,874	2,687,835
Baozun ADR *	16,894	977,318
Cheetah Mobile ADR *	15,092	128,584
Coolpad Group *(A) (B) (C)	777,435	24,966
GDS Holdings ADR *	11,822	258,074
Gridsum Holding ADR *	4,440	28,860
Kingdee International Software Group	855,389	947,265
Kingsoft	385,700	933,881
Lenovo Group	2,483,873	1,376,914
Link Motion ADR *	32,206	33,172
Momo ADR *	49,895	2,046,693
NetEase ADR	11,554	2,980,932
O-Net Technologies Group *	155,500	93,532
Shanghai Baosight Software, Cl B	89,810	167,316
SINA *	14,498	1,166,799
Sogou ADR *	34,681	319,412
Sohu.com ADR *	9,217	232,269
Travelsky Technology, Cl H	305,295	865,641
Weibo ADR *	12,917	1,068,882
YY ADR *	11,297	1,053,219
		19,296,812
Telecommunication Services — 1.8%
China Communications Services, Cl H	874,353	553,772
TOTAL CHINA		19,956,102
HONG KONG— 35.5%
Health Care — 3.9%
Alibaba Health Information Technology *	1,190,609	1,219,869
Information Technology — 30.4%
ASM Pacific Technology	99,533	1,198,001
BYD Electronic International	248,781	290,403
China Goldjoy Group	4,277,500	261,649
Chinasoft International *	794,456	620,609
Comba Telecom Systems Holdings *	546,000	75,842
Digital China Holdings *	302,548	157,305
FIH Mobile *	1,177,309	178,536
Green Leader Holdings Group *	2,051,300	31,108
Hua Hong Semiconductor	153,700	539,614
Legend Holdings, Cl H	184,700	550,771

Schedule of Investments (Unaudited)	July 31, 2018

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Meitu *	849,500	$654,948
Nanfang Communication Holdings	105,100	62,815
National Agricultural Holdings *(A) (B) (C)	204,200	6,193
PAX Global Technology	262,980	126,343
Semiconductor Manufacturing International *	1,006,821	1,216,322
SUNeVision Holdings	236,800	168,989
Tencent Holdings	51,845	2,346,755
Tian Ge Interactive Holdings	223,200	155,017
VTech Holdings	51,880	580,474
Yangtze Optical Fibre and Cable Joint Stock, Cl H *	67,800	261,362
		9,483,056
Telecommunication Services — 1.2%
HKBN	233,670	362,097
TOTAL HONG KONG		11,065,022
TOTAL INVESTMENTS — 99.6%
(Cost $27,967,579)		$31,021,124

Percentages are based on Net Assets of $31,131,384.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2018 was $31,159 and represented 0.1% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2018, was $31,159 and represents 0.1% of net assets.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock	$30,989,965	$—	$31,159	(1)	$31,021,124
Total Investments in Securities	$30,989,965	$—	$31,159		$31,021,124

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets.

Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2018 , there have been no transfers between Level 1 and Level 2 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.7%
INDONESIA— 17.6%
Consumer Discretionary — 2.6%
Astra International	1,042,381	$516,853
Consumer Staples — 2.2%
Gudang Garam	23,300	121,428
Hanjaya Mandala Sampoerna	442,700	117,890
Unilever Indonesia	58,376	175,087
		414,405
Financials — 10.0%
Bank Central Asia	496,796	801,867
Bank Mandiri	946,780	436,622
Bank Negara Indonesia Persero	381,900	195,982
Bank Rakyat Indonesia Persero	2,724,900	580,128
		2,014,599
Telecommunication Services — 3.0%
Telekomunikasi Indonesia Persero	2,436,700	603,261
TOTAL INDONESIA		3,549,118
MALAYSIA— 20.8%
Consumer Staples — 1.2%
Sime Darby Plantation	181,196	234,017
Financials — 9.9%
CIMB Group Holdings	339,075	487,134
Malayan Banking	234,931	566,955
Public Bank	158,399	937,535
		1,991,624
Health Care — 1.0%
IHH Healthcare	141,580	205,840
Materials — 1.6%
Petronas Chemicals Group	144,824	318,150
Telecommunication Services — 3.2%
Axiata Group	228,188	246,432
DiGi.com	188,200	210,654
Maxis	139,106	198,136
		655,222
Utilities — 3.9%
Tenaga Nasional	203,345	784,366
TOTAL MALAYSIA		4,189,219
PHILIPPINES— 5.2%
Industrials — 2.2%
SM Investments	24,680	441,503
Real Estate — 3.0%
Ayala Land	356,260	274,046

Schedule of Investments (Unaudited)	July 31, 2018

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SM Prime Holdings	461,600	$328,131
		602,177
TOTAL PHILIPPINES		1,043,680
SINGAPORE— 31.2%
Consumer Discretionary — 0.6%
Jardine Cycle & Carriage	5,018	123,930
Consumer Staples — 1.1%
Wilmar International	99,951	229,815
Financials — 22.6%
DBS Group Holdings	92,793	1,823,413
Oversea-Chinese Banking	168,266	1,430,131
United Overseas Bank	65,847	1,306,976
		4,560,520
Industrials — 0.9%
Singapore Airlines	26,043	188,631
Real Estate — 1.5%
CapitaLand	128,718	305,413
Telecommunication Services — 4.5%
Singapore Telecommunications	382,804	902,667
TOTAL SINGAPORE		6,310,976
THAILAND— 24.9%
Consumer Staples — 3.0%
CP ALL NVDR	268,773	605,891
Energy — 7.1%
PTT NVDR	736,440	1,134,432
PTT Exploration & Production NVDR	71,210	296,441
		1,430,873
Financials — 6.7%
Bangkok Bank	6,400	39,627
Bangkok Bank NVDR	17,611	109,043
Kasikornbank NVDR	103,708	676,424
Siam Commercial Bank NVDR	124,031	521,922
		1,347,016
Industrials — 2.2%
Airports of Thailand NVDR	219,600	437,286
Materials — 4.2%
PTT Global Chemical NVDR	104,100	255,791
Siam Cement NVDR	43,326	583,410
		839,201
Telecommunication Services — 1.7%
Advanced Info Service NVDR	57,661	350,091

Schedule of Investments (Unaudited)	July 31, 2018

Global X FTSE Southeast Asia ETF

Value
COMMON STOCK — continued
TOTAL THAILAND	$5,010,358
TOTAL INVESTMENTS — 99.7%
(Cost $19,715,544)	$20,103,351

Percentages are based on Net Assets of $20,158,503.

NVDR  — Non-Voting Depositary Receipt

As of July 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 87.4%
CHILE— 3.7%
Energy — 2.0%
Empresas COPEC	135,600	$2,169,235
Utilities — 1.7%
Enersis	10,049,199	1,768,755
TOTAL CHILE		3,937,990
COLOMBIA— 83.7%
Consumer Staples — 8.5%
Almacenes Exito	732,816	4,119,017
Grupo Nutresa	533,262	4,972,226
		9,091,243
Energy — 16.1%
Canacol Energy *	746,574	2,442,708
Ecopetrol ADR	692,528	14,799,323
		17,242,031
Financials — 37.8%
Banco de Bogota	140,368	3,327,908
BanColombia	621,379	7,196,066
BanColombia ADR	323,443	14,849,268
Financiera Colombiana *	372,274	3,061,412
Grupo Aval Acciones y Valores ADR	506,478	3,965,723
Grupo de Inversiones Suramericana	644,828	8,056,821
		40,457,198
Materials — 8.9%
Cementos Argos	1,202,181	3,827,986
Cemex Latam Holdings *	864,817	2,185,041
Grupo Argos	528,518	3,548,740
		9,561,767
Utilities — 12.4%
Celsia ESP	2,348,288	3,649,306
Grupo Energia Bogota ESP	6,751,606	4,696,948
Interconexion Electrica	998,050	4,905,161
		13,251,415
TOTAL COLOMBIA		89,603,654
TOTAL COMMON STOCK
(Cost $85,975,101)		93,541,644

PREFERRED STOCK (A) — 12.3%
COLOMBIA— 12.3%
Financials — 8.3%
Banco Davivienda	403,390	4,984,321
Grupo Aval Acciones y Valores	1,431,941	567,470
Grupo de Inversiones Suramericana	274,317	3,302,136
		8,853,927

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI Colombia ETF

	Shares	Value
PREFERRED STOCK — continued
Industrials — 1.6%
Avianca Holdings	2,092,031	$1,737,769
Materials — 2.4%
Cementos Argos GDR	411,493	1,139,371
Grupo Argos	242,201	1,458,605
		2,597,976
TOTAL PREFERRED STOCK
(Cost $12,559,779)		13,189,672

RIGHT — 0.0%

	Number Of Rights
Colombia — 0.0%
Financiera Colombiana *	66,612	—

TOTAL RIGHT (Cost $–)		—

TOTAL INVESTMENTS — 99.7%
(Cost $98,534,880)		$106,731,316

Percentages are based on Net Assets of $107,012,892.

*	Non-income producing security.
(A)	There’s currently no stated rate.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock	$93,541,644	$—	$—		$93,541,644
Preferred Stock	13,189,672	—	—		13,189,672
Right	—	—	—	(1)	—
Total Investments in Securities	$106,731,316	$—	$—		$106,731,316

(1) Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 98.2%
ARGENTINA— 64.2%
Consumer Goods — 4.2%
Adecoagro *	407,867	$3,426,083
Cresud SACIF y A ADR	152,926	2,595,154
		6,021,237
Energy — 3.9%
YPF ADR	332,524	5,519,898
Financials — 16.4%
Banco Macro ADR	82,355	5,625,670
BBVA Banco Frances ADR	257,890	3,515,041
Grupo Financiero Galicia ADR	251,622	8,965,292
Grupo Supervielle ADR	214,989	2,904,501
IRSA Inversiones y Representaciones ADR	117,057	2,184,284
		23,194,788
Industrials — 1.4%
Loma Negra Cia Industrial Argentina ADR *	171,283	1,925,221
Information Technology — 25.7%
MercadoLibre *	106,078	36,375,207
Oil & Gas — 3.2%
Transportadora de Gas del Sur ADR	273,066	4,502,858
Telecommunications — 4.0%
Telecom Argentina ADR	285,027	5,720,492
Utilities — 5.4%
Central Puerto ADR	213,292	2,431,529
Empresa Distribuidora Y Comercializadora Norte ADR *	3,766	130,077
Pampa Energia ADR *	120,739	5,089,149
		7,650,755
TOTAL ARGENTINA		90,910,456
CANADA— 3.5%
Basic Materials — 1.7%
Pan American Silver	146,702	2,411,231
Materials — 1.8%
SSR Mining *	250,942	2,605,788
TOTAL CANADA		5,017,019
CHILE— 3.7%
Consumer Goods — 1.9%
Cia Cervecerias Unidas	195,098	2,644,608
Consumer Staples — 1.8%
Cencosud	948,050	2,588,858
TOTAL CHILE		5,233,466

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
LUXEMBOURG— 15.7%
Energy — 15.7%
Tenaris	1,215,476	$22,228,594
SPAIN— 1.7%
Industrials — 1.7%
Prosegur Cia de Seguridad	365,320	2,432,161
UNITED KINGDOM— 0.8%
Oil & Gas — 0.8%
Phoenix Global Resources *	3,619,285	1,077,705
UNITED STATES— 6.2%
Consumer Services — 1.7%
America Airports *	98,361	1,095,741
Despegar.com *	60,880	1,279,698
		2,375,439
Technology — 4.5%
Globant *	115,446	6,400,326
TOTAL UNITED STATES		8,775,765
URUGUAY— 2.4%
Consumer Services — 2.4%
Arcos Dorados Holdings, Cl A	489,689	3,427,823
TOTAL COMMON STOCK
(Cost $149,399,445)		139,102,989

PREFERRED STOCK — 1.7%
CHILE— 1.7%
Consumer Goods — 1.7%
Embotelladora Andina (A)
(Cost $2,694,660)	575,704	2,390,837
TOTAL INVESTMENTS — 99.9%
(Cost $152,094,105)		$141,493,826

Percentages are based on Net Assets of $141,602,448.

*	Non-income producing security.
(A)	There’s currently no stated rate.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.8%
GREECE— 95.4%
Basic Materials — 1.6%
Mytilineos Holdings ADR	626,200	$6,301,137
Consumer Discretionary — 11.0%
FF Group *(A) (B) (C)	452,712	1,906,914
JUMBO	787,583	12,624,771
OPAP	2,566,498	28,663,122
		43,194,807
Consumer Goods — 1.4%
JUMBO ADR	340,000	5,450,132
Consumer Services — 2.3%
FF Group ADR *	200,300	1,227,839
OPAP ADR	1,404,900	7,774,717
		9,002,556
Consumer Staples — 1.4%
Sarantis	680,785	5,575,896
Energy — 19.2%
Aegean Marine Petroleum Network (D)	947,080	1,430,091
Capital Product Partners (E)	2,184,620	6,772,322
Dorian LPG *	495,060	4,208,010
GasLog	806,832	13,595,119
Hellenic Petroleum	1,174,106	9,822,453
Motor Oil Hellas Corinth Refineries	441,944	9,390,521
National Bank of Greece * (D)	77,933,243	25,368,016
Tsakos Energy Navigation (D)	1,326,929	4,644,252
		75,230,784
Financials — 23.4%
Alpha Bank AE * (D)	20,668,539	45,150,308
Eurobank Ergasias *	24,041,864	24,895,338
Hellenic Exchanges - Athens Stock Exchange	1,180,566	6,478,429
Piraeus Bank * (D)	4,790,898	15,135,170
		91,659,245
Industrials — 12.3%
Aegean Airlines	688,250	6,555,069
Ellaktor *	2,776,075	5,651,804
GEK Terna Holding Real Estate Construction *	1,235,846	7,793,988
Mytilineos Holdings	998,206	10,044,429
Titan Cement	517,267	12,558,550
Titan Cement ADR	439,800	5,338,864
		47,942,704
Oil & Gas — 2.1%
Motor Oil Hellas Corinth Refineries ADR	768,300	8,162,496

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI Greece ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.8%
Real Estate — 3.2%
Grivalia Properties ‡	817,914	$8,201,534
LAMDA Development *	583,382	4,218,404
		12,419,938
Telecommunication Services — 12.1%
Hellenic Telecommunications Organization	3,632,829	47,181,806
Utilities — 5.5%
Athens Water Supply & Sewage	831,794	5,635,091
Holding ADMIE IPTO *	2,370,098	4,719,896
Public Power * (D)	2,444,470	5,076,796
Terna Energy	895,966	5,891,616
		21,323,399
TOTAL GREECE		373,444,900
MONACO— 4.4%
Energy — 4.4%
GasLog Partners (D) (E)	689,695	17,345,829
TOTAL COMMON STOCK
(Cost $402,451,175)		390,790,729

SHORT-TERM INVESTMENT(F)(G) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.840%
(Cost $1,696,470)	1,696,470	1,696,470

REPURCHASE AGREEMENTS(F) — 2.5%
BNP Paribas
1.910%, dated 07/31/2018, to be repurchased on 08/01/18, repurchase price $4,081,705 (collateralized by U.S. Treasury Obligations, ranging in par value $80,908 - $1,138,486, 2.500% - 2.750%, 2/15/2019 - 5/15/2024, with a total market value of $4,173,762)	$4,081,488	4,081,488
RBC Capital Markets
1.890%, dated 07/31/2018, to be repurchased on 08/01/18, repurchase price $5,895,007 (collateralized by U.S. Treasury Obligations, ranging in par value $540,131 - $1,158,249, 2.000% - 2.750%, 4/30/2023 - 11/15/2026, with a total market value of $6,221,971)	5,894,697	5,894,697
TOTAL REPURCHASE AGREEMENTS
(Cost $9,976,185)		9,976,185
TOTAL INVESTMENTS — 102.7%
(Cost $414,123,830)		$402,463,384

Percentages are based on Net Assets of $391,729,599.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2018 was $1,906,914 and represented 0.5% of Net Assets.

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI Greece ETF

(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2018, was $1,906,914 and represents 0.5% of net assets.
(D)	This security or a partial position of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $11,274,809.
(E)	Security considered Master Limited Partnership. At July 31, 2018, these securities amounted to $24,118,151 or 6.2% of net assets.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2018, was $11,672,655.
(G)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2018.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$388,883,815	$—	$1,906,914	$390,790,729
Short-Term Investment	1,696,470	—	—	1,696,470
Repurchase Agreements	—	9,976,185	—	9,976,185
Total Investments in Securities	$390,580,285	$9,976,185	$1,906,914	$402,463,384

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2017	$-
Transfers out of Level 3	-
Transfers into Level 3	1,906,914
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Ending Balance as of July 31, 2018	$1,906,914

For the period ended July 31, 2018, the tranfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.9%
NORWAY— 99.9%
Consumer Discretionary — 3.4%
Europris	186,500	$485,290
Gaming Innovation Group *	419,400	211,057
Kongsberg Automotive Holding *	688,393	802,687
Schibsted, Cl B	121,746	3,959,924
XXL	139,554	856,443
		6,315,401
Consumer Staples — 16.0%
Austevoll Seafood	132,028	1,925,169
Bakkafrost P	54,335	3,344,544
Grieg Seafood	57,200	679,958
Leroy Seafood Group	396,400	3,121,650
Marine Harvest	446,417	9,772,375
Norway Royal Salmon	15,316	389,136
Orkla	871,924	7,384,380
Salmar	67,233	3,434,558
		30,051,770
Energy — 33.7%
Akastor *	300,485	623,298
Aker BP	136,302	4,878,385
Aker Solutions *	221,566	1,517,482
Borr Drilling *	475,400	2,252,334
BW LPG *	124,650	565,930
BW Offshore *	110,498	601,498
DNO International *	925,324	1,961,996
Equinor	1,348,616	35,853,623
FLEX LNG *	172,600	259,516
Frontline *	124,364	633,474
Hoegh LNG Holdings	76,388	451,917
Kvaerner *	110,400	198,921
Northern Drilling *	41,330	369,303
Ocean Yield	93,087	764,366
Odfjell Drilling *	110,000	423,269
Petroleum Geo-Services *	419,890	2,052,732
Subsea 7 *	330,164	4,792,004
TGS Nopec Geophysical	130,270	4,972,687
		63,172,735
Financials — 20.8%
Axactor *	143,820	406,713
B2Holding	224,315	480,716
DnB	1,112,422	22,467,448
Gjensidige Forsikring	255,668	4,107,734
Norwegian Finance Holding *	132,800	1,621,838
Protector Forsikring * (A)	96,209	726,235

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sbanken	88,105	$854,307
Sparebank 1 Nord Norge	152,039	1,156,999
Sparebank 1 Oestlandet	36,887	391,177
SpareBank 1 SMN	175,400	1,836,390
Storebrand	589,838	5,030,126
		39,079,683
Health Care — 1.4%
Aker, Cl A	30,414	2,377,931
Nordic Nanovector * (A)	46,700	365,699
		2,743,630
Industrials — 2.2%
Golden Ocean Group	133,860	1,235,535
Norwegian Air Shuttle * (A)	50,804	1,487,211
Stolt-Nielsen	42,820	733,700
Wallenius Wilhelmsen Logistics, Cl B *	124,527	609,085
		4,065,531
Information Technology — 2.2%
Atea	114,931	1,644,834
Evry	172,183	683,677
Nordic Semiconductor *	185,804	1,119,755
Otello *	173,520	413,178
REC Silicon * (A)	3,351,494	335,672
		4,197,116
Materials — 9.3%
Borregaard	144,897	1,376,533
Norsk Hydro	1,338,290	7,638,173
Yara International	189,953	8,391,011
		17,405,717
Real Estate — 1.6%
Entra	135,862	1,984,409
Norwegian Property	332,290	469,031
Selvaag Bolig	99,558	543,168
		2,996,608
Telecommunication Services — 8.8%
Telenor	845,446	16,551,328
Utilities — 0.5%
Scatec Solar	126,310	973,607
TOTAL COMMON STOCK
(Cost $175,077,687)		187,553,126

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.840%
(Cost $187,522)	187,522	187,522

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI Norway ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 0.6%
BNP Paribas
1.910%, dated 07/31/2018, to be repurchased on 08/01/18, repurchase price $451,178 (collateralized by U.S. Treasury Obligations, ranging in par value $8,943 - $125,844, 2.500% - 2.750%, 2/15/2019 - 5/15/2024, with a total market value of $461,354)	$451,154	$451,154
RBC Capital Markets
1.890%, dated 07/31/2018, to be repurchased on 08/01/18, repurchase price $651,614 (collateralized by U.S. Treasury Obligations, ranging in par value $59,704 - $128,029, 2.000% - 2.750%, 4/30/2023 - 11/15/2026, with a total market value of $687,756)	651,580	651,580
TOTAL REPURCHASE AGREEMENTS
(Cost $1,102,734)		1,102,734
TOTAL INVESTMENTS — 100.6%
(Cost $176,367,943)		$188,843,382

Percentages are based on Net Assets of $187,625,052.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $773,653.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2018, was $1,290,256.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2018.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$187,553,126	$—	$—	$187,553,126
Short-Term Investment	187,522	—	—	187,522
Repurchase Agreements	—	1,102,734	—	1,102,734
Total Investments in Securities	$187,740,648	$1,102,734	$—	$188,843,382

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of July 31, 2018, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 100.0%
DENMARK— 28.6%
Consumer Staples — 2.1%
Carlsberg, Cl B	5,789	$698,435
Financials — 3.1%
Danske Bank	35,844	1,042,852
Health Care — 16.5%
Coloplast, Cl B	7,294	796,157
Novo Nordisk, Cl B	93,679	4,680,824
		5,476,981
Industrials — 3.6%
A P Moller - Maersk, Cl B	357	513,697
Vestas Wind Systems	10,591	683,805
		1,197,502
Materials — 1.8%
Novozymes, Cl B	11,334	597,206
Utilities — 1.5%
Orsted	8,217	507,170
TOTAL DENMARK		9,520,146
FINLAND— 14.5%
Financials — 4.1%
Sampo, Cl A	27,018	1,373,882
Industrials — 3.5%
Kone, Cl B	21,457	1,174,705
Information Technology — 5.1%
Nokia	308,235	1,675,590
Utilities — 1.8%
Fortum	23,751	596,929
TOTAL FINLAND		4,821,106
NORWAY— 10.2%
Energy — 4.4%
Equinor	54,261	1,442,556
Financials — 3.6%
DnB	59,294	1,197,553
Telecommunication Services — 2.2%
Telenor	37,449	733,140
TOTAL NORWAY		3,373,249
SWEDEN— 46.7%
Consumer Discretionary — 2.3%
Hennes & Mauritz, Cl B (A)	48,263	751,419
Consumer Staples — 2.5%
Essity, Cl B	33,437	836,824

Schedule of Investments (Unaudited)	July 31, 2018

Global X FTSE Nordic Region ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Financials — 18.4%
Investor, Cl B	24,986	$1,090,261
Nordea Bank	175,070	1,863,365
Skandinaviska Enskilda Banken, Cl A	79,089	846,828
Svenska Handelsbanken, Cl A	80,288	992,800
Swedbank, Cl A	55,104	1,305,706
		6,098,960
Industrials — 11.6%
Assa Abloy, Cl B	50,529	1,002,638
Atlas Copco, Cl A	34,619	992,092
Epiroc, Cl A *	34,570	414,216
Volvo, Cl B	82,370	1,445,088
		3,854,034
Information Technology — 6.4%
Hexagon, Cl B	13,759	839,644
Telefonaktiebolaget LM Ericsson, Cl B	163,574	1,282,298
		2,121,942
Materials — 3.3%
Sandvik	59,326	1,086,045
Telecommunication Services — 2.2%
Telia	149,688	720,624
TOTAL SWEDEN		15,469,848
TOTAL COMMON STOCK
(Cost $32,811,413)		33,184,349

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.840%
(Cost $70,367)	70,367	70,367

REPURCHASE AGREEMENTS(B) — 1.2%
BNP Paribas
1.910%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $169,302 (collateralized by U.S. Treasury Obligations, ranging in par value $3,356 - $47,222, 2.500% - 2.750%, 2/15/2019 - 5/15/2024, with a total market value of $173,120)	$169,293	169,293
RBC Capital Markets
1.890%, dated 07/31/18, to be repurchased on 08/01/18, repurchase price $244,514 (collateralized by U.S. Treasury Obligations, ranging in par value $22,404 - $48,042, 2.000% - 2.750%, 4/30/2023 - 11/15/2026, with a total market value of $258,076)	244,501	244,501
TOTAL REPURCHASE AGREEMENTS
(Cost $413,794)		413,794
TOTAL INVESTMENTS — 101.4%
(Cost $33,295,574)		$33,668,510

Percentages are based on Net Assets of $33,195,481.

Schedule of Investments (Unaudited)	July 31, 2018

Global X FTSE Nordic Region ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $450,839.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2018, was $484,161.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2018.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$33,184,349	$—	$—	$33,184,349
Short-Term Investment	70,367	—	—	70,367
Repurchase Agreements	—	413,794	—	413,794
Total Investments in Securities	$33,254,716	$413,794	$—	$33,668,510

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of July 31, 2018, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI Nigeria ETF

	Shares/Face Amount	Value
COMMON STOCK — 100.1%
NIGERIA— 100.1%
Consumer Staples — 36.3%
Dangote Sugar Refinery	32,389,444	$1,512,104
Flour Mills of Nigeria	20,770,251	1,646,702
Guinness Nigeria	8,094,714	2,146,664
Nestle Nigeria	1,264,796	5,590,259
Nigerian Breweries	18,124,636	5,257,146
Unilever Nigeria	16,816,176	2,441,133
		18,594,008
Energy — 2.0%
Oando *	63,904,005	1,015,050
Financials — 52.6%
Access Bank	86,829,916	2,398,617
Diamond Bank *	207,786,075	723,233
Ecobank Transnational *	44,236,719	2,511,228
FBN Holdings	86,403,331	2,410,701
Fidelity Bank	184,649,520	1,015,062
First City Monument Bank	145,522,343	803,991
Guaranty Trust Bank	69,704,974	7,711,835
Stanbic IBTC Holdings	19,155,371	2,632,541
United Bank for Africa	82,256,832	2,170,035
Zenith Bank	71,399,596	4,536,438
		26,913,681
Materials — 7.4%
Dangote Cement	3,791,492	2,450,854
Lafarge Africa	17,365,547	1,319,206
		3,770,060
Utilities — 1.8%
Transnational Corp of Nigeria	270,956,254	898,197
TOTAL COMMON STOCK
(Cost $44,893,180)		51,190,996

U.S. TREASURY OBLIGATION — 3.9%
U.S. Treasury Bill
1.841%, 08/16/18(A)
(Cost $1,998,467)	$2,000,000	1,998,447
TOTAL INVESTMENTS — 104.0%
(Cost $46,891,647)		$53,189,443

Percentages are based on Net Assets of $51,166,385.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI Nigeria ETF

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$51,190,996	$—	$—	$51,190,996
U.S. Treasury Obligation	—	1,998,447	—	1,998,447
Total Investments in Securities	$51,190,996	$1,998,447	$—	$53,189,443

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2018, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA— 3.4%
Energy — 1.3%
Tenaris ADR	1,999	$73,443
YPF ADR	8,606	142,860
		216,303
Financials — 0.4%
Banco Macro ADR	1,072	73,228
Information Technology — 1.7%
MercadoLibre *	820	281,186
TOTAL ARGENTINA		570,717
AUSTRALIA— 2.7%
Energy — 2.1%
Oil Search	30,947	206,594
Santos *	25,550	121,181
Woodside Petroleum	1,140	30,628
		358,403
Materials — 0.6%
St. Barbara	32,040	98,132
TOTAL AUSTRALIA		456,535
CANADA— 2.3%
Materials — 2.3%
B2Gold *	36,650	91,203
Barrick Gold	3,952	44,223
Endeavour Mining *	3,866	70,669
First Quantum Minerals	10,896	169,800
Lucara Diamond	7,078	12,177
TOTAL CANADA		388,072
CHILE— 4.2%
Consumer Discretionary — 1.0%
SACI Falabella	18,830	174,548
Consumer Staples — 0.5%
Cencosud	12,130	33,124
Cia Cervecerias Unidas ADR	2,120	57,728
		90,852
Energy — 0.2%
Empresas COPEC	2,400	38,393
Financials — 0.5%
Banco de Chile	259,880	40,319
Banco Santander Chile	532,250	43,733
		84,052
Industrials — 0.7%
Latam Airlines Group	10,070	114,301

Schedule of Investments (Unaudited)	July 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.3%
Empresas CMPC	12,000	$48,396
Utilities — 1.0%
Enersis	589,163	103,698
Enersis Chile	553,262	58,587
		162,285
TOTAL CHILE		712,827
COLOMBIA— 0.9%
Consumer Staples — 0.1%
Almacenes Exito	1,650	9,274
Energy — 0.6%
Ecopetrol	87,828	93,322
Financials — 0.1%
Grupo de Inversiones Suramericana	1,351	16,880
Materials — 0.1%
Cementos Argos	5,346	17,023
TOTAL COLOMBIA		136,499
CZECH REPUBLIC— 1.4%
Consumer Staples — 0.1%
Philip Morris CR	25	17,264
Financials — 0.2%
Komercni Banka	755	32,785
Utilities — 1.1%
CEZ	7,011	184,047
TOTAL CZECH REPUBLIC		234,096
EGYPT— 0.3%
Financials — 0.2%
Commercial International Bank Egypt SAE	7,975	37,447
Industrials — 0.1%
ElSewedy Electric	2,260	23,561
Telecommunication Services — 0.0%
Global Telecom Holding SAE *	34,503	7,987
TOTAL EGYPT		68,995
HONG KONG— 0.6%
Consumer Discretionary — 0.6%
NagaCorp	92,733	104,230
HUNGARY— 1.5%
Energy — 0.2%
MOL Hungarian Oil & Gas	3,620	35,554
Financials — 1.1%
OTP Bank Nyrt	4,970	187,129

Schedule of Investments (Unaudited)	July 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.2%
Richter Gedeon Nyrt	2,046	$37,025
TOTAL HUNGARY		259,708
INDONESIA— 9.4%
Consumer Discretionary — 1.0%
Astra International	332,167	164,701
Consumer Staples — 0.9%
Gudang Garam	10,954	57,087
Hanjaya Mandala Sampoerna	100,600	26,789
Indofood CBP Sukses Makmur TBK	58,800	35,578
Unilever Indonesia	13,299	39,888
		159,342
Energy — 0.9%
Adaro Energy	737,560	97,438
United Tractors	22,450	54,879
		152,317
Financials — 4.2%
Bank Central Asia	193,758	312,741
Bank Mandiri	527,636	243,327
Bank Rakyat Indonesia Persero	731,570	155,750
		711,818
Health Care — 0.2%
Kalbe Farma	309,900	27,831
Materials — 0.7%
Chandra Asri Petrochemical	64,300	22,295
Indah Kiat Pulp & Paper	74,730	99,502
		121,797
Telecommunication Services — 1.5%
Telekomunikasi Indonesia Persero	1,020,135	252,558
TOTAL INDONESIA		1,590,364
JAPAN— 0.8%
Energy — 0.5%
Inpex	7,700	84,642
Industrials — 0.3%
Namura Shipbuilding	10,040	47,267
TOTAL JAPAN		131,909
KENYA— 0.4%
Telecommunication Services — 0.4%
Safaricom	249,900	69,659
KUWAIT— 1.0%
Financials — 1.0%
Kuwait Finance House	60,521	116,544

Schedule of Investments (Unaudited)	July 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
National Bank of Kuwait SAK	18,944	$50,684
TOTAL KUWAIT		167,228
MALAYSIA— 9.7%
Consumer Discretionary — 0.4%
Genting	12,000	25,830
Genting Malaysia	28,000	34,854
		60,684
Consumer Staples — 1.2%
IOI	23,100	26,254
Kuala Lumpur Kepong	3,980	24,242
Nestle Malaysia	900	32,679
PPB Group	7,200	29,225
Sime Darby Plantation	64,289	83,030
		195,430
Energy — 0.7%
Dialog Group	122,230	99,829
Petronas Dagangan	3,000	19,911
		119,740
Financials — 2.6%
CIMB Group Holdings	46,490	66,790
Malayan Banking	71,196	171,816
Public Bank	35,010	207,218
		445,824
Health Care — 0.4%
Hartalega Holdings	16,810	25,432
IHH Healthcare	26,272	38,196
		63,628
Industrials — 0.2%
MISC	19,000	31,223
Materials — 0.3%
Petronas Chemicals Group	22,290	48,967
Oil & Gas — 0.1%
Petronas Gas	4,089	18,851
Telecommunication Services — 2.2%
Axiata Group	87,967	95,000
DiGi.com	134,102	150,102
Maxis	91,576	130,436
		375,538
Utilities — 1.6%
Tenaga Nasional	70,383	271,490
TOTAL MALAYSIA		1,631,375

Schedule of Investments (Unaudited)	July 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
MEXICO— 8.5%
Consumer Discretionary — 0.4%
Grupo Televisa	15,911	$63,264
Consumer Services — 1.4%
Wal-Mart de Mexico	82,030	239,289
Consumer Staples — 1.1%
Arca Continental	6,038	40,035
Becle	18,300	25,470
Fomento Economico Mexicano	4,580	44,880
Gruma, Cl B	4,160	53,784
Grupo Bimbo, Ser A	11,260	23,933
		188,102
Financials — 1.2%
Grupo Elektra	760	27,968
Grupo Financiero Banorte, Cl O	16,144	112,443
Grupo Financiero Inbursa, Cl O	35,500	58,409
		198,820
Industrials — 0.6%
Alfa, Cl A	69,770	94,827
Materials — 2.6%
Cemex, Cl Preference *	91,979	68,470
Grupo Mexico, Cl B	60,978	191,506
Industrias Penoles	1,304	22,085
Mexichem	42,560	148,831
		430,892
Telecommunication Services — 0.9%
America Movil	186,037	159,227
Utilities — 0.3%
Infraestructura Energetica Nova	10,140	49,485
TOTAL MEXICO		1,423,906
NIGERIA— 0.3%
Financials — 0.3%
Guaranty Trust Bank	500,010	55,319
OMAN— 0.2%
Telecommunication Services — 0.2%
Oman Telecommunications SAOG	15,460	27,467
PAKISTAN— 0.6%
Energy — 0.5%
Oil & Gas Development	13,200	16,122
Pakistan Petroleum	38,600	66,613
		82,735

Schedule of Investments (Unaudited)	July 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.1%
United Bank	10,200	$14,446
TOTAL PAKISTAN		97,181
PANAMA— 1.2%
Industrials — 1.2%
Copa Holdings, Cl A	2,156	209,865
PERU— 1.1%
Financials — 1.0%
Credicorp	738	168,832
Materials — 0.1%
Hochschild Mining	9,000	20,601
TOTAL PERU		189,433
PHILIPPINES— 3.8%
Consumer Discretionary — 0.2%
Jollibee Foods	5,600	28,472
Consumer Staples — 0.2%
Universal Robina	12,537	30,218
Financials — 0.4%
Ayala	2,300	43,267
GT Capital Holdings	1,335	24,387
		67,654
Industrials — 1.7%
Aboitiz Equity Ventures	10,300	11,123
International Container Terminal Services	11,800	19,776
JG Summit Holdings	23,249	24,517
SM Investments	13,066	233,739
		289,155
Information Technology — 0.4%
PLDT	2,904	73,113
Real Estate — 0.6%
Ayala Land	46,600	35,846
SM Prime Holdings	92,327	65,631
		101,477
Utilities — 0.3%
Manila Electric	6,020	43,032
TOTAL PHILIPPINES		633,121
POLAND— 4.7%
Consumer Discretionary — 0.1%
LPP	10	24,544
Energy — 1.8%
Polski Koncern Naftowy Orlen S.A.	11,126	281,873

Schedule of Investments (Unaudited)	July 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Polskie Gornictwo Naftowe i Gazownictwo *	20,000	$30,192
		312,065
Financials — 1.5%
Bank Polska Kasa Opieki	1,594	48,758
Bank Zachodni	265	26,582
Powszechna Kasa Oszczednosci Bank Polski	7,681	87,593
Powszechny Zaklad Ubezpieczen	8,070	92,691
		255,624
Materials — 0.8%
KGHM Polska Miedz *	4,926	129,999
Utilities — 0.5%
PGE *	29,530	79,384
TOTAL POLAND		801,616
QATAR— 1.7%
Financials — 0.7%
Qatar National Bank	2,590	124,485
Industrials — 0.8%
Industries Qatar QSC	4,016	137,323
Telecommunication Services — 0.2%
Ooredoo QPSC	1,760	33,982
TOTAL QATAR		295,790
SINGAPORE— 0.6%
Consumer Staples — 0.6%
Thai Beverage	191,417	106,866
SOUTH AFRICA— 11.1%
Consumer Discretionary — 2.8%
Mr Price Group	5,690	102,143
Naspers, Cl N	1,368	338,586
Steinhoff Africa Retail *	21,360	27,575
		468,304
Consumer Staples — 1.7%
Bid	5,010	100,791
Shoprite Holdings	5,934	98,613
Tiger Brands	3,553	94,937
		294,341
Financials — 2.2%
FirstRand	30,320	160,341
Remgro	4,570	75,768
Standard Bank Group	8,595	133,760
		369,869
Health Care — 0.5%
Aspen Pharmacare Holdings	3,911	76,137

Schedule of Investments (Unaudited)	July 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.6%
Bidvest Group	6,780	$96,948
Information Technology — 0.5%
Sasol	2,283	90,318
Materials — 1.8%
Anglo American Platinum	1,975	60,989
Gold Fields ADR	39,559	147,951
Kumba Iron Ore	4,640	102,979
		311,919
Telecommunication Services — 1.0%
MTN Group	6,543	57,195
Vodacom Group	9,700	103,859
		161,054
TOTAL SOUTH AFRICA		1,868,890
THAILAND— 11.1%
Consumer Discretionary — 0.4%
Home Product Center NVDR	153,260	67,716
Minor International NVDR	2,680	3,061
		70,777
Consumer Staples — 2.0%
Berli Jucker NVDR	31,890	54,636
Carabao Group NVDR	34,000	48,798
Charoen Pokphand Foods NVDR	97,337	79,724
CP ALL NVDR	69,872	157,512
Siam Makro NVDR	680	756
		341,426
Energy — 2.5%
PTT NVDR	178,950	275,659
PTT Exploration & Production NVDR	30,050	125,096
Thai Oil NVDR	9,530	22,987
		423,742
Financials — 0.4%
Kasikornbank NVDR	1,970	12,849
Siam Commercial Bank NVDR	13,770	57,944
		70,793
Health Care — 0.2%
Bangkok Dusit Medical Services NVDR	47,310	37,683
Industrials — 2.1%
Airports of Thailand NVDR	132,520	263,885
CH Karnchang NVDR	124,300	99,007
		362,892
Materials — 1.7%
Indorama Ventures NVDR	21,980	39,309

Schedule of Investments (Unaudited)	July 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PTT Global Chemical NVDR	34,541	$84,873
Siam Cement NVDR	12,380	166,704
		290,886
Technology — 0.3%
Intouch Holdings PCL NVDR	28,040	47,407
Telecommunication Services — 0.8%
Advanced Info Service NVDR	21,134	128,316
True NVDR	13,970	2,624
		130,940
Utilities — 0.7%
CK Power NVDR	459,190	54,932
Gulf Energy Development NVDR	32,550	61,881
		116,813
TOTAL THAILAND		1,893,359
TURKEY— 6.7%
Consumer Discretionary — 0.1%
Ford Otomotiv Sanayi	1,920	23,076
Consumer Staples — 0.8%
BIM Birlesik Magazalar	9,269	133,682
Energy — 1.3%
Tupras Turkiye Petrol Rafinerileri	10,343	226,707
Financials — 0.7%
Akbank Turk	27,270	40,163
Turkiye Garanti Bankasi	26,735	38,722
Turkiye Is Bankasi, Cl C	41,084	42,515
		121,400
Industrials — 1.2%
Aselsan Elektronik Sanayi Ve Ticaret	12,180	67,339
Enka Insaat ve Sanayi	20,767	20,644
KOC Holding	40,036	113,445
		201,428
Materials — 2.0%
Eregli Demir ve Celik Fabrikalari	149,523	336,267
Telecommunication Services — 0.6%
Turk Telekomunikasyon *	12,036	11,769
Turkcell Iletisim Hizmetleri	36,260	95,581
		107,350
TOTAL TURKEY		1,149,910
UKRAINE— 0.5%
Consumer Staples — 0.5%
Kernel Holding	6,051	83,898

Schedule of Investments (Unaudited)	July 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
UNITED ARAB EMIRATES— 1.7%
Financials — 0.6%
National Bank of Abu Dhabi PJSC	27,480	$101,746
Industrials — 0.6%
DP World	4,601	105,823
Telecommunication Services — 0.5%
Emirates Telecommunications Group PJSC	17,600	83,133
TOTAL UNITED ARAB EMIRATES		290,702
UNITED KINGDOM— 3.4%
Energy — 0.4%
Tullow Oil *	24,640	73,208
Financials — 0.3%
Bank of Georgia Group	1,954	46,783
Health Care — 0.4%
Mediclinic International	8,748	58,753
Materials — 2.3%
Antofagasta	6,240	82,099
Central Asia Metals	7,100	22,399
Fresnillo	11,521	157,021
KAZ Minerals *	11,730	130,234
		391,753
TOTAL UNITED KINGDOM		570,497
UNITED STATES— 1.9%
Consumer Discretionary — 0.2%
Liberty Latin America, Cl C *	1,370	26,523
Energy — 0.9%
Kosmos Energy *	8,523	64,604
Occidental Petroleum	977	82,000
		146,604
Materials — 0.4%
Southern Copper	1,375	67,870
Telecommunication Services — 0.4%
VEON ADR	20,349	61,658
TOTAL UNITED STATES		302,655
VIETNAM— 1.9%
Consumer Staples — 0.5%
Vietnam Dairy Products JSC	12,000	86,690
Financials — 0.5%
Bank for Foreign Trade of Vietnam JSC	31,870	80,075
Materials — 0.8%
Hoa Phat Group JSC *	82,320	132,056

Schedule of Investments (Unaudited)	July 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.2%
Vingroup JSC *	6,200	$28,333
TOTAL VIETNAM		327,154
TOTAL COMMON STOCK
(Cost $16,568,454)		16,849,843

PREFERRED STOCK — 0.3%
CHILE— 0.3%
Materials — 0.3%
Sociedad Quimica y Minera de Chile (A)
(Cost $42,050)	1,130	54,409
TOTAL INVESTMENTS — 100.0%
(Cost $16,610,504)		$16,904,252

Percentages are based on Net Assets of $16,911,981.

*	Non-income producing security.
(A)	There’s currently not stated rate.

ADR — American Depositary Receipt

Cl — Class

NVDR  — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

Ser — Series

As of July 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — 99.9%
PORTUGAL— 99.9%
Consumer Discretionary — 6.2%
Ibersol SGPS	61,365	$718,005
NOS SGPS	344,690	2,009,273
		2,727,278
Consumer Staples — 7.6%
Jeronimo Martins	123,241	1,835,652
Sonae	1,314,209	1,495,411
		3,331,063
Energy — 23.5%
Galp Energia	499,144	10,273,024
Financials — 6.0%
Banco BPI, Cl G *	408,500	693,054
Banco Comercial Portugues, Cl R *	6,137,791	1,927,530
Banco Espirito Santo *(A) (B) (C)	2,085,614	—
BANIF - Banco Internacional do Funchal *(A) (B) (C)	55,479,410	649
		2,621,233
Industrials — 7.1%
CTT-Correios de Portugal	290,489	1,021,705
Mota-Engil *	261,564	876,817
Sonae Capital	628,333	659,461
Teixeira Duarte	1,915,822	531,264
		3,089,247
Materials — 14.8%
Altri	159,757	1,635,590
Corticeira Amorim SGPS	83,708	1,106,756
Navigator	314,254	1,795,821
Semapa-Sociedade de Investimento e Gestao	60,429	1,421,177
Sonae Industria SGPS * (D)	172,005	499,114
		6,458,458
Telecommunication Services — 2.7%
Pharol SGPS * (D)	2,184,467	589,146
Sonaecom	215,061	603,920
		1,193,066
Utilities — 32.0%
EDP Renovaveis	206,285	2,131,253
Energias de Portugal	2,443,267	9,974,210
REN - Redes Energeticas Nacionais	634,139	1,859,397
		13,964,860
TOTAL COMMON STOCK
(Cost $44,310,238)		43,658,229

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI Portugal ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(E)(F) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.840%
(Cost $57,436)	57,436	$57,436

REPURCHASE AGREEMENTS(E) — 0.8%
BNP Paribas
1.910%, dated 07/31/2018, to be repurchased on 08/01/18, repurchase price $138,191 (collateralized by U.S. Treasury Obligations, ranging in par value $2,739 - $38,545, 2.500% - 2.750%, 2/15/2019 - 5/15/2024, with a total market value of $141,308)	$138,184	138,184
RBC Capital Markets
1.890%, dated 07/31/2018, to be repurchased on 08/01/18, repurchase price $199,583 (collateralized by U.S. Treasury Obligations, ranging in par value $18,287 - $39,214, 2.000% - 2.750%, 4/30/2023 - 11/15/2026, with a total market value of $210,653)	199,573	199,573
TOTAL REPURCHASE AGREEMENTS
(Cost $337,757)		337,757
TOTAL INVESTMENTS — 100.8%
(Cost $44,705,431)		$44,053,422

Percentages are based on Net Assets of $43,700,017.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2018 was $649 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2018, was $649 and represents 0.0% of net assets.
(D)	This security or a partial position of this security is on loan at July 31, 2018. The total value of securities on loan at July 31, 2018 was $328,534.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2018, was $395,193.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2018.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(a)	Total
Common Stock	$43,657,580	$—	$649	$43,658,229
Short-Term Investment	57,436	—	—	57,436
Repurchase Agreements	—	337,757	—	337,757
Total Investments in Securities	$43,715,016	$337,757	$649	$44,053,422

(a) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 101.1%
PAKISTAN— 101.1%
Consumer Discretionary — 5.2%
Honda Atlas Cars Pakistan	127,250	$291,622
Indus Motor	82,290	918,937
Nishat Mills	911,500	1,016,008
PAK Suzuki Motor	118,550	329,279
		2,555,846
Energy — 24.0%
National Refinery	132,300	441,338
Oil & Gas Development	2,986,340	3,647,505
Pakistan Oilfields	416,620	2,227,782
Pakistan Petroleum	1,812,200	3,127,344
Pakistan State Oil	830,852	2,187,854
Shell Pakistan	47,200	129,439
		11,761,262
Financials — 31.2%
Askari Bank	1,329,100	251,654
Bank Al Habib	3,721,000	2,523,730
Bank Alfalah	2,579,200	1,184,537
Habib Bank	2,738,750	3,926,905
MCB Bank	1,974,540	3,302,592
National Bank of Pakistan *	2,228,700	904,257
United Bank	2,258,290	3,198,256
		15,291,931
Health Care — 2.5%
Ferozsons Laboratories	75,930	125,921
Searle	417,114	1,129,659
		1,255,580
Industrials — 5.5%
Lucky Cement *	478,710	2,129,671
Pak Elektron	1,113,900	344,468
Pakistan International Bulk Terminal *	2,195,787	224,809
		2,698,948
Materials — 24.6%
DG Khan Cement	1,104,060	1,025,969
Engro	1,207,090	3,295,936
Engro Fertilizers	2,410,700	1,540,240
Fauji Cement	3,264,700	638,706
Fauji Fertilizer	2,534,900	2,037,949
Fauji Fertilizer Bin Qasim	1,531,100	488,938
International Steels	480,300	426,201
Kohat Cement	155,000	161,570
Maple Leaf Cement Factory	1,403,899	613,589
Millat Tractors	121,380	1,156,702

Schedule of Investments (Unaudited)	July 31, 2018

Global X MSCI Pakistan ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Packages	167,630	$676,611
		12,062,411
Utilities — 8.1%
Hub Power	2,876,842	2,227,143
K-Electric *	9,045,000	392,912
Kot Addu Power	1,462,000	666,960
SUI Northern Gas Pipeline	859,200	677,648
		3,964,663
TOTAL COMMON STOCK
(Cost $60,970,460)		49,590,641

U.S. TREASURY OBLIGATION — 6.1%
U.S. Treasury Bill
1.841%, 08/16/18(A)
(Cost $2,997,700)	$3,000,000	2,997,670
TOTAL INVESTMENTS — 107.2%
(Cost $63,968,160)		$52,588,311

Percentages are based on Net Assets of $49,041,185.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The following is a summary of the level of inputs used as of July 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$49,590,641	$—	$—	$49,590,641
U.S. Treasury Obligation	—	2,997,670	—	2,997,670
Total Investments in Securities	$49,590,641	$2,997,670	$—	$52,588,311

For the period ended July 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of July 31, 2018, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

GLX-QH-002-1400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: September 28, 2018

By (Signature and Title)*	/s/ Chang Kim
Chang Kim
Chief Financial Officer

Date: September 28, 2018

*	Print the name and title of each signing officer under his or her signature.